UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2012

Semi-Annual Reports of Investment Options Offered by
Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

  320 PARK AVENUE
  NEW YORK NY 10022-6839

August 2012

Dear Contract Owner,

As a valued variable accumulation annuity contract owner, we are pleased to provide you with the semi-annual fund reports for the investment options offered by your contract. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investment options, you will receive annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio's performance as of June 30, 2012. Please note that portfolio performance does not take into account the fees charged by the contract. If these fees had been included, the fund's performance would have been lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for over 65 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders. Today, as in the past, Mutual of America remains financially strong and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.*

Since 1945, Mutual of America has remained committed to its Mission to offer plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*  While these ratings do not apply to the safety or investment performance of the Separate Account investment funds available under Mutual of America's products, they do reflect the Company's ability to fulfill its General Account obligations, which include its obligations under the Interest Accumulation Account, annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments. Third party ratings are subject to change.

JUNE 30, 2012

Semi-Annual Reports of Mutual of America
Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

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MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the "Investment Company") Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company's funds for the six months ended June 30, 2012.

Six Month Retrospective

The most remarkable thing so far about the 2012 equity market, represented by the S&P 500®, is how similar it is to the previous two years. In both of those cases prices advanced strongly in the beginning of the year, only to drop during the late spring, summer and early fall, before advancing again through the end of the year. The same pattern has revealed itself so far this year, raising the question about what will happen during the second half.

The reasons for the mid-year declines are essentially the same: in general, an increase in investor fear that global growth is slowing and might lead to worldwide recession. The particular factors leading to this fear include the sovereign debt crisis in Europe, a slowdown in China engineered to reduce rising inflationary pressure, weakening economic data in the United States and the failure by the U.S. to get its own debt problems under control. The reason for the end-of-year and beginning-of-year rallies was a series of liquidity injections by the major central banks around the world. It has long been a staple of Wall Street wisdom that an investor should "never fight the Federal Reserve," or in this case, the Feds around the world, whenever they loosen monetary policy.

The major difference between now and the last two years is that we've seen this happen before. The effectiveness of successive quantitative easing appears to have diminished, and any new ones would likely prove less impressive to investors. As such, current confidence in monetary policy initiatives is lower compared to past years. The aggressive injection of liquidity by monetary authorities was designed to protect the recovery from petering out while giving policy makers the time to develop programs for fiscal stimulus to promote growth. Simultaneously, the expectation was that policy makers would implement strategies for getting control of rising deficits and, over the long term, reducing national debts. But so far, no such policies have been successfully deployed.

For example, the efforts by the U.S. Congress to come up with a deficit reduction plan in 2011 concluded in failure. Instead, it resulted in an agreement to implement "automatic sequestration of funds" equally apportioned from the defense and discretionary portions of the budget beginning in January 2013. Similarly, Europe staggered from one crisis to another, agreeing to bailouts for Ireland; Portugal; Greece; and most recently, Spanish banks. The condition for each bailout was the implementation of severe "austerity measures" in each of the recipient countries, raising the bar on economic growth necessary to pay off existing debt, as well as the additional debt added by the bailouts.

Debt Crisis in Europe Continues to Affect Markets

The most recent European Summit, the 20th in the past two years, took a small step in the direction of addressing the European Union's fatal flaw, namely, the lack of a centralized fiscal authority to police taxing and spending activities by individual constituent nations, as well as to provide continent-wide oversight and regulation of the banks. The breakthrough at this summit was a general agreement to establish a centralized bank regulatory authority over all banks, or at least the largest European banks.

In addition, the summit agreed to allow the European Stabilization Mechanism (ESM) to provide funds for bank recapitalization directly to the banks needing it rather than through the government of the country in which the bank is domiciled. This decision is important in two regards: first, lending directly to banks avoids adding to the debt burdens of the sovereign, and second, the funds provided directly to the banks from the ESM will not take priority over previous private lenders in the case of a default by the bank, as happened in the Greek bailout. In the latter case, all private funding dried up, and would probably have done so in Spain's case if this second provision had not been agreed upon.

The attempt to work out the details of these new agreements will inevitably involve politics and therefore setbacks, which means the European situation will continue to roil markets for some time, and well beyond the current year.

U.S. Economic Data Remains Weak

In the meantime, the economic data from the U.S. and China, the two largest drivers of global growth, have been steadily softening and generally below expectations. U.S. Gross Domestic Product (GDP) for the first quarter of 2012 came in at 1.9%, versus an expectation of 2.5%. While GDP for the second quarter of this year has not yet been reported at the time of this writing in late July 2012, the economic components that make up the measure have nearly all weakened, including consumption, net exports, business spending and government spending. The one bright spot has been residential construction, not so much because it has been robust, but that it has stopped declining and has even been up a bit on a month-to-month basis for several months. However, that will not move the needle on overall growth for the economy.

In the meantime, nearly all regional surveys of manufacturing activity, the engine behind the domestic recovery so far, showed weakening, with the recently released ISM Manufacturing survey for June dropping to 49.7 versus May's 53.5 and an expectation of 52.0. A reading below 50 is generally interpreted as contraction rather than expansion. At the least, the reading suggests a pull back by businesses. This conclusion is buttressed by the employment data recorded over the past few months. Weekly unemployment claims declined from a peak of 667,000 in March 2009 to a low of 362,000 in March 2012, but have since steadily risen back toward the 400,000 level. During this backup in weekly claims, job growth has slowed from an average of over 200,000 per month to less than 100,000 per month, a rate insufficient to cover new entrants to the job market, reduce unemployment or sustain recovery. Without jobs growth, consumer spending will remain muted; without sustainable spending, production will stall or decline. In addition, a slowdown in spending among our trading partners augurs sluggish domestic growth at best, and the threat of falling back into recession.

China Data Also Fails to Meet Expectations

China has witnessed a similar weakening in its data, with production data failing to meet expectations in most months of this year, while exports, although still positive, have increased at a successively slower rate. Furthermore, the strategy of shifting from more of a production-led economy to a consumer-led economy is not materializing quickly enough to take up the slack. Despite interest rate reductions and giving banks more flexibility to compete, allowing the currency to trade in a wider range and opening the markets to greater inflow and outflow of capital — all necessary moves to make China a true global player — the larger forces of global macroeconomics are overpowering even the tight fisted economic controls employed by the Chinese authorities.

Ultimately, China's growth depends on the health of other parts of the global economy, especially Europe and the U.S., and vice-versa. The complex global interdependence that has developed over the past 10 to 20 years means that both prosperity and suffering are shared, albeit perhaps to different degrees in different regions or countries. Nonetheless, for better or worse, we have become a more united world than at any time in history. And the driver of this increasing interdependence has been finance and economics, fostered by instantaneous communications. Our problems are significant but addressable, if the political will exists to solve them.

End of Bush Era Tax Cuts Looms Large

The U.S. is, in fact, currently facing a supreme test of political will with the so-called "fiscal cliff" arriving at the end of this year. On January 1, 2013, the Bush era tax cuts are scheduled to end, along with the payroll tax cut instituted two years ago to provide modest stimulus to consumer spending. Similarly, an investment tax credit for business capital investment will also end.

Further, the Patient Protection and Affordable Care Act, President Obama's signature achievement of his first term and just upheld by the United States Supreme Court, includes an additional 0.9% tax on high levels of income. Also, another incremental tax on high-income individuals of 3.8% on net investment income, over and above the current 15% capital gains rate, will be levied. Finally, if Congress does not specifically act on deficit reduction before the end of the year, the automatic spending cuts agreed to as a penalty for failure to implement a specific deficit reduction package in 2010 will take effect. Together, these tax increases and spending cuts are estimated to reduce GDP by over 3%. Obviously, if all these measures take effect, economic growth will be negative if current growth of less than 2.0% persists into next year.

The fly in the ointment is that between now and then, there are presidential and congressional elections that by all current prognostications will be close races, although the House is widely expected to remain under Republican control. Most commentators agree that a deficit pact before the election, or even in the post-election "lame duck" period, is highly unlikely. There is some chance that Congress may vote to postpone the implementation of these tax increases and spending cuts, or at least some of them, but that remains to be seen given the extreme partisanship that has marked the current congressional term.

Businesses, Consumers and Investors Exercising Caution

All of these uncertainties are making businessmen, consumers and investors around the world reluctant to spend or invest. That seems to be what the deteriorating economic data suggest.

Stock markets tend to move in the direction of corporate earnings. As we are about to enter the 2012 second quarter reporting season, the expectation is that year-over-year growth will come in at +5.0%, the slowest growth in 12 consecutive quarters. The percentage of positive earnings surprises has also been decelerating in successive quarters, while we have recently witnessed a number of high-profile company pre-announcements warning that second quarter earnings are likely to come in below expectations.

Weakness in Europe and difficult foreign exchange comparisons seem to be the common theme. And negative earnings revisions by analysts have increased compared to positive revisions. Should earnings disappoint, or worse, go negative, stocks would probably decline in response to another strong indication that the economy could be entering a recession. Of course, stocks remain relatively cheap, especially as compared to bonds, and there is the abiding hope that the Federal Reserve can find another creative way to prop up the economy.

Markets Face Headwinds Moving Forward

That seems to be one explanation why markets have held up as well as they have so far. After all, through June, the S&P 500 was up over 9% year-to-date. But if earnings begin to fall, stocks will no longer appear so inexpensive, and with slowdowns in Europe and China, as well as currency headwinds against the Euro, the odds are increasing that earnings could prove fragile.

Forecasting the trajectory of the economy and corporate profits becomes exceedingly difficult when the factors driving them are a function of politics. Europe, the U.S. and China are each facing serious economic and financial issues that can only be resolved by bold and courageous policy decisions. Most of these decisions are dependent on political considerations among polarized nations (Europe), opposing political ideologies (U.S.) and conflicting options for sustained growth (China). At some point, stock markets will lose patience with half-baked steps, deferral of real solutions to problems and political gridlock, and will raise the price of risky assets. The recent increase in stock volatility suggests that we might be approaching just such a market response.

The bond markets of the healthiest developed economies (United States, Germany and Japan) have actually already signaled concern with the increasing risk to global economic growth through appreciation of their sovereign bonds and consequent historically low yields. They have become the few "safe havens" for risk-averse investors. If markets become convinced that credible actions are being taken by policy makers to address problems, stocks will advance and bond prices will decline and yields will rise. Probabilities at present do not favor this latter outcome. We should probably expect more volatility in stocks and perhaps even lower interest rates for sovereign bonds of the strongest countries over the next six to twelve months.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2012

Equity Index Fund	+9.44%
All America Fund	+9.00%
Small Cap Value Fund	+8.99%
Small Cap Growth Fund	+6.74%
Mid Cap Value Fund	+3.72%
Mid-Cap Equity Index Fund	+7.94%
International Fund	+3.30%
Composite Fund	+6.60%
Retirement Income Fund	+3.91%
2010 Retirement Fund	+4.96%
2015 Retirement Fund	+5.39%
2020 Retirement Fund	+6.04%
2025 Retirement Fund	+6.71%
2030 Retirement Fund	+7.09%
2035 Retirement Fund	+7.36%
2040 Retirement Fund	+7.32%
2045 Retirement Fund	+7.32%

Total Returns — Six Months Ended June 30, 2012 (Continued)

Conservative Allocation Fund	+4.18%
Moderate Allocation Fund	+5.85%
Aggressive Allocation Fund	+7.43%
Money Market Fund	-0.09%
Mid-Term Bond Fund	+1.85%
Bond Fund	+2.95%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the six months ended June 30, 2012, compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500 had an overall strong first half of 2012, returning 9.49% including dividends. The S&P 500 reached its high of 1422 on April 2, 2012, which was followed by a market correction of over 10.5% to the intra-quarter low of 1,278 on June 4, 2012. Concerns over sovereign defaults in Europe, the potential of a breakup of the European Union and a potential slow-down in corporate earnings weighed on the market. Despite no resolution to fiscal concerns in Europe and minimal improvement to domestic economic conditions, the market recovered from its low on June 4, 2012, and rallied 7% into the end of June. Telecom, Financials, Consumer Discretionary and IT were the best performing sectors for the first half of the year, returning 15.6%, 11.3%, 11.3% and 11.0%, respectively. Energy and Materials were the worst performing, with returns of -0.12% and 2.9% respectively.

The Equity Index Fund's performance for the six months ended June 30, 2012, was 9.44%, in line with the benchmark return of 9.49%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ended June 30, 2012, the S&P 500 of large capitalization stocks increased by 9.49% on a total return basis, while the Russell 2000® Growth Index was up 8.81% and the Russell 2000® Value Index was up 8.23%.

The All America Fund's return for the six months ended June 30, 2012, was 9.00% versus the benchmark return of 9.49%. The underperformance of the Fund was largely the result of the underperformance of the Small Cap Growth component of the Fund. The Equity Index, Large Cap and Small Cap Value components each performed in line with the benchmark. It should be noted that the S&P 500, the fund's benchmark, outperformed all domestic indexes except the Russell 1000® Growth Index for the six months ended June 30, 2012.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2012, the Small Cap Value Fund returned 8.99% versus an 8.23% return for the Russell 2000 Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Technology, Healthcare and Utilities, while sectors detracting from Fund performance included Energy and Consumer Cyclical.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 6.74% during the six months ended June 30, 2012. The Fund's benchmark, the Russell 2000® Growth Index, returned 8.81% for the period. The Small Cap Growth Fund showed competitive results for 2012, especially when one considers that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

For the six-month period, eight of the ten economic sectors in the small cap growth universe had positive returns, with Healthcare showing the most impressive results, up 22.63%. The next best performing sector was Consumer Discretionary, which had a return of 12.29%. The Healthcare sector contributed more than half the return for the benchmark during the first six months of the year.

Our best performance was in the Industrial and Energy sectors. We underperformed in both Healthcare and Technology. With our bottom-up stock selection approach, we remain focused on companies that have sustainable top line growth as opposed to those that have benefited from policy stimulus or margin expansion (reduced operating expenses).

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2012, the Mid Cap Value Fund returned 3.72% versus a 7.78% return for the Russell Midcap Value Index. Adverse stock selection was the primary driver of performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Basic Materials and Technology while sectors detracting from Fund performance included Industrials and Finance.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 underperformed the S&P 500® in the first half of 2012, a continuation of their respective performance during 2011 and was driven by investor demand for yield and liquidity. Within the S&P MidCap 400, the Healthcare sector was extremely strong, up 15%. Similar to their large-cap counterparts, Telecom, Consumer Discretionary and Financials outperformed and were up 13.7%, 11.5% and 9.2% respectively. Energy and Consumer Staples were the worst performing sectors with returns of -10.7% and -3.3% respectively.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2012, was 7.94%, in line with the 7.90% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, in stocks of companies located outside of the United States that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (the "MSCI EAFE® Index"). Currently the International Fund is invested exclusively in exchange traded funds that reflect or closely match the holdings in the MSCI EAFE Index.

For the six months ended June 30, 2012, the International Fund returned 3.30%, outperforming the 2.96% return of the benchmark. The fund's benchmark closes earlier in the day than the actual market for the fund's investments. This time lag can result in both positive and negative performance differences. On the last business day of the period, the time lag resulted in the fund underperforming the benchmark.

COMPOSITE FUND

The Composite Fund invests in a diversified portfolio of common stocks and fixed-income securities, seeking appreciation and current income. The equity portion of the Composite Fund invests in stocks within the S&P 500® Index (the "S&P 500").

For the six months ended June 30, 2012, the equity portion of the Fund had a total return of 9.70% (before expenses), outperforming the S&P 500 Index by 21 basis points. The primary reason for the outperformance of this portion of the Fund was good stock selection in the Materials, Financials and Technology sectors.

The equity portion of the Composite Fund maintains sector weights within plus or minus 100 basis points of the S&P 500 Index and does not take positions in individual stocks with overweights of more than 200 basis points. This structural discipline produces a relatively low-risk portfolio that emphasizes stock selection based on strong fundamental analysis.

For the six months ended June 30, 2012, the fixed income portion of the Fund had a total return of 3.20% (before expenses), outperforming the Barclays Aggregate Index by 83 basis points. The fixed income portion of the Fund focused on income and capital preservation.

The Federal Reserve maintained its interest rate policies and promised to retain them for some time into the future. These are designed to drive short-term rates to negligible levels and flatten the yield curve so that even long-term Treasury rates remain under three percent. As a result, income needs of market participants were focused on intermediate corporate bonds. This compressed the spread between the Treasury and corporate bonds. We expect this to continue throughout the year.

The Fund's primary strategy is to maintain a diversified portfolio of higher yielding corporate bonds while keeping the duration slightly short in order to guard against incipient inflation. The corporate bond holdings have relatively short maturities and each represents only a small percentage of the entire portfolio. The focus on income, rather than market volatility, will enable the Fund to provide favorable compounded rates of return over meaningful time periods.

For the six months ended June 30, 2012, the Composite Fund returned 6.91% before expenses and 6.60% after expenses compared to the weighted benchmark return of 6.78%, 40% of which is based on the Barclays Capital Aggregate Bond Index and 60% of which is based on the S&P 500. About two-thirds of the Fund's pre-tax outperformance was attributable to the outperformance of the fixed income component, with the other third coming from the equity portion.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 38% in the Mid-Term Bond Funds and 7% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Barclays Capital Aggregate Bond Index (68% weighting), the Citigroup 3-Month Treasury Bill Index (7% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2012, the Fund returned 3.91% versus a 4.09% return in the weighted benchmark. The small underperformance of the Fund is mainly attributable to the underperformance of the Mid-Term Bond Fund relative to the Barclays Capital Aggregate Bond Index.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 59% of net assets in fixed-income funds (approximately 25% in the Bond Fund, 29% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 41% of net assets in equity funds (25% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund and 4% in the International Fund).

Performance for the 2010 Retirement Fund is compared to the Barclays Capital Aggregate Bond Index (54% weighting), the Citigroup 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (41% weighting). For the six months ended June 30, 2012, the Fund returned 4.96% versus a 5.31% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the underperformance of the International and Mid-Cap Equity Index Funds relative to the S&P 500 Index, and the Mid-Term Bond Fund underperforming the Barclays Capital Aggregate Bond Index.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 51% of net assets in equity funds (approximately 29% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 7% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 49% of net assets in fixed-income funds (26% in the Bond Fund, 19% in the Mid-Term Bond Fund and 4% in the Money Market Fund).

Performance for the 2015 Retirement Fund is compared to the S&P 500® Index (51% weighting), the Barclays Capital Aggregate Bond Index (45% weighting) and the Citigroup 3-Month Treasury Bill Index (4% weighting). For the six months ended June 30, 2012, the Fund returned 5.39% versus a 6.05% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the underperformance of the International and Mid-Cap Equity Index Funds relative to the S&P 500 Index, and the Mid-Term Bond Fund underperforming the Barclays Capital Aggregate Bond Index.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 61% of net assets in equity funds (approximately 33% in the Equity Index Fund, 11% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 39% of net assets in fixed-income funds (25% in the Bond Fund and 14% in the Mid-Term Bond Fund).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (61% weighting) and the Barclays Capital Aggregate Bond Index (39% weighting). For the six months ended June 30, 2012, the Fund returned 6.04% versus a 6.85% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the underperformance of the International Fund relative to the S&P 500 Index, and to a lesser extent, the Mid-Cap Equity Index and Small Cap Growth Funds underperforming the S&P 500 Index.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 71% of net assets in equity funds (approximately 37% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 9% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 29% of net assets in fixed-income funds (22% in the Bond Fund and 7% in the Mid-Term Bond Fund).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (71% weighting) and the Barclays Capital Aggregate Bond Index (29% weighting). For the six months ended June 30, 2012, the Fund returned 6.71% versus a 7.55% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the underperformance of the International Fund relative to the S&P 500 Index, and to a lesser extent, the Mid-Cap Equity Index and Small Cap Growth Funds underperforming the S&P 500 Index.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 79% of net assets in equity funds (approximately 40% in the Equity Index Fund, 17% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 21% of net assets in the Bond Fund.

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (79% weighting) and the Barclays Capital Aggregate Bond Index (21% weighting). For the six months ended June 30, 2012, the Fund returned 7.09% versus a 8.09% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the underperformance of the International Fund relative to the S&P 500 Index, and to a lesser extent, the Mid-Cap Equity Index and Small Cap Growth Funds underperforming the S&P 500 Index.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 86% of net assets in equity funds (approximately 40% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 14% of net assets in the Bond Fund.

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (86% weighting) and the Barclays Capital Aggregate Bond Index (14% weighting). For the six months ended June 30, 2012, the Fund returned 7.36% versus a 8.56% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the underperformance of the International Fund relative to the S&P 500 Index, and to a lesser extent, the Mid-Cap Equity Index and Small Cap Growth Funds underperforming the S&P 500 Index.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund's target allocation is approximately 89% of net assets in equity funds (approximately 35% in the Equity Index Fund, 24% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund.

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Barclays Capital Aggregate Bond Index (11% weighting). For the six months ended June 30, 2012, the Fund returned 7.32% versus a 8.76% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the underperformance of the International Fund relative to the S&P 500 Index, and to a lesser extent, the Mid-Cap Equity Index and Small Cap Growth Funds underperforming the S&P 500 Index.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment

Company. The Fund's target allocation is approximately 90% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund.

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Barclays Capital Aggregate Bond Index (10% weighting). For the six months ended June 30, 2012, the Fund returned 7.32% versus a 8.83% return in the weighted benchmark. The underperformance of the Fund is mainly attributable to the underperformance of the International Fund relative to the S&P 500 Index, and to a lesser extent, the Mid-Cap Equity Index and Small Cap Growth Funds underperforming the S&P 500 Index.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in an equity fund of the Investment Company. The Conservative Allocation Fund's target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond Fund and approximately 45% in the Mid-Term Bond Fund) and approximately 25% of net assets in equity funds (the Equity Index Fund).

Performance for the Conservative Allocation Fund is compared to the Barclays Capital Aggregate Bond Index (75% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2012, the Conservative Allocation Fund returned 4.18% versus a 4.26% return in the weighted benchmark. The small underperformance of the Fund is mainly attributable to the Mid-Term Bond Fund underperforming the Barclays Capital Aggregate Bond Index.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund's target allocation is approximately 50% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund and approximately 15% of its net assets in the Mid-Cap Equity Index Fund) and approximately 50% of net assets in fixed-income funds (approximately 30% of its net assets in the Bond Fund and approximately 20% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (50% weighting) and the Barclays Capital Aggregate Bond Index (50% weighting). For the six months ended June 30, 2012, the Moderate Allocation Fund returned 5.85% versus a 6.08% return for the weighted benchmark. The underperformance of the Fund is mainly attributable to the Mid-Cap Equity Index Fund underperforming the S&P 500 Index, and the Mid-Term Bond Fund underperforming the Barclays Capital Aggregate Bond Index.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund's target allocation is approximately 75% of net assets in equity funds (approximately 45% of its net assets in the Equity Index Fund, approximately 20% of its net assets in the Mid-Cap Equity Index Fund, approximately 5% of its net assets in the Small Cap Value Fund and approximately 5% of its net assets in the Small Cap Growth Fund) and approximately 25% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (75% weighting) and the Barclays Capital Aggregate Bond Index (25% weighting). For the six months ended June 30, 2012, the Aggressive Allocation Fund returned 7.43% versus a 7.82% return for the weighted benchmark. The underperformance of the Fund is mainly attributable to the Mid-Cap Equity Index and Small Cap Growth Funds underperforming the S&P 500 Index.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.07% before expenses and -0.09% after expenses for the six months ended June 30, 2012, compared to a 0.03% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

During the first half of 2012, the Federal Reserve remained committed to a near-zero interest rate policy by keeping the Fed Funds target rate at a range of 0% to 0.25%. As a result, money market returns were affected by extremely low yields and a decrease in supply of eligible investments. The Fund's strategy continued to focus on quality, liquidity, and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 14, 2012, was -0.17%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Mid-Term Bond Fund primarily invests in corporate and U.S. government agency securities, which normally yield more than U.S. Treasury issues.

The Mid-Term Bond Fund continued to overweight corporate issues during the first half of 2012 in order to capture additional income. The Fund will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. In addition, the Fund's corporate securities will remain highly diversified in order to shield the portfolio from any credit risk that might arise should the domestic economy weaken.

Portfolio duration remains targeted at 90% of the Barclays Capital Intermediate Government/Credit Bond Index. While this may impede performance during a market rally, it will enable the fund to maintain value if the government's monetary and fiscal policies begin to promote inflation. Even though official inflation numbers are relatively benign, anecdotal evidence suggests the opposite conclusion. At the very least, it is prudent to guard against the potential effects of the enormous debt burden that is being imposed by the federal government.

For the six months ended June 30, 2012, the Mid-Term Bond Fund returned 1.85% versus a 2.10% return for the Barclays Capital Intermediate Government/Credit Bond Index. The Fund's emphasis on higher yielding corporate issues was a major contributor to its outperformance.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve has maintained its commitment to low short-term rates in order to stimulate the economy, re-liquefy the banking system, and support the mortgage market. This has had the effect of reducing long-term rates, especially through massive government purchases of longer-dated issues. This is evidenced by the difference between two- and ten-year Treasury bond yields. At the end of 2011 this spread was 163 basis points, but declined to 132 basis points at the end of June 2012.

The corporate bond market performed well due to the decline in absolute yields as well as a continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the six months ended June 30, 2012, was 2.95%. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned 2.37% for the period. The Fund's emphasis on higher yielding corporate issues was a major contributor to its performance.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2012 (Unaudited)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2012 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2012 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
ASSET ALLOCATIONS AS OF JUNE 30, 2012 (Unaudited) (Continued)

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2012 and held for the entire period ending June 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Equity Index Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,094.40	$1.20
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.16

*  Expenses are equal to the Fund's annual expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

All America Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,089.99	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	$2.76

*  Expenses are equal to the Fund's annual expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,089.89	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.52

*  Expenses are equal to the Fund's annual expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,067.42	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.57

*  Expenses are equal to the Fund's annual expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Value Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,037.19	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.52

*  Expenses are equal to the Fund's annual expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,079.41	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.16

*  Expenses are equal to the Fund's annual expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,033.01	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$2.11

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Composite Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,066.02	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	$2.76

*  Expenses are equal to the Fund's annual expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Retirement Income Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,039.11	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.96	$2.56

*  Expenses are equal to the Fund's annual expense ratio of 0.51% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2010 Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,049.58	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.31

*  Expenses are equal to the Fund's annual expense ratio of 0.46% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2015 Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,053.88	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.31

*  Expenses are equal to the Fund's annual expense ratio of 0.46% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2020 Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,060.41	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.31

*  Expenses are equal to the Fund's annual expense ratio of 0.46% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2025 Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,067.09	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.21

*  Expenses are equal to the Fund's annual expense ratio of 0.44% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2030 Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,070.90	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.16

*  Expenses are equal to the Fund's annual expense ratio of 0.43% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

2035 Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,073.59	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$2.11

*  Expenses are equal to the Fund's annual expense ratio of 0.42% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2040 Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,073.22	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.16

*  Expenses are equal to the Fund's annual expense ratio of 0.43% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2045 Retirement Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,073.22	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.26

*  Expenses are equal to the Fund's annual expense ratio of 0.45% (reflecting direct investment management fees and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Conservative Allocation Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,041.78	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.41

*  Expenses are equal to the Fund's annual expense ratio of 0.48% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Moderate Allocation Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,058.49	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$1.96

*  Expenses are equal to the Fund's annual expense ratio of 0.39% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Aggressive Allocation Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,074.29	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$1.91

*  Expenses are equal to the Fund's annual expense ratio of 0.38% (reflecting the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$999.10	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.98	$1.56

*  Expenses are equal to the Fund's annual expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid-Term Bond Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,018.52	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.66	$2.87

*  Expenses are equal to the Fund's annual expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1 to June 30, 2012
Actual	$1,000.00	$1,029.50	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.66	$2.87

*  Expenses are equal to the Fund's annual expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (10.6%)
Amazon.com, Inc.*	29,554	$6,748,656
Comcast Corp. Cl A	214,146	6,846,248
Disney (Walt) Co.	142,656	6,918,816
Home Depot, Inc.	124,679	6,606,740
McDonald's Corp.	80,490	7,125,780
Other Securities	2,077,549	75,395,093
		109,641,333
CONSUMER STAPLES (10.8%)
Altria Group, Inc.	160,205	5,535,083
Coca-Cola Co.	181,992	14,229,954
CVS Caremark Corp.	101,490	4,742,628
Kraft Foods, Inc. Cl A	141,397	5,460,752
PepsiCo, Inc.	125,321	8,855,182
Philip Morris Int'l., Inc.	132,533	11,564,830
Proctor & Gamble Co.	221,716	13,580,105
Wal-Mart Stores, Inc.	141,000	9,830,520
Other Securities	795,331	37,387,530
		111,186,584
ENERGY (10.4%)
Chevron Corp.	156,871	16,549,891
ConocoPhillips	101,251	5,657,906
Exxon Mobil Corp.	373,134	31,929,076
Occidental Petroleum Corp.	66,492	5,703,019
Schlumberger Ltd.	105,480	6,846,707
Other Securities	1,049,653	40,055,667
		106,742,266
FINANCIALS (13.9%)
American Express Co.	82,230	4,786,608
Bank of America Corp.	872,845	7,139,872
Berkshire Hathaway, Inc. Cl B*	141,331	11,777,112
Citigroup, Inc.	242,801	6,655,175
JPMorgan Chase & Co.	300,960	10,753,301
U.S. Bancorp	148,595	4,778,815
Wells Fargo & Co.	425,868	14,241,026
Other Securities	2,466,464	83,250,083
		143,381,992
HEALTH CARE (11.4%)
Abbott Laboratories	126,227	8,137,855
Amgen, Inc.	61,135	4,465,300
Bristol-Myers Squibb Co.	136,554	4,909,116

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	213,913	$14,451,962
Merck & Co., Inc.	243,651	10,172,429
Pfizer, Inc.	593,356	13,647,188
UnitedHealth Group, Inc.	82,096	4,802,616
Other Securities	1,154,306	57,266,605
		117,853,071
INDUSTRIALS (10.1%)
3M Co.	55,348	4,959,181
Caterpillar, Inc.	54,070	4,591,084
General Electric Co.	834,185	17,384,415
Union Pacific Corp.	37,255	4,444,894
United Parcel Service, Inc. Cl B	76,868	6,054,124
United Technologies Corp.	75,774	5,723,210
Other Securities	1,204,408	60,779,550
		103,936,458
INFORMATION TECHNOLOGY (19.3%)
Apple, Inc.*	77,232	45,103,487
Cisco Systems, Inc.	428,172	7,351,713
EMC Corp.*	172,417	4,419,048
Google, Inc. Cl A*	21,472	12,455,263
Int'l. Business Machines Corp.	92,915	18,172,316
Intel Corp.	396,922	10,577,971
Microsoft Corp.	603,497	18,460,973
Oracle Corp.	312,215	9,272,786
QUALCOMM, Inc.	146,818	8,174,826
Visa, Inc. Cl A	40,034	4,949,403
Other Securities	2,210,028	60,218,482
		199,156,268
MATERIALS (3.3%)
Other Securities	753,708	34,160,035
TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	459,847	16,398,144
Verizon Communications, Inc.	223,794	9,945,405
Other Securities	451,944	4,816,477
		31,160,026
UTILITIES (3.6%)
Other Securities	979,712	36,900,759
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $791,197,555) 96.4%		$994,118,792

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.09%	08/09/12	$3,000,000	$2,999,700
COMMERCIAL PAPER (3.2%)
Abbott Laboratories†	A-1+	0.15	08/07/12	550,000	549,913
ConocoPhillips†	A-1	0.12	07/13/12	10,000,000	9,999,567
Nestle Capital Corp.†	A-1+	0.01	07/02/12	4,500,000	4,499,998
New Jersey Natural Gas	A-1	0.11	07/05/12	6,000,000	5,999,908
Praxair, Inc.	A-1	0.11	07/16/12	1,000,000	999,951
Toyota Motor Credit Corp.	A-1+	0.12	07/23/12	10,000,000	9,999,233
Wal-Mart Stores, Inc.†	A-1+	0.13	08/06/12	850,000	849,886
					32,898,456
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $35,898,156) 3.5%					35,898,156
TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000
TOTAL INVESTMENTS (Cost: $827,845,711) 100.0%					1,030,766,948
OTHER NET ASSETS 0.0% (3)					456,498
NET ASSETS 100.0%					$1,031,223,446

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (5.9%)
Amazon.com, Inc.*	4,093	$934,637
Comcast Corp. Cl A	29,476	942,348
Disney (Walt) Co.	19,691	955,014
McDonald's Corp.	11,123	984,719
Starbucks Corp.	8,705	464,151
Other Securities	294,965	10,851,281
		15,132,150
CONSUMER STAPLES (6.0%)
Altria Group, Inc.	22,102	763,624
Coca-Cola Co.	25,072	1,960,383
Kraft Foods, Inc. Cl A	19,513	753,592
PepsiCo, Inc.	17,265	1,219,945
Philip Morris Int'l., Inc.	18,292	1,596,160
Proctor & Gamble Co.	30,539	1,870,514
Wal-Mart Stores, Inc.	19,458	1,356,612
Other Securities	123,709	5,814,643
		15,335,473
ENERGY (5.7%)
Chevron Corp.	21,650	2,284,080
Exxon Mobil Corp.	51,487	4,405,748
Occidental Petroleum Corp.	9,130	783,080
Schlumberger Ltd.	14,486	940,286
Other Securities	158,091	6,281,259
		14,694,453
FINANCIALS (7.7%)
American Tower Corp.	4,358	304,668
Bank of America Corp.	119,822	980,144
Berkshire Hathaway, Inc. Cl B*	19,487	1,623,852
Capital One Financial Corp.	6,424	351,136
Citigroup, Inc.	33,275	912,068
Goldman Sachs Group, Inc.	5,586	535,474
JPMorgan Chase & Co.	41,485	1,482,259
Simon Property Group, Inc.	3,460	538,584
Wells Fargo & Co.	58,641	1,960,960
Other Securities	351,572	11,056,568
		19,745,713
HEALTH CARE (6.4%)
Abbott Laboratories	17,433	1,123,906
Gilead Sciences, Inc.*	8,422	431,880
Johnson & Johnson	29,570	1,997,754

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	33,641	$1,404,512
Pfizer, Inc.	81,704	1,879,192
UnitedHealth Group, Inc.	11,373	665,321
Other Securities	178,152	8,770,267
		16,272,832
INDUSTRIALS (5.6%)
3M Co.	7,649	685,350
Boeing Co.	8,174	607,328
Caterpillar, Inc.	7,412	629,353
General Electric Co.	115,002	2,396,647
Precision Castparts Corp.	1,594	262,197
Union Pacific Corp.	5,134	612,538
Other Securities	177,219	9,128,750
		14,322,163
INFORMATION TECHNOLOGY (10.7%)
Apple, Inc.*	10,647	6,217,853
Cisco Systems, Inc.	58,915	1,011,571
EMC Corp.*	23,794	609,840
Google, Inc. Cl A*	2,957	1,715,267
Int'l. Business Machines Corp.	12,816	2,506,558
Intel Corp.	54,876	1,462,445
Microsoft Corp.	83,172	2,544,236
Oracle Corp.	43,086	1,279,654
QUALCOMM, Inc.	20,085	1,118,333
Other Securities	309,872	8,985,993
		27,451,750
MATERIALS (1.8%)
Freeport-McMoRan Copper & Gold, Inc.	10,616	361,687
Other Securities	93,084	4,342,055
		4,703,742
TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	63,476	2,263,559
Verizon Communications, Inc.	30,877	1,372,174
Other Securities	62,317	664,925
		4,300,658
UTILITIES (2.0%)
Other Securities	135,224	5,094,450
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $121,631,838) 53.5%		$137,053,384

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.09%	08/09/12	$400,000	$399,960
COMMERCIAL PAPER (1.5%)
General Electric Capital Corp.	A-1+	0.13	07/20/12	2,000,000	1,999,856
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,800,000	1,799,986
					3,799,842
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $4,199,802) 1.7%					4,199,802
TOTAL INDEXED ASSETS (Cost: $125,831,640) 55.2%					$141,253,186

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2012 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (4.2%)
Amazon.com, Inc.*	3,603	$822,745
Disney (Walt) Co.	14,336	695,296
Starbucks Corp.	21,172	1,128,891
Other Securities	430,579	8,096,811
		10,743,743
CONSUMER STAPLES (3.0%)
Kraft Foods, Inc. Cl A	13,240	511,329
PepsiCo, Inc.	9,829	694,517
Philip Morris Int'l., Inc.	13,570	1,184,118
Proctor & Gamble Co.	15,945	976,631
Wal-Mart Stores, Inc.	17,613	1,227,978
Other Securities	112,984	3,189,984
		7,784,557
ENERGY (4.0%)
Chevron Corp.	6,326	667,393
Exxon Mobil Corp.	25,539	2,185,372
McMoRan Exploration Co.*	121,927	1,544,815
Occidental Petroleum Corp.	7,449	638,901
Other Securities	506,000	5,160,100
		10,196,581
FINANCIALS (7.9%)
American Tower Corp.	10,902	762,159
Bank of America Corp.	52,718	431,233
Berkshire Hathaway, Inc. Cl B*	8,795	732,887
Capital One Financial Corp.	14,184	775,297
Citigroup, Inc.	13,874	380,286
Goldman Sachs Group, Inc.	4,870	466,838
JPMorgan Chase & Co.	31,400	1,121,922
Simon Property Group, Inc.	5,117	796,512
Wells Fargo & Co.	38,762	1,296,201
Other Securities	657,445	13,658,142
		20,421,477
HEALTH CARE (5.7%)
Abbott Laboratories	4,072	262,522
Gilead Sciences, Inc.*	9,727	498,801
Merck & Co., Inc.	21,999	918,458
Pfizer, Inc.	51,541	1,185,443
UnitedHealth Group, Inc.	9,910	579,735
Other Securities	489,999	11,026,585
		14,471,544

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (5.1%)
Boeing Co.	10,566	$785,054
Caterpillar, Inc.	7,729	656,269
General Electric Co.	62,144	1,295,081
Precision Castparts Corp.	4,211	692,667
Union Pacific Corp.	3,758	448,367
Other Securities	247,534	9,269,409
		13,146,847
INFORMATION TECHNOLOGY (7.5%)
Apple, Inc.*	5,154	3,009,931
Cisco Systems, Inc.	14,262	244,879
EMC Corp.*	15,865	406,620
Google, Inc. Cl A*	1,426	827,180
Int'l. Business Machines Corp.	6,324	1,236,848
Intel Corp.	19,277	513,732
Microsoft Corp.	32,624	997,968
Oracle Corp.	24,380	724,086
QUALCOMM, Inc.	11,609	646,389
Other Securities	431,793	10,505,989
		19,113,622
MATERIALS (2.5%)
Freeport-McMoRan Copper & Gold, Inc.	11,668	397,529
Other Securities	278,991	5,977,869
		6,375,398
TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	32,277	1,150,998
Other Securities	125,493	1,157,646
		2,308,644
UTILITIES (1.4%)
Other Securities	98,349	3,689,463
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $91,209,276) 42.2%		$108,251,876
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	207,905
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		$207,905

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.0%)
Nestle Capital Corp.†	A-1+	0.01%	07/02/12	$3,700,000	$3,699,997
Novartis Finance Corp.†	A-1+	0.13	07/09/12	500,000	499,984
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,000,000	999,992
					5,199,973
TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $5,199,973) 2.0%					5,199,973
TOTAL ACTIVE ASSETS (Cost: $96,464,849) 44.3%					113,659,754
TEMPORARY CASH INVESTMENTS (2) (Cost: $592,600) 0.2%					592,600
TOTAL INVESTMENTS (Cost: $222,889,089) 99.7%					255,505,540
OTHER NET ASSETS 0.3%					667,213
NET ASSETS 100.0%					$256,172,753

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Bassett Furniture Industries, Inc.	250,937	$2,587,160
Pep Boys - Manny, Moe & Jack	274,091	2,713,501
Rent-A-Center, Inc.	73,658	2,485,221
Wolverine World Wide, Inc.	84,192	3,264,966
Other Securities	231,312	2,939,381
		13,990,229
CONSUMER STAPLES (2.2%)
Prestige Brands Hldgs., Inc.*	170,630	2,697,660
The Pantry, Inc.*	172,820	2,540,454
Other Securities	61,635	1,049,028
		6,287,142
ENERGY (5.4%)
Energy XXI (Bermuda) Ltd.	144,958	4,535,736
McMoRan Exploration Co.*	681,706	8,637,212
Other Securities	2,484,528	1,996,323
		15,169,271
FINANCIALS (34.6%)
Brookline Bancorp, Inc.	266,743	2,360,676
Cash America Int'l., Inc.	53,763	2,367,723
Colonial Properties Trust	140,135	3,102,589
EastGroup Properties, Inc.	51,570	2,748,681
Ellington Financial LLC	201,248	4,258,408
Equity Lifestyle Properties, Inc.	55,306	3,814,455
Forest City Enterprises, Inc. Cl A*	193,991	2,832,269
Glacier Bancorp, Inc.	143,562	2,223,775
Highwoods Properties, Inc.	86,575	2,913,249
Meadowbrook Insurance Group, Inc.	270,752	2,379,910
ProAssurance Corp.	49,226	4,385,544
SeaBright Hldgs., Inc.	421,334	3,745,659
Signature Bank*	51,071	3,113,799
SVB Financial Group*	47,850	2,809,752
Symetra Financial Corp.	257,477	3,249,360
UMB Financial Corp.	44,108	2,259,653
Other Securities	2,980,980	48,513,971
		97,079,473
HEALTH CARE (6.1%)
Computer Programs & Systems, Inc.	39,041	2,233,926
Conceptus, Inc.*	198,804	3,940,295
Medicines Co.*	98,025	2,248,694
QLT, Inc.*	462,866	3,527,039
Other Securities	746,710	5,232,237
		17,182,191

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (12.0%)
Actuant Corp. Cl A	116,737	$3,170,577
Alaska Air Group, Inc.*	80,066	2,874,369
AZZ, Inc.	52,383	3,208,983
Encore Wire Corp.	139,323	3,731,070
Genesee & Wyoming, Inc. Cl A*	79,177	4,183,713
Miller Industries, Inc.	181,808	2,896,201
Mueller Industries, Inc.	127,675	5,437,678
Old Dominion Freight Line, Inc.*	125,117	5,416,315
Other Securities	105,211	2,587,267
		33,506,173
INFORMATION TECHNOLOGY (9.4%)
Cirrus Logic, Inc.*	78,784	2,354,066
LogMeIn, Inc.*	77,260	2,357,975
Richardson Electronics Ltd.	354,018	4,365,042
TIBCO Software, Inc.*	136,327	4,078,904
Other Securities	654,768	13,153,625
		26,309,612
MATERIALS (10.4%)
Boise, Inc.	616,526	4,056,741
Crown Hldgs., Inc.*	133,733	4,612,451
Innophos Hldgs., Inc.	86,374	4,876,676
Kaiser Aluminum Corp.	79,388	4,115,474
Silgan Hldgs., Inc.	156,858	6,696,268
Other Securities	632,264	4,897,558
		29,255,168
TELECOMMUNICATION SERVICES (0.6%)
Other Securities	107,770	1,594,996
UTILITIES (6.0%)
Avista Corp.	133,367	3,560,899
Idacorp, Inc.	70,860	2,981,789
Northwest Natural Gas Co.	47,677	2,269,425
PNM Resources, Inc.	146,738	2,867,261
UNS Energy Corp.	85,423	3,281,097
Other Securities	61,209	1,969,094
		16,929,565
TOTAL COMMON STOCKS (Cost: $209,500,617) 91.7%		$257,303,820
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.6%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,591,072
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.6%		$1,591,072

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.8%)
U.S. Treasury Bill	A-1+	0.03%	08/23/12	$5,000,000	$4,999,764
COMMERCIAL PAPER (6.1%)
ConocoPhillips†	A-1	0.12	07/13/12	2,000,000	1,999,913
Nestle Capital Corp.†	A-1+	0.01	07/02/12	3,500,000	3,499,998
Praxair, Inc.	A-1	0.11	07/16/12	1,496,000	1,495,927
San Diego Gas & Electric Co.†	A-1	0.15	07/05/12	5,000,000	4,999,896
Toyota Motor Credit Corp.	A-1+	0.10	07/30/12	5,000,000	4,999,583
					16,995,317
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,995,081) 7.9%					21,995,081
TOTAL INVESTMENTS (Cost: $231,921,198) 100.2%					280,889,973
OTHER NET ASSETS -0.2%					(646,903)
NET ASSETS 100.0%					$280,243,070

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.2%)
AFC Enterprises, Inc.*	184,542	$4,270,302
American Axle & Mfg. Hldgs., Inc.*	274,487	2,879,369
Denny's Corp.*	668,422	2,967,794
Express, Inc.*	131,871	2,396,096
HSN, Inc.	73,421	2,962,537
Maidenform Brands, Inc.*	146,525	2,918,778
Shutterfly, Inc.*	76,098	2,335,448
Other Securities	1,038,221	17,202,782
		37,933,106
CONSUMER STAPLES (3.2%)
Hain Celestial Group, Inc.*	42,670	2,348,557
Other Securities	274,242	6,795,203
		9,143,760
ENERGY (7.6%)
Energy XXI (Bermuda) Ltd.	154,821	4,844,349
MarkWest Energy Partners LP	47,336	2,334,138
McMoRan Exploration Co.*	544,832	6,903,626
Other Securities	920,302	7,785,036
		21,867,149
FINANCIALS (7.5%)
Colonial Properties Trust	110,218	2,440,227
iShares Russell 2000 Growth Index Fund	39,550	3,617,639
Signature Bank*	46,401	2,829,069
Other Securities	567,510	12,822,159
		21,709,094
HEALTH CARE (21.7%)
Cubist Pharmaceuticals, Inc.*	67,684	2,565,900
Cyberonics, Inc.*	78,294	3,518,532
DexCom, Inc.*	160,120	2,075,155
HMS Hldgs. Corp.*	94,895	3,160,952
Neogen Corp.*	58,172	2,687,546
NxStage Medical, Inc.*	138,507	2,321,377
PAREXEL International Corp.*	81,053	2,288,126
Questcor Pharmaceuticals, Inc.*	62,292	3,316,426
Salix Pharmaceuticals Ltd.*	96,343	5,244,913
SXC Health Solutions Corp.*	38,138	3,783,671
Other Securities	1,798,099	31,363,608
		62,326,206

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (14.2%)
Acco Brands Corp.*	202,361	$2,092,413
Astronics Corp.*	109,138	3,082,057
AZZ, Inc.	53,050	3,249,843
Genesee & Wyoming, Inc. Cl A*	50,113	2,647,971
Healthcare Svcs. Group, Inc.	120,061	2,326,782
Old Dominion Freight Line, Inc.*	74,997	3,246,620
Raven Industries, Inc.	73,550	5,118,345
Robbins & Myers, Inc.	54,577	2,282,410
Smith (A.O.) Corp.	51,765	2,530,791
Sun Hydraulics Corp.	91,537	2,223,434
Teledyne Technologies, Inc.*	51,801	3,193,532
Other Securities	312,530	8,949,926
		40,944,124
INFORMATION TECHNOLOGY (20.5%)
Adtran, Inc.	92,789	2,801,300
Cirrus Logic, Inc.*	114,525	3,422,007
CommVault Systems, Inc.*	86,674	4,296,430
Informatica Corp.*	60,505	2,562,992
LogMeIn, Inc.*	112,498	3,433,439
Microsemi Corp.*	115,911	2,143,194
Nanometrics, Inc.*	159,743	2,453,652
Parametric Technology Corp.*	124,550	2,610,568
RealD, Inc.*	141,049	2,110,093
Responsys, Inc.*	219,866	2,664,776
Sourcefire, Inc.*	78,557	4,037,830
TIBCO Software, Inc.*	88,939	2,661,055
Other Securities	1,208,547	23,924,122
		59,121,458
MATERIALS (4.2%)
Innophos Hldgs., Inc.	62,775	3,544,277
Other Securities	606,204	8,675,451
		12,219,728
TELECOMMUNICATION SERVICES (1.5%)
AboveNet, Inc.*	34,179	2,871,036
Other Securities	92,782	1,373,174
		4,244,210
UTILITIES (0.8%)
Northwest Natural Gas Co.	49,320	2,347,632
TOTAL COMMON STOCKS (Cost: $226,841,494) 94.4%		$271,856,467

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.9%)
ConocoPhillips†	A-1	0.12%	07/13/12	$4,000,000	$3,999,826
Nestle Capital Corp.†	A-1+	0.01 - 0.10	07/02/12 - 07/09/12	5,400,000	5,399,951
New Jersey Natural Gas	A-1	0.11	07/05/12	3,500,000	3,499,947
Toyota Motor Credit Corp.	A-1+	0.10	07/30/12	4,000,000	3,999,667
					16,899,391
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,899,391) 5.9%					16,899,391
TOTAL INVESTMENTS (Cost: $243,740,885) 100.3%					288,755,858
OTHER NET ASSETS -0.3%					(808,570)
NET ASSETS 100.0%					$287,947,288

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.5%)
CBS Corp. Cl B	19,076	$625,311
Newell Rubbermaid, Inc.	25,777	467,595
V.F. Corp.	6,253	834,463
Other Securities	52,500	1,853,642
		3,781,011
CONSUMER STAPLES (5.5%)
ConAgra Foods, Inc.	31,403	814,280
Dr. Pepper Snapple Group, Inc.	17,601	770,044
J.M. Smucker Co.	6,775	511,648
Other Securities	22,501	686,309
		2,782,281
ENERGY (8.2%)
Energy XXI (Bermuda) Ltd.	23,437	733,344
McMoRan Exploration Co.*	102,193	1,294,785
Noble Energy, Inc.	8,397	712,234
Range Resources Corp.	10,221	632,373
Spectra Energy Corp.	17,501	508,579
Other Securities	6,236	235,970
		4,117,285
FINANCIALS (27.3%)
American Financial Group, Inc.	22,519	883,420
Ameriprise Financial, Inc.	15,536	811,911
Aon PLC*	13,110	613,286
Associated Banc-Corp.	35,032	462,072
BOK Financial Corp.	11,843	689,263
Boston Properties, Inc.	5,830	631,797
Equity Residential	16,958	1,057,501
Everest Re Group Ltd.	5,685	588,341
Host Hotels & Resorts, Inc.	34,412	544,398
National Retail Pptys., Inc.	16,449	465,342
People's United Financial, Inc.	40,439	469,497
Public Storage	5,103	736,924
Reinsurance Grp. of America, Inc.	8,642	459,841
StanCorp Financial Group, Inc.	12,885	478,807
Vornado Realty Trust	9,825	825,103
Other Securities	221,440	4,072,294
		13,789,797
HEALTH CARE (7.6%)
AmerisourceBergen Corp.	17,615	693,150
CIGNA Corp.	11,462	504,328

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Forest Laboratories, Inc.*	14,473	$506,410
Humana, Inc.	8,584	664,745
Mettler-Toledo Int'l., Inc.*	3,196	498,097
Other Securities	24,524	949,043
		3,815,773
INDUSTRIALS (9.1%)
Kirby Corp.*	15,712	739,721
Lincoln Electric Hldgs., Inc.	11,981	524,648
Old Dominion Freight Line, Inc.*	14,320	619,913
Precision Castparts Corp.	5,121	842,353
Other Securities	46,494	1,877,076
		4,603,711
INFORMATION TECHNOLOGY (7.8%)
Informatica Corp.*	11,317	479,388
NCR Corp.*	23,781	540,542
Teradata Corp.*	7,675	552,677
TIBCO Software, Inc.*	18,996	568,360
Other Securities	48,274	1,774,368
		3,915,335
MATERIALS (6.3%)
Crown Hldgs., Inc.*	42,242	1,456,926
Cytec Industries, Inc.	10,131	594,082
Eastman Chemical Co.	10,522	529,993
Other Securities	14,328	605,596
		3,186,597
TELECOMMUNICATION SERVICES (0.7%)
Other Securities	35,415	342,109
UTILITIES (12.7%)
Ameren Corp.	21,916	735,063
Atmos Energy Corp.	18,147	636,415
Edison International	18,465	853,083
FirstEnergy Corp.	19,552	961,763
Great Plains Energy, Inc.	27,493	588,625
Integrys Energy Group, Inc.	10,700	608,509
ITC Hldgs. Corp.	9,659	665,602
NV Energy, Inc.	40,396	710,162
Other Securities	136,100	647,878
		6,407,100
TOTAL COMMON STOCKS (Cost: $42,655,872) 92.7%		$46,740,999

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (7.0%)
Nestle Capital Corp.†	A-1+	0.01%	07/02/12	$1,800,000	$1,799,999
New Jersey Natural Gas	A-1	0.12	07/11/12	700,000	699,974
Toyota Motor Credit Corp.	A-1+	0.12	07/06/12	1,000,000	999,980
					3,499,953
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,499,953) 7.0%					3,499,953
TOTAL INVESTMENTS (Cost: $46,155,825) 99.7%					50,240,952
OTHER NET ASSETS 0.3%					147,586
NET ASSETS 100.0%					$50,388,538

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (13.0%)
Advance Auto Parts, Inc.	36,777	$2,508,927
Dick's Sporting Goods, Inc.	47,279	2,269,392
Foot Locker, Inc.	75,284	2,302,185
LKQ Corp.*	72,284	2,414,286
PetSmart, Inc.	51,506	3,511,679
Polaris Industries, Inc.	35,796	2,558,698
PVH Corp.	34,354	2,672,398
Tractor Supply Co.	34,427	2,859,507
Other Securities	2,064,474	51,575,152
		72,672,224
CONSUMER STAPLES (3.4%)
Church & Dwight Co., Inc.	66,521	3,689,920
Energizer Hldgs., Inc.*	30,396	2,287,299
Other Securities	491,860	13,152,700
		19,129,919
ENERGY (5.1%)
Cimarex Energy Co.	41,325	2,277,834
HollyFrontier Corp.	95,880	3,397,028
Oceaneering Int'l., Inc.	52,859	2,529,832
Other Securities	813,791	20,623,957
		28,828,651
FINANCIALS (21.4%)
Affiliated Managers Group, Inc.*	24,602	2,692,689
Alleghany Corp.*	6,860	2,330,685
Camden Property Trust	38,416	2,599,611
Essex Property Trust, Inc.	16,930	2,605,866
Everest Re Group Ltd.	24,950	2,582,076
Federal Realty Investment Trust	30,742	3,199,935
New York Community Bancorp, Inc.	208,489	2,612,367
Rayonier, Inc.	57,979	2,603,257
Realty Income Corp.	63,153	2,637,901
SL Green Realty Corp	43,624	3,500,390
The Macerich Co.	64,603	3,814,807
UDR, Inc.	119,511	3,088,164
Other Securities	3,753,455	85,706,139
		119,973,887
HEALTH CARE (10.5%)
Hologic, Inc.*	124,399	2,244,158
IDEXX Laboratories, Inc.*	25,267	2,428,917
Mettler-Toledo Int'l., Inc.*	15,105	2,354,114

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Regeneron Pharmaceuticals, Inc.*	42,209	$4,821,108
Schein (Henry), Inc.*	41,403	3,249,721
Vertex Pharmaceuticals, Inc.*	101,214	5,659,882
Other Securities	1,092,394	38,067,965
		58,825,865
INDUSTRIALS (15.4%)
AMETEK, Inc.	77,819	3,883,946
Donaldson Co., Inc.	71,157	2,374,509
Hubbell, Inc. Cl B	28,848	2,248,413
Hunt (J.B.) Transport Svcs., Inc.	40,673	2,424,111
Kansas City Southern	51,884	3,609,051
Other Securities	2,174,757	71,963,357
		86,503,387
INFORMATION TECHNOLOGY (15.0%)
Alliance Data Systems Corp.*	23,237	3,136,995
ANSYS, Inc.*	44,971	2,838,120
Equinix, Inc.*	22,374	3,929,993
FactSet Research Systems, Inc.	24,317	2,260,022
Rackspace Hosting, Inc.*	55,665	2,445,920
Skyworks Solutions, Inc.*	91,062	2,492,367
TIBCO Software, Inc.*	82,145	2,457,778
Trimble Navigation Ltd.*	61,334	2,821,977
Other Securities	3,179,625	61,856,856
		84,240,028
MATERIALS (6.6%)
Albemarle Corp.	43,716	2,607,222
Ashland, Inc.	37,228	2,580,273
Royal Gold, Inc.	28,803	2,258,155
Valspar Corp.	45,178	2,371,393
Other Securities	807,117	27,424,461
		37,241,504
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	114,167	2,736,498
UTILITIES (4.9%)
Alliant Energy Corp.	52,215	2,379,438
OGE Energy Corp.	46,743	2,420,820
Other Securities	844,909	22,732,185
		27,532,443
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $473,315,147) 95.8%		$537,684,406

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.09%	08/09/12	$3,000,000	$2,999,700
COMMERCIAL PAPER (2.9%)
ConocoPhillips†	A-1	0.12	07/13/12	5,000,000	4,999,784
Nestle Capital Corp.†	A-1+	0.01	07/02/12	3,000,000	2,999,998
New Jersey Natural Gas	A-1	0.11	07/05/12	3,000,000	2,999,954
Toyota Motor Credit Corp.	A-1+	0.08	07/17/12	5,000,000	4,999,811
					15,999,547
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,999,247) 3.4%					18,999,247
TEMPORARY CASH INVESTMENTS (2) (Cost: $170,700) 0.0% (3)					170,700
TOTAL INVESTMENTS (Cost: $492,485,094) 99.2%					556,854,353
OTHER NET ASSETS 0.8%					4,411,398
NET ASSETS 100.0%					$561,265,751

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.5%)
iShares MSCI EAFE Growth Index Fund	120,600	$6,459,336
iShares MSCI EAFE Index Fund	169,900	8,488,204
iShares MSCI EAFE Value Index Fund	152,700	6,483,642
Vanguard MSCI EAFE ETF	1,225,000	38,673,250
Vanguard MSCI Europe ETF	276,100	11,825,363
Vanguard MSCI Pacific ETF	130,900	6,560,708
		78,490,503
TOTAL COMMON STOCKS (Cost: $82,857,255) 97.5%		$78,490,503

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.5%)
New Jersey Natural Gas	A-1	0.11%	07/19/12	$1,000,000	$999,942
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	980,000	979,992
					1,979,934
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,979,934) 2.5%					1,979,934
TOTAL INVESTMENTS (Cost: $84,837,189) 100.0%					80,470,437
OTHER NET ASSETS 0.0% (3)					9,294
NET ASSETS 100.0%					$80,479,731

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
Amazon.com, Inc.*	6,189	$1,413,258
Disney (Walt) Co.	24,630	1,194,555
Starbucks Corp.	36,380	1,939,782
Other Securities	152,881	5,199,497
		9,747,092
CONSUMER STAPLES (6.5%)
PepsiCo, Inc.	16,911	1,194,931
Philip Morris Int'l., Inc.	23,225	2,026,614
Proctor & Gamble Co.	27,413	1,679,046
Wal-Mart Stores, Inc.	30,261	2,109,797
Other Securities	104,666	3,912,605
		10,922,993
ENERGY (6.7%)
Chevron Corp.	10,841	1,143,726
Exxon Mobil Corp.	43,875	3,754,382
National Oilwell Varco, Inc.	12,158	783,462
Noble Energy, Inc.	10,408	882,807
Occidental Petroleum Corp.	12,800	1,097,856
Other Securities	67,546	3,556,643
		11,218,876
FINANCIALS (8.7%)
American Tower Corp.	18,624	1,302,004
Bank of America Corp.	90,566	740,830
Berkshire Hathaway, Inc. Cl B*	15,110	1,259,116
Capital One Financial Corp.	24,568	1,342,887
JPMorgan Chase & Co.	54,300	1,940,139
Simon Property Group, Inc.	8,796	1,369,185
Wells Fargo & Co.	67,072	2,242,888
Other Securities	104,079	4,390,596
		14,587,645
HEALTH CARE (6.9%)
Abbott Laboratories	6,912	445,617
Forest Laboratories, Inc.*	27,502	962,295
McKesson Corp.	9,394	880,688
Merck & Co., Inc.	37,783	1,577,440
Pfizer, Inc.	85,541	1,967,443
UnitedHealth Group, Inc.	17,013	995,261

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Other Securities	109,050	$4,653,921
		11,482,665
INDUSTRIALS (6.0%)
Boeing Co.	18,152	1,348,694
Caterpillar, Inc.	13,216	1,122,171
Cummins, Inc.	9,218	893,316
General Electric Co.	106,760	2,224,878
Precision Castparts Corp.	7,238	1,190,579
Roper Industries, Inc.	9,545	940,946
Other Securities	32,625	2,272,532
		9,993,116
INFORMATION TECHNOLOGY (11.0%)
Apple, Inc.*	8,865	5,177,155
Google, Inc. Cl A*	2,462	1,428,133
Int'l. Business Machines Corp.	10,860	2,123,999
Microsoft Corp.	56,064	1,714,998
Oracle Corp.	41,455	1,231,214
QUALCOMM, Inc.	19,962	1,111,484
Salesforce.com, inc.*	7,752	1,071,792
Other Securities	170,225	4,690,906
		18,549,681
MATERIALS (2.4%)
Eastman Chemical Co.	21,182	1,066,937
Other Securities	65,463	2,870,470
		3,937,407
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	54,830	1,955,238
CenturyLink, Inc.	12,144	479,567
Other Securities	161,937	527,915
		2,962,720
UTILITIES (1.8%)
Dominion Resources, Inc.	16,796	906,984
Other Securities	50,881	2,150,544
		3,057,528
TOTAL COMMON STOCKS (Cost: $81,414,337) 57.6%		$96,459,723

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.8%)
U.S. Treasury Strip	AA+	0.00%	08/15/21 - 08/15/29	$12,850,000	$9,784,458
U.S. GOVERNMENT AGENCIES (13.4%)
MORTGAGE-BACKED OBLIGATIONS (13.4%)
FHARM	AA+	4.64 - 5.77	02/01/36 - 09/01/39	628,127	675,620
FHLMC	AA+	4.00 - 6.00	02/01/25 - 07/01/41	2,562,812	2,757,618
FNMA	AA+	3.50 - 8.00	09/01/16 - 12/25/49	12,901,091	14,098,302
GNMA (4)	AA+	3.50 - 7.00	10/15/24 - 03/20/42	4,125,111	4,501,359
Other Securities				348,571	406,510
					22,439,409
CORPORATE DEBT (17.9%)
CONSUMER DISCRETIONARY (2.5%)
Other Securities				4,000,000	4,237,779
CONSUMER STAPLES (0.9%)
Other Securities				1,450,000	1,557,832
ENERGY (2.6%)
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	253,863
Noble Drilling Corp.	BBB+	7.50	03/15/19	800,000	1,003,570
Other Securities				2,850,000	3,058,084
					4,315,517
FINANCIALS (6.5%)
Ally Financial, Inc.	B+	0.00	12/01/12	2,500,000	2,459,371
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,562
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,522,541
Other Securities				6,247,000	6,633,460
					10,867,934
HEALTH CARE (1.3%)
Other Securities				2,050,000	2,245,932
INDUSTRIALS (1.3%)
Other Securities				2,100,000	2,183,316
INFORMATION TECHNOLOGY (0.1%)
Other Securities				100,000	107,205
MATERIALS (1.2%)
Geon Co.	BB-	7.50	12/15/15	1,000,000	1,030,000
Other Securities				900,000	937,801
					1,967,801
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	523,585
UTILITIES (1.2%)
Other Securities				1,890,000	1,974,153
TOTAL LONG-TERM DEBT SECURITIES (Cost: $57,694,029) 37.1%					62,204,921
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.5%)
Abbott Laboratories†	A-1+	0.14	08/07/12	1,000,000	999,852
General Electric Capital Corp.	A-1+	0.15	07/11/12	2,500,000	2,499,885
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	4,020,000	4,019,969
					7,519,706

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,519,706) 4.5%	7,519,706
TEMPORARY CASH INVESTMENTS (2) (Cost: $1,017,200) 0.6%	1,017,200
TOTAL INVESTMENTS (Cost: $147,645,272) 99.8%	167,201,550
OTHER NET ASSETS 0.2%	269,033
NET ASSETS 100.0%	$167,470,583

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	5,350,714	$7,650,333
Equity Index Fund (21.5%)	2,435,769	5,511,181
Mid-Cap Equity Index Fund (5.4%)	899,339	1,392,832
Mid-Term Bond Fund (37.0%)	8,795,076	9,492,974
Money Market Fund (6.2%)	1,321,573	1,587,751
TOTAL INVESTMENTS (Cost: $24,511,659) 100.0%		$25,635,071
OTHER NET ASSETS		—
NET ASSETS 100.0%		$25,635,071

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.7%)	3,677,377	$5,257,833
Equity Index Fund (26.4%)	2,493,687	5,642,226
International Fund (3.3%)	1,132,867	701,068
Mid-Cap Equity Index Fund (15.2%)	2,085,918	3,230,521
Mid-Term Bond Fund (26.2%)	5,189,468	5,601,258
Money Market Fund (4.2%)	745,480	895,627
TOTAL INVESTMENTS (Cost: $19,721,499) 100.0%		$21,328,533
OTHER NET ASSETS		—
NET ASSETS 100.0%		$21,328,533

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.9%)	17,693,425	$25,297,671
Equity Index Fund (31.3%)	14,070,491	31,835,950
International Fund (6.5%)	10,586,722	6,551,529
Mid-Cap Equity Index Fund (11.8%)	7,757,657	12,014,508
Mid-Term Bond Fund (17.7%)	16,600,186	17,917,427
Money Market Fund (3.4%)	2,912,741	3,499,396
Small Cap Growth Fund (2.2%)	1,818,400	2,258,335
Small Cap Value Fund (2.2%)	1,738,199	2,212,439
TOTAL INVESTMENTS (Cost: $90,333,151) 100.0%		$101,587,255
OTHER NET ASSETS		—
NET ASSETS 100.0%		$101,587,255

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	23,430,126	$33,499,878
Equity Index Fund (35.5%)	22,033,413	49,852,889
International Fund (7.6%)	17,257,541	10,679,726
Mid-Cap Equity Index Fund (11.6%)	10,461,360	16,201,812
Mid-Term Bond Fund (12.9%)	16,738,778	18,067,017
Small Cap Growth Fund (4.3%)	4,878,150	6,058,345
Small Cap Value Fund (4.3%)	4,692,315	5,972,538
TOTAL INVESTMENTS (Cost: $125,185,143) 100.0%		$140,332,205
OTHER NET ASSETS		—
NET ASSETS 100.0%		$140,332,205

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.4%)	18,379,916	$26,279,200
Equity Index Fund (40.1%)	22,829,466	51,654,041
International Fund (7.9%)	15,887,894	9,832,128
Mid-Cap Equity Index Fund (16.1%)	13,037,367	20,191,348
Mid-Term Bond Fund (5.9%)	7,384,545	7,970,516
Small Cap Growth Fund (5.4%)	5,565,302	6,911,744
Small Cap Value Fund (5.2%)	5,359,131	6,821,284
TOTAL INVESTMENTS (Cost: $114,171,660) 100.0%		$129,660,261
OTHER NET ASSETS		—
NET ASSETS 100.0%		$129,660,261

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.7%)	14,675,860	$20,983,222
Equity Index Fund (41.1%)	19,351,221	43,784,151
International Fund (8.4%)	14,436,237	8,933,779
Mid-Cap Equity Index Fund (18.1%)	12,482,522	19,332,044
Small Cap Growth Fund (6.4%)	5,460,813	6,781,974
Small Cap Value Fund (6.3%)	5,259,304	6,694,220
TOTAL INVESTMENTS (Cost: $93,022,440) 100.0%		$106,509,390
OTHER NET ASSETS		—
NET ASSETS 100.0%		$106,509,390

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.9%)	7,543,062	$10,784,904
Equity Index Fund (41.1%)	15,135,317	34,245,229
International Fund (10.1%)	13,599,912	8,416,224
Mid-Cap Equity Index Fund (21.2%)	11,429,289	17,700,872
Small Cap Growth Fund (7.4%)	4,985,763	6,191,993
Small Cap Value Fund (7.3%)	4,798,896	6,108,198
TOTAL INVESTMENTS (Cost: $72,590,456) 100.0%		$83,447,420
OTHER NET ASSETS		—
NET ASSETS 100.0%		$83,447,420

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.6%)	5,611,847	$8,023,695
Equity Index Fund (35.9%)	12,050,815	27,266,223
International Fund (11.8%)	14,488,375	8,966,044
Mid-Cap Equity Index Fund (24.8%)	12,117,554	18,766,807
Small Cap Growth Fund (8.5%)	5,167,463	6,417,653
Small Cap Value Fund (8.4%)	4,977,548	6,335,593
TOTAL INVESTMENTS (Cost: $66,289,732) 100.0%		$75,776,015
OTHER NET ASSETS		—
NET ASSETS 100.0%		$75,776,015

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.7%)	6,373,437	$9,112,600
Equity Index Fund (36.0%)	15,016,584	33,976,584
International Fund (12.8%)	19,474,919	12,051,937
Mid-Cap Equity Index Fund (20.6%)	12,530,375	19,406,155
Small Cap Growth Fund (10.5%)	8,000,345	9,935,909
Small Cap Value Fund (10.4%)	7,724,825	9,832,420
TOTAL INVESTMENTS (Cost: $82,828,982) 100.0%		$94,315,605
OTHER NET ASSETS		—
NET ASSETS 100.0%		$94,315,605

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.3%)	15,374,589	$21,982,250
Equity Index Fund (27.3%)	9,040,380	20,454,799
Mid-Term Bond Fund (43.4%)	30,152,115	32,544,715
TOTAL INVESTMENTS (Cost: $69,027,142) 100.0%		$74,981,764
OTHER NET ASSETS		—
NET ASSETS 100.0%		$74,981,764

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.5%)	40,313,881	$57,639,900
Equity Index Fund (37.4%)	33,449,885	75,683,843
Mid-Cap Equity Index Fund (15.4%)	20,142,057	31,194,588
Mid-Term Bond Fund (18.7%)	35,128,404	37,915,878
TOTAL INVESTMENTS (Cost: $177,788,144) 100.0%		$202,434,209
OTHER NET ASSETS		—
NET ASSETS 100.0%		$202,434,209

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.0%)	28,228,412	$40,360,364
Equity Index Fund (46.9%)	36,271,735	82,068,572
Mid-Cap Equity Index Fund (20.0%)	22,627,992	35,044,628
Small Cap Growth Fund (5.0%)	7,080,217	8,793,169
Small Cap Value Fund (5.1%)	6,982,374	8,887,403
TOTAL INVESTMENTS (Cost: $153,883,095) 100.0%		$175,154,136
OTHER NET ASSETS		—
NET ASSETS 100.0%		$175,154,136

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.0%)
U.S. Treasury Bill	A-1+	0.09%	08/16/12	$10,000,000	$9,997,856
U.S. Treasury Bill	A-1+	0.09	09/27/12	5,000,000	4,999,000
U.S. Treasury Bill	A-1+	0.09	09/27/12	1,500,000	1,499,700
					16,496,556
U.S. GOVERNMENT AGENCIES (8.1%)
FHLMC	A-1+	0.11	07/05/12	2,842,000	2,841,957
FHLMC	A-1+	0.11	07/10/12	3,000,000	2,999,908
FHLMC	A-1+	0.11	09/24/12	2,000,000	1,999,381
					7,841,246
COMMERCIAL PAPER (74.8%)
Abbott Laboratories†	A-1+	0.15	08/07/12	700,000	699,888
Abbott Laboratories†	A-1+	0.15	08/13/12	300,000	299,945
Baker Hughes, Inc.†	A-1	0.17	08/17/12	3,800,000	3,799,139
Becton, Dickinson & Co.	A-1+	0.14	08/24/12	3,700,000	3,699,209
Coca-Cola Co.†	A-1	0.14	08/13/12	900,000	899,846
Coca-Cola Co.†	A-1	0.15	07/02/12	250,000	249,994
Coca-Cola Co.†	A-1	0.15	07/27/12	1,700,000	1,699,615
Coca-Cola Co.†	A-1	0.15	08/08/12	950,000	949,846
ConocoPhillips†	A-1	0.12	07/13/12	3,800,000	3,799,835
Danaher Corp.†	A-1	0.17	07/10/12	900,000	899,958
Dell, Inc.†	A-1	0.14	07/23/12	2,700,000	2,699,759
Dell, Inc.†	A-1	0.17	07/09/12	1,100,000	1,099,953
Disney (Walt) Co.†	A-1	0.12	07/10/12	1,000,000	999,967
Disney (Walt) Co.†	A-1	0.15	07/10/12	871,000	870,964
Du Pont (EI) de Nemours & Co.†	A-1	0.16	08/06/12	3,150,000	3,149,482
Du Pont (EI) de Nemours & Co.†	A-1	0.21	09/12/12	650,000	649,458
Emerson Electric Co.†	A-1	0.14	07/17/12	3,850,000	3,849,277
General Electric Capital Corp.†	A-1+	0.15	08/01/12	3,650,000	3,649,513
Google, Inc.†	A-1+	0.13	08/14/12	1,100,000	1,099,733
Illinois Tool Works, Inc.†	A-1	0.13	07/19/12	3,800,000	3,799,739
McDonald's Corp.†	A-1	0.13	07/25/12	2,000,000	1,999,566
McDonald's Corp.†	A-1	0.15	07/09/12	300,000	299,989
Medtronic, Inc.†	A-1+	0.14	09/20/12	2,000,000	1,998,893
Nestle Capital Corp.†	A-1+	0.14	07/30/12	3,900,000	3,899,491
New Jersey Natural Gas	A-1	0.11	07/19/12	2,000,000	1,999,884
New Jersey Natural Gas	A-1	0.12	07/06/12	400,000	399,992
New Jersey Natural Gas	A-1	0.12	07/11/12	1,400,000	1,399,949
Private Export Funding Corp.†	A-1	0.16	09/07/12	3,800,000	3,797,192
Procter & Gamble Co.†	A-1+	0.12	07/06/12	700,000	699,986
Rockwell Collins, Inc.†	A-1	0.12	07/13/12	1,600,000	1,599,931
San Diego Gas & Electric Co.†	A-1	0.15	07/06/12	3,800,000	3,799,905
Toyota Motor Credit Corp.	A-1+	0.15	07/09/12	3,900,000	3,899,854
Unilever Capital Corp.†	A-1	0.13	07/31/12	2,850,000	2,849,681
Unilever Capital Corp.†	A-1	0.18	08/02/12	1,000,000	999,776
Wal-Mart Stores†	A-1+	0.13	07/16/12	1,100,000	1,099,928
Wal-Mart Stores†	A-1+	0.13	08/06/12	1,099,000	1,098,853
Wal-Mart Stores†	A-1+	0.14	08/06/12	1,651,000	1,650,762
					72,358,752
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $96,700,907) 99.9%					96,696,554

TEMPORARY CASH INVESTMENTS (2) (Cost: $94,900) 0.1%	$94,900
TOTAL INVESTMENTS (Cost: $96,795,807) 100.0%	96,791,454
OTHER NET ASSETS 0.0% (3)	64
NET ASSETS 100.0%	$96,791,518

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.2%)
U.S. Treasury Note	AA+	1.00 - 3.25%	03/31/15 - 05/15/19	$69,000,000	$74,302,022
U.S. Treasury Strip	AA+	0.00	08/15/17 - 08/15/18	75,000,000	70,834,963
					145,136,985
U.S. GOVERNMENT AGENCIES (13.5%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FNMA	AA+	6.00 - 8.00	09/01/12 - 06/01/17	2,602	2,708
Other Securities				39,144	41,767
					44,475
NON-MORTGAGE-BACKED OBLIGATIONS (13.5%)
FFCB	AA+	4.95 - 5.10	08/05/13 - 10/10/14	17,500,000	19,037,390
FHLB	AA+	1.38	05/28/14	17,000,000	17,343,922
FNMA	AA+	1.25	02/27/14	10,000,000	10,167,080
					46,548,392
CORPORATE DEBT (42.1%)
CONSUMER DISCRETIONARY (3.7%)
AutoZone, Inc.	BBB	4.00 - 6.50	01/15/14 - 11/15/20	1,700,000	1,828,731
Hyatt Hotels Corp.	BBB	3.88 - 5.75	08/15/15 - 08/15/16	1,725,000	1,834,927
Marriott International, Inc.	BBB	3.00 - 5.63	02/15/13 - 03/01/19	1,950,000	1,983,807
Whirlpool Corp.	BBB-	5.50 - 6.50	03/01/13 - 06/15/16	1,350,000	1,428,785
Other Securities				5,500,000	5,744,984
					12,821,234
CONSUMER STAPLES (2.7%)
Avon Products, Inc.	BBB-	4.20	07/15/18	1,800,000	1,812,281
Other Securities				7,125,000	7,440,198
					9,252,479
ENERGY (3.2%)
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,572,360
Sunoco, Inc.	BB+	4.88 - 9.63	10/15/14 - 01/15/17	1,290,000	1,414,441
Transocean, Inc.	BBB-	1.50	12/15/37	1,200,000	1,194,000
Other Securities				6,565,000	6,879,912
					11,060,713
FINANCIALS (15.7%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,534,662
Block Financial LLC	BBB	5.13 - 7.88	01/15/13 - 10/30/14	1,500,000	1,542,316
Citigroup, Inc.	BBB+	5.63	08/27/12	1,500,000	1,508,987
CNA Financial Corp.	BBB-	5.85 - 6.50	12/15/14 - 08/15/16	1,200,000	1,339,850
Hartford Financial Svcs.	BBB	4.00 - 5.50	10/15/16 - 10/15/17	1,850,000	1,936,380
HCP, Inc.	BBB	5.65 - 6.00	12/15/13 - 01/30/17	1,750,000	1,928,510
Health Care REIT, Inc.	BBB-	3.63	03/15/16	1,750,000	1,798,984
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,572,399
Morgan Stanley	A-	2.88 - 4.00	01/24/14 - 07/24/15	1,500,000	1,488,567
ProLogis LP	BBB-	6.63	05/15/18	1,500,000	1,730,138
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,663,795
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,806,597
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,635,380
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,651,531
Simon Property Group LP	A-	2.80	01/30/17	1,500,000	1,544,108

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
SLM Corp.	BBB-	5.00%	10/01/13	$1,500,000	$1,545,000
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	1,700,000	1,743,340
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,581,914
Zions Bancorporation	BBB- to BB+	4.50 - 5.65	05/15/14 - 03/27/17	1,400,000	1,435,124
Other Securities				22,055,000	23,069,739
					54,057,321
HEALTH CARE (3.7%)
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,525,556
CIGNA Corp.	BBB	2.75	11/15/16	1,750,000	1,802,976
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,609,209
Laboratory Corp. of America	BBB+	3.13 - 5.63	02/01/13 - 11/15/20	1,685,000	1,817,917
Medtronic, Inc.	A+	1.63	04/15/13	1,500,000	1,503,750
Other Securities				4,000,000	4,293,935
					12,553,343
INDUSTRIALS (4.5%)
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	1,500,000	1,495,737
Ryder System, Inc.	BBB+	6.00 - 7.20	03/01/13 - 09/01/15	1,500,000	1,659,512
Southwest Airlines Co.	BBB-	5.25 - 5.75	10/01/14 - 12/15/16	1,235,000	1,390,406
URS Corp.†	BBB-	3.85	04/01/17	1,700,000	1,678,799
Other Securities				8,825,000	9,404,844
					15,629,298
INFORMATION TECHNOLOGY (2.0%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13 - 06/01/18	1,450,000	1,605,293
Avnet, Inc.	BBB-	5.88 - 6.00	03/15/14 - 09/01/15	1,730,000	1,869,545
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,608,072
Lexmark International, Inc.	BBB-	6.65	06/01/18	1,500,000	1,684,457
					6,767,367
MATERIALS (3.1%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,563,098
Freeport-McMoRan Copper & Gold	BBB	2.15	03/01/17	1,750,000	1,725,407
Kinross Gold Corp.	NR	3.63 - 5.13	09/01/16 - 09/01/21	2,750,000	2,774,424
Other Securities				4,250,000	4,480,771
					10,543,700
TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,308,961
UTILITIES (3.1%)
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,207,220
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,660,412
Other Securities				6,450,000	6,872,939
					10,740,571
TOTAL LONG-TERM DEBT SECURITIES (Cost: $314,070,742) 97.8%					336,464,839

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
ConocoPhillips†	A-1	0.12%	07/13/12	$2,000,000	$1,999,913
New Jersey Natural Gas	A-1	0.11	07/05/12	1,500,000	1,499,977
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,400,000	1,399,989
					4,899,879
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,899,879) 1.4%					4,899,879
TEMPORARY CASH INVESTMENTS (2) (Cost: $30,000) 0.0% (3)					30,000
TOTAL INVESTMENTS (Cost: $319,000,621) 99.2%					341,394,718
OTHER NET ASSETS 0.8%					2,600,429
NET ASSETS 100.0%					$343,995,147

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.0%)
U.S. Treasury Note	AA+	2.13%	08/15/21	$5,000,000	$5,255,470
U.S. Treasury Strip	AA+	0.00	08/15/18 - 08/15/29	41,000,000	27,422,137
					32,677,607
U.S. GOVERNMENT AGENCIES (31.8%)
MORTGAGE-BACKED OBLIGATIONS (29.3%)
FHARM	AA+	3.38 - 5.77	02/01/36 - 04/01/42	5,150,042	5,472,067
FHLMC	AA+	4.00 - 6.00	12/15/20 - 12/01/41	22,636,059	24,380,174
FNMA	AA+	3.00 - 8.00	09/01/16 - 12/25/49	110,754,542	120,655,343
GNMA (4)	AA+	3.50 - 7.00	02/20/20 - 03/20/42	36,212,758	39,666,285
Other Securities				1,917,138	2,235,805
					192,409,674
NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FNMA	AA+	0.00	10/09/19	20,000,000	16,211,416
CORPORATE DEBT (61.0%)
CONSUMER DISCRETIONARY (7.4%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,390,312
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,206,562
Hyatt Hotels Corp.	BBB	3.88 - 5.38	08/15/16 - 08/15/21	3,000,000	3,186,104
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,245,595
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,234,807
Whirlpool Corp.	BBB-	4.85 - 6.50	06/15/16 - 06/15/21	3,000,000	3,261,321
Other Securities				27,620,000	28,833,578
					48,358,279
CONSUMER STAPLES (3.8%)
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	3,000,000	3,162,297
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,494,533
Other Securities				17,244,000	17,952,261
					24,609,091
ENERGY (6.2%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,208,788
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,358,818
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,942,260
Other Securities				22,775,000	24,271,893
					40,781,759
FINANCIALS (22.0%)
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,209,856
Ally Financial, Inc.	B+	0.00	12/01/12	10,000,000	9,837,500
Barrick N.A. Finance LLC	A-	4.40	05/30/21	3,000,000	3,233,484
Capital One Financial Corp.	BBB	4.75	07/15/21	3,200,000	3,491,776
Fairfax Financial Hldgs.	BBB-	5.80 - 8.25	10/01/15 - 05/15/21	3,000,000	3,305,439
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,075,135
Hartford Financial Svcs.	BBB	5.50	10/15/16 - 03/30/20	3,000,000	3,209,763
HCP, Inc.	BBB	5.65 - 6.00	12/15/13 - 01/30/17	3,250,000	3,512,769
Health Care REIT, Inc.	BBB-	3.63 - 6.13	03/15/16 - 04/15/20	3,250,000	3,553,988
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	3,000,000	3,266,616
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,274,614
ProLogis LP	BBB-	6.63	05/15/18	3,000,000	3,460,275
Prudential Financial, Inc.	A	4.50 - 4.75	09/17/15 - 11/16/21	3,000,000	3,191,120

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2012 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Raymond James Financial, Inc.	BBB	4.25%	04/15/16	$3,150,000	$3,275,597
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,400,653
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,909,310
SLM Corp.	BBB-	5.00	10/01/13	3,150,000	3,244,500
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,163,827
Other Securities				71,346,000	74,206,754
					144,822,976
HEALTH CARE (5.9%)
CIGNA Corp.	BBB	2.75 - 5.38	11/15/16 - 03/15/17	3,000,000	3,277,642
Laboratory Corp. of America	BBB+	4.63 - 5.63	02/01/13 - 11/15/20	3,000,000	3,252,688
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,180,744
PerkinElmer, Inc.	BBB	5.00	11/15/21	3,000,000	3,220,056
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,850,000	3,156,939
Other Securities				20,750,000	22,832,967
					38,921,036
INDUSTRIALS (4.3%)
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,199,845
Pentair, Inc.	BBB-	5.00	05/15/21	3,000,000	3,325,707
Other Securities				20,900,000	21,735,435
					28,260,987
INFORMATION TECHNOLOGY (2.5%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,367,460
Avnet, Inc.	BBB-	5.88 - 6.00	03/15/14 - 06/15/20	3,000,000	3,279,659
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,216,144
Lexmark International, Inc.	BBB-	6.65	06/01/18	3,000,000	3,368,913
Other Securities				2,770,000	2,968,689
					16,200,865
MATERIALS (4.6%)
Geon Co.	BB-	7.50	12/15/15	3,750,000	3,862,500
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,223,521
Other Securities				22,100,000	22,937,547
					30,023,568
TELECOMMUNICATION SERVICES (0.7%)
Other Securities				4,000,000	4,486,500
UTILITIES (3.6%)
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,320,823
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,236,334
PPL Energy Supply LLC	BBB	4.60 - 5.40	08/15/14 - 12/15/21	3,000,000	3,171,791
Other Securities	BBB-	4.63	10/01/20	13,900,000	14,009,159
					23,738,107
SOVEREIGN DEBT (0.7%)
Sri Lanka AID	NR	6.59	09/15/28	3,616,360	4,539,906
TOTAL LONG-TERM DEBT SECURITIES (Cost: $609,340,654) 98.5%					646,041,771
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
General Electric Capital Corp.	A-1+	0.07	07/12/12	4,000,000	3,999,907
New Jersey Natural Gas	A-1	0.12	07/03/12	1,600,000	1,599,984
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	2,500,000	2,499,981
					8,099,872
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,099,872) 1.2%					8,099,872

TEMPORARY CASH INVESTMENTS (2) (Cost: $850,200) 0.1%	850,200
TOTAL INVESTMENTS (Cost: $618,290,726) 99.8%	654,991,843
OTHER NET ASSETS 0.2%	1,615,158
NET ASSETS 100.0%	$656,607,001

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

Abbreviations:  FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poor's Corporation.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$15,899,364	1.5%
ALL AMERICA FUND	$7,308,147	2.9%
SMALL CAP VALUE FUND	$12,296,666	4.4%
SMALL CAP GROWTH FUND	$9,399,777	3.3%
MID CAP VALUE FUND	$1,799,999	3.6%
MID-CAP EQUITY INDEX FUND	$7,999,782	1.4%
INTERNATIONAL FUND	$979,992	1.2%
COMPOSITE FUND	$5,227,752	3.1%
MONEY MARKET FUND	$60,959,864	63.0%
MID-TERM BOND FUND	$11,289,870	3.3%
BOND FUND	$18,999,764	2.9%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2012, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	529	E-mini S&P 500 Stock Index	P	September 2012	$35,876,780	$908,243	3.5%
ALL AMERICA FUND	63	E-mini S&P 500 Stock Index	P	September 2012	$4,272,660	$85,085	1.7%
MID-CAP EQUITY INDEX FUND	245	E-mini S&P MidCap 400 Stock Index	P	September 2012	$23,017,750	$537,114	4.1%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2012 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
ASSETS:
Investments at fair value (Cost: Equity Index Fund — $827,845,711 All America Fund — $222,889,089 Small Cap Value Fund — $231,921,198 Small Cap Growth Fund — $243,740,885 Mid Cap Value Fund — $46,155,825 Mid-Cap Equity Index Fund — $492,485,094 International Fund — $84,837,189 Composite Fund — $147,645,272 Retirement Income Fund — $24,511,659 Retirement 2010 Fund — $19,721,499 Retirement 2015 Fund — $90,333,151 Retirement 2020 Fund — $125,185,143 Retirement 2025 Fund — $114,171,660) (Notes 1 and 3)	$1,030,766,948	$255,505,540	$280,889,973	$288,755,858	$50,240,952	$556,854,353	$80,470,437
Cash	138,857	629,559	377,448	699,982	86,453	96	9,294
Interest and dividends receivable	1,297,444	279,892	209,057	82,258	61,133	530,086	—
Receivable for securities sold	—	164,016	315,928	—	—	5,127,119	—
Receivable for daily variation margin on future contracts	869,129	107,100	—	—	—	651,480	—
TOTAL ASSETS	1,033,072,378	256,686,107	281,792,406	289,538,098	50,388,538	563,163,134	80,479,731
LIABILITIES:
Payable for securities purchased	1,694,750	492,087	1,549,336	1,590,810	—	1,897,383	—
Other Liabilities	154,182	21,267	—	—	—	—	—
TOTAL LIABILITIES	1,848,932	513,354	1,549,336	1,590,810	—	1,897,383	—
NET ASSETS	$1,031,223,446	$256,172,753	$280,243,070	$287,947,288	$50,388,538	$561,265,751	$80,479,731
NUMBER OF SHARES OUTSTANDING (Note 4)	455,796,090	146,010,880	220,182,071	231,854,568	43,710,385	362,409,355	130,009,352
NET ASSET VALUES, offering and redemption price per share	$2.26	$1.75	$1.27	$1.24	$1.15	$1.55	$0.62
COMPONENTS OF NET ASSETS:
Paid-in capital	$827,105,957	$231,987,270	$240,611,183	$226,160,573	$46,497,625	$462,882,268	$86,026,075
Accumulated undistributed net investment income (loss)	8,634,390	1,656,247	2,214,597	—	305,635	3,341,967	440,968
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(8,346,381)	(10,172,300)	(11,551,485)	16,771,742	(499,849)	30,135,143	(1,620,560)
Net unrealized appreciation (depreciation) of investments and futures contracts	203,829,480	32,701,536	48,968,775	45,014,973	4,085,127	64,906,373	(4,366,752)
NET ASSETS	$1,031,223,446	$256,172,753	$280,243,070	$287,947,288	$50,388,538	$561,265,751	$80,479,731

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund
ASSETS:
Investments at fair value (Cost: Equity Index Fund — $827,845,711 All America Fund — $222,889,089 Small Cap Value Fund — $231,921,198 Small Cap Growth Fund — $243,740,885 Mid Cap Value Fund — $46,155,825 Mid-Cap Equity Index Fund — $492,485,094 International Fund — $84,837,189 Composite Fund — $147,645,272 Retirement Income Fund — $24,511,659 Retirement 2010 Fund — $19,721,499 Retirement 2015 Fund — $90,333,151 Retirement 2020 Fund — $125,185,143 Retirement 2025 Fund — $114,171,660) (Notes 1 and 3)	$167,201,550	$25,635,071	$21,328,533	$101,587,255	$140,332,205	$129,660,261
Cash	70
Interest and dividends receivable	537,067	—	—	—	—	—
Receivable for securities sold	256,387	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—	—
TOTAL ASSETS	167,995,074	25,635,071	21,328,533	101,587,255	140,332,205	129,660,261
LIABILITIES:
Payable for securities purchased	524,491	—	—	—	—	—
Other Liabilities	—	—	—	—	—	—
TOTAL LIABILITIES	524,491	—	—	—	—	—
NET ASSETS	$167,470,583	$25,635,071	$21,328,533	$101,587,255	$140,332,205	$129,660,261
NUMBER OF SHARES OUTSTANDING (Note 4)	106,826,907	23,579,195	21,020,352	103,608,130	146,934,892	136,691,260
NET ASSET VALUES, offering and redemption price per share	$1.57	$1.09	$1.01	$0.98	$0.96	$0.95
COMPONENTS OF NET ASSETS:
Paid-in capital	$160,816,930	$23,245,853	$18,551,406	$89,108,191	$124,116,152	$112,572,457
Accumulated undistributed net investment income (loss)	1,820,352	598,298	501,103	2,132,728	2,712,014	2,312,037
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(14,722,977)	667,508	668,990	(907,768)	(1,643,023)	(712,834)
Net unrealized appreciation (depreciation) of investments and futures contracts	19,556,278	1,123,412	1,607,034	11,254,104	15,147,062	15,488,601
NET ASSETS	$167,470,583	$25,635,071	$21,328,533	$101,587,255	$140,332,205	$129,660,261

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2012 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund
ASSETS:
Investments at fair value (Cost: Retirement 2030 Fund — $93,022,440 Retirement 2035 Fund — $72,590,456 Retirement 2040 Fund — $66,289,732 Retirement 2045 Fund — $82,828,982 Conservative Allocation Fund — $69,027,142 Moderate Allocation Fund — $177,788,144 Aggressive Allocation Fund — $153,883,095 Money Market Fund — $96,795,807 Mid-Term Bond Fund — $319,000,621 Bond Fund — $618,290,726) (Notes 1 and 3)	$106,509,390	$83,447,420	$75,776,015	$94,315,605	$74,981,764
Cash	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	106,509,390	83,447,420	75,776,015	94,315,605	74,981,764
LIABILITIES:
Payable for securities purchased	—	—	—	—	—
Other Liabilities	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	—
NET ASSETS	$106,509,390	$83,447,420	$75,776,015	$94,315,605	$74,981,764
NUMBER OF SHARES OUTSTANDING (Note 4)	112,746,033	90,257,394	82,832,141	103,574,977	64,920,961
NET ASSET VALUES, offering and redemption price per share	$0.94	$0.92	$0.91	$0.91	$1.15
COMPONENTS OF NET ASSETS:
Paid-in capital	$91,907,103	$71,663,536	$65,285,269	$81,691,897	$67,666,853
Accumulated undistributed net investment income (loss)	1,804,778	1,281,243	1,115,985	1,327,885	1,854,505
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(689,441)	(354,323)	(111,522)	(190,800)	(494,216)
Net unrealized appreciation (depreciation) of investments and futures contracts	13,486,950	10,856,964	9,486,283	11,486,623	5,954,622
NET ASSETS	$106,509,390	$83,447,420	$75,776,015	$94,315,605	$74,981,764

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
ASSETS:
Investments at fair value (Cost: Retirement 2030 Fund — $93,022,440 Retirement 2035 Fund — $72,590,456 Retirement 2040 Fund — $66,289,732 Retirement 2045 Fund — $82,828,982 Conservative Allocation Fund — $69,027,142 Moderate Allocation Fund — $177,788,144 Aggressive Allocation Fund — $153,883,095 Money Market Fund — $96,795,807 Mid-Term Bond Fund — $319,000,621 Bond Fund — $618,290,726) (Notes 1 and 3)	$202,434,209	$175,154,136	$96,791,454	$341,394,718	$654,991,843
Cash	—	—	64	47	23
Interest and dividends receivable	—	—	—	2,557,579	5,371,994
Receivable for securities sold	—	—	—	42,803	195,169
Receivable for daily variation margin on future contracts	—	—	—	—	—
TOTAL ASSETS	202,434,209	175,154,136	96,791,518	343,995,147	660,559,029
LIABILITIES:
Payable for securities purchased	—	—	—	—	3,952,028
Other Liabilities	—	—	—	—	—
TOTAL LIABILITIES	—	—	—	—	3,952,028
NET ASSETS	$202,434,209	$175,154,136	$96,791,518	$343,995,147	$656,607,001
NUMBER OF SHARES OUTSTANDING (Note 4)	162,143,831	131,448,649	80,566,158	318,706,907	459,232,308
NET ASSET VALUES, offering and redemption price per share	$1.25	$1.33	$1.20	$1.08	$1.43
COMPONENTS OF NET ASSETS:
Paid-in capital	$178,820,072	$154,773,627	$96,796,752	$314,990,143	$609,514,636
Accumulated undistributed net investment income (loss)	4,454,203	3,143,042	—	5,157,581	12,000,646
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(5,486,131)	(4,033,574)	(881)	1,453,326	(1,609,398)
Net unrealized appreciation (depreciation) of investments and futures contracts	24,646,065	21,271,041	(4,353)	22,394,097	36,701,117
NET ASSETS	$202,434,209	$175,154,136	$96,791,518	$343,995,147	$656,607,001

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2012 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$10,438,878	$2,487,115	$3,448,500	$1,069,402	$487,872	$3,965,653	$507,478
Interest	15,339	3,780	6,964	5,251	760	8,713	170
Total income	10,454,217	2,490,895	3,455,464	1,074,653	488,632	3,974,366	507,648
EXPENSES:
Investment advisory fees (Note 2)	374,783	517,177	1,032,321	1,077,295	143,038	208,303	28,743
Accounting and recordkeeping expenses	208,320	41,320	52,136	55,692	9,319	113,464	15,308
Shareholders reports	87,884	17,432	21,995	23,495	3,931	47,867	6,458
Custodian expenses	21,857	34,821	10,029	11,220	5,696	15,784	3,221
Independent directors' fees and expenses	23,762	18,232	21,596	22,109	2,641	23,278	4,339
Audit	51,783	10,271	12,960	13,844	2,316	28,204	3,805
Legal and Compliance	92,870	18,420	23,242	24,828	4,154	50,583	6,825
Administrative	219,164	43,471	54,850	58,591	9,804	119,370	16,105
Licenses	24,539	4,867	6,141	6,560	1,098	13,366	1,803
Other	22,362	4,435	5,597	5,978	1,000	12,180	1,643
Total expenses	1,127,324	710,446	1,240,867	1,299,612	182,997	632,399	88,250
Net Investment Income (Loss)	9,326,893	1,780,449	2,214,597	(224,959)	305,635	3,341,967	419,398
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	(993,042)	6,411,252	5,339,235	16,018,653	143,468	10,559,360	(1,991)
Futures contracts	1,922,137	165,863	—	—	—	(285,566)	—
	929,095	6,577,115	5,339,235	16,018,653	143,468	10,273,794	(1,991)
Change in net unrealized appreciation (depreciation) of:
Investment securities	77,272,402	14,081,722	15,838,758	2,572,881	1,574,399	25,847,918	1,692,735
Futures contracts	925,947	87,046	—	—	—	540,653	—
	78,198,349	14,168,768	15,838,758	2,572,881	1,574,399	26,388,571	1,692,735
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	79,127,444	20,745,883	21,177,993	18,591,534	1,717,867	36,662,365	1,690,744
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,454,337	$22,526,332	$23,392,590	$18,366,575	$2,023,502	$40,004,332	$2,110,142

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$894,110	$—		$—		$—		$—		$—
Interest	1,361,723	—		—		—		—		—
Total income	2,255,833	—		—		—		—		—
EXPENSES:
Investment advisory fees (Note 2)	333,804	6,103	(a)	5,241	(a)	24,576	(a)	32,991	(a)	30,307	(a)
Accounting and recordkeeping expenses	27,813	—		—		—		—		—
Shareholders reports	11,734	—		—		—		—		—
Custodian expenses	14,085	—		—		—		—		—
Independent directors' fees and expenses	19,010	—		—		—		—		—
Audit	6,914	—		—		—		—		—
Legal and Compliance	12,399	—		—		—		—		—
Administrative	29,261	—		—		—		—		—
Licenses	3,276	—		—		—		—		—
Other	2,986	—		—		—		—		—
Total expenses	461,282	6,103		5,241		24,576		32,991		30,307
Net Investment Income (Loss)	1,794,551	(6,103)		(5,241)		(24,576)		(32,991)		(30,307)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	2,548,647	124,550		561,657		677,000		55,360		8,079
Futures contracts	—	—		—		—		—		—
	2,548,647	124,550		561,657		677,000		55,360		8,079
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,176,229	793,449		445,494		4,317,504		7,232,179		7,477,125
Futures contracts	—	—		—		—		—		—
	6,176,229	793,449		445,494		4,317,504		7,232,179		7,477,125
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	8,724,876	917,999		1,007,151		4,994,504		7,287,539		7,485,204
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,519,427	$911,896		$1,001,910		$4,969,928		$7,254,548		$7,454,897

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2012 (Unaudited)

	2030 Retirement Fund	2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund	Conservative Allocation Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—	$—		$—		$—	$—
Interest	—	—		—		—	—
Total income		—		—		—	—
EXPENSES:
Investment advisory fees (Note 2)	25,060 (a)	19,568	(a)	17,607	(a)	21,657 (a)	—	(a)
Accounting and recordkeeping expenses	—	—		—		—	—
Shareholders reports	—	—		—		—	—
Custodian expenses	—	—		—		—	—
Independent directors' fees and expenses	—	—		—		—	—
Audit	—	—		—		—	—
Legal and Compliance	—	—		—		—	—
Administrative	—	—		—		—	—
Licenses	—	—		—		—	—
Other	—	—		—		—	—
Total expenses	25,060	19,568		17,607		21,657	—
Net Investment Income (Loss)	(25,060)	(19,568)		(17,607)		(21,657)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	(5,795)	3,452		2,526		(6,781)	221,546
Futures contracts	—	—		—		—	—
	(5,795)	3,452		2,526		(6,781)	221,546
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,492,089	5,183,540		4,599,318		5,633,765	2,612,823
Futures contracts	—	—		—		—	—
	6,492,089	5,183,540		4,599,318		5,633,765	2,612,823
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	6,486,294	5,186,992		4,601,844		5,626,984	2,834,369
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,461,234	$5,167,424		$4,584,237		$5,605,327	$2,834,369

(a)  The Retirement Funds incur no operating expenses other than those included in each of the underlying funds in which they invest. The Allocation Funds incur no advisory or operating expenses other than those included in each of the underlying funds in which they invest.

The accompanying notes are an integral part of these financial statements.

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund
INVESTMENT INCOME AND EXPENSES:
INCOME:
Dividends	$—		$—		$—	$—	$—
Interest	—		—		52,082	5,984,557	13,629,834
Total income					52,082	5,984,557	13,629,834
EXPENSES:
Investment advisory fees (Note 2)	—	(a)	—	(a)	73,439	677,958	1,282,405
Accounting and recordkeeping expenses	—		—		15,199	75,522	144,145
Shareholders reports	—		—		6,412	31,861	60,811
Custodian expenses	—		—		7,125	7,578	19,160
Independent directors' fees and expenses	—		—		17,726	25,426	25,653
Audit	—		—		3,778	18,773	35,831
Legal and Compliance	—		—		6,776	33,668	64,260
Administrative	—		—		15,990	79,454	151,648
Licenses	—		—		1,790	8,896	16,980
Other	—		—		1,632	8,107	15,473
Total expenses	—		—		149,867	967,243	1,816,366
Net Investment Income (Loss)	—		—		(97,785)	5,017,314	11,813,468
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain(loss) on:
Investment securities	64,208		3,144		(323)	608,544	5,609,012
Futures contracts	—		—		—	—	—
	64,208		3,144		(323)	608,544	5,609,012
Change in net unrealized appreciation (depreciation) of:
Investment securities	10,660,653		11,766,458		5,428	608,050	1,153,745
Futures contracts	—		—		—	—	—
	10,660,653		11,766,458		5,428	608,050	1,153,745
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	10,724,861		11,769,602		5,105	1,216,594	6,762,757
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,724,861		$11,769,602		$(92,680)	$6,233,908	$18,576,225

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund		Small Cap Value Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$9,326,893	$16,802,930	$1,780,449	$3,252,974	$2,214,597	$2,565,895
Net realized gain (loss) on investments and futures contracts	929,095	1,199,991	6,577,115	10,836,801	5,339,235	14,130,799
Change in net unrealized appreciation (depreciation) of investments and futures contracts	78,198,349	(377,096)	14,168,768	(13,294,248)	15,838,758	(23,731,915)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,454,337	17,625,825	22,526,332	795,527	23,392,590	(7,035,221)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(18,904,206)	—	(6,317,474)	—	(2,548,887)
From capital gains	—	—	—	—	—	—
Total distributions	—	(18,904,206)	—	(6,317,474)	—	(2,548,887)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	52,705,296	115,501,542	2,871,727	7,840,554	8,512,001	20,202,900
Dividends reinvested	—	18,904,206	—	6,317,474	—	2,548,887
Cost of shares redeemed	(38,594,570)	(109,845,972)	(19,476,118)	(28,895,564)	(11,176,659)	(30,842,376)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	14,110,726	24,559,776	(16,604,391)	(14,737,536)	(2,664,658)	(8,090,589)
INCREASE (DECREASE) IN NET ASSETS	102,565,063	23,281,395	5,921,941	(20,259,483)	20,727,932	(17,674,697)
NET ASSETS, BEGINNING OF PERIOD	928,658,383	905,376,988	250,250,812	270,510,295	259,515,138	277,189,835
NET ASSETS, END OF PERIOD	$1,031,223,446	$928,658,383	$256,172,753	$250,250,812	$280,243,070	$259,515,138
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$8,634,390	$(692,503)	$1,656,247	$(124,202)	$2,214,597	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	449,187,528	436,979,517	155,472,750	164,065,152	222,210,260	229,217,197
Shares sold	23,652,573	54,523,607	1,660,577	4,571,499	6,808,502	16,565,987
Shares issued as reinvestment of dividends	—	9,209,608	—	4,099,118	—	2,173,743
Shares redeemed	(17,044,011)	(51,525,204)	(11,122,447)	(17,263,019)	(8,836,691)	(25,746,667)
Net increase (decrease)	6,608,562	12,208,011	(9,461,870)	(8,592,402)	(2,028,189)	(7,006,937)
Shares outstanding at the end of period	455,796,090	449,187,528	146,010,880	155,472,750	220,182,071	222,210,260

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(224,959)	$(888,732)	$305,635	$634,548	$3,341,967	$5,941,732
Net realized gain (loss) on investments and futures contracts	16,018,653	31,496,456	143,468	994,607	10,273,794	21,902,626
Change in net unrealized appreciation (depreciation) of investments and futures contracts	2,572,881	(38,320,121)	1,574,399	(2,666,651)	26,388,571	(40,405,479)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,366,575	(7,712,397)	2,023,502	(1,037,496)	40,004,332	(12,561,121)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	—	—	(628,396)	—	(6,190,609)
From capital gains	—	—	—	—	—	(8,969,464)
Total distributions	—	—	—	(628,396)	—	(15,160,073)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	10,187,026	32,797,199	2,210,945	5,346,389	33,221,426	84,977,973
Dividends reinvested	—	—	—	628,396	—	15,160,073
Cost of shares redeemed	(12,035,052)	(34,423,945)	(4,814,453)	(8,030,202)	(17,283,431)	(60,933,929)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(1,848,026)	(1,626,746)	(2,603,508)	(2,055,417)	15,937,995	39,204,117
INCREASE (DECREASE) IN NET ASSETS	16,518,549	(9,339,143)	(580,006)	(3,721,309)	55,942,327	11,482,923
NET ASSETS, BEGINNING OF PERIOD	271,428,739	280,767,882	50,968,544	54,689,853	505,323,424	493,840,501
NET ASSETS, END OF PERIOD	$287,947,288	$271,428,739	$50,388,538	$50,968,544	$561,265,751	$505,323,424
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$—	$—	$305,635	$—	$3,341,967	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	233,295,435	235,799,898	45,857,125	47,569,341	352,190,597	326,716,727
Shares sold	8,233,998	26,887,842	1,895,818	4,561,657	21,321,780	54,650,356
Shares issued as reinvestment of dividends	—	—	—	561,926	—	11,117,003
Shares redeemed	(9,674,865)	(29,392,305)	(4,042,558)	(6,835,799)	(11,103,022)	(40,293,489)
Net increase (decrease)	(1,440,867)	(2,504,463)	(2,146,740)	(1,712,216)	10,218,758	25,473,870
Shares outstanding at the end of period	231,854,568	233,295,435	43,710,385	45,857,125	362,409,355	352,190,597

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund		Retirement Income Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$419,398	$2,157,164	$1,794,551	$3,683,548	$(6,103)	$605,283
Net realized gain (loss) on investments and futures contracts	(1,991)	(41,804)	2,548,647	2,281,819	124,550	708,815
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,692,735	(11,076,546)	6,176,229	(1,670,945)	793,449	(390,018)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,110,142	(8,961,186)	10,519,427	4,294,422	911,896	924,080
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(2,142,256)	—	(7,396,780)	—	(478,508)
From capital gains	—	(211,930)	—	—	—	(47,419)
Total distributions	—	(2,354,186)	—	(7,396,780)	—	(525,927)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	10,863,856	21,481,303	2,930,091	8,108,962	3,554,250	9,779,827
Dividends reinvested	—	2,354,186	—	7,396,780	—	525,927
Cost of shares redeemed	(1,255,544)	(4,866,870)	(7,031,456)	(18,027,578)	(2,100,164)	(5,580,493)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	9,608,312	18,968,619	(4,101,365)	(2,521,836)	1,454,086	4,725,261
INCREASE (DECREASE) IN NET ASSETS	11,718,454	7,653,247	6,418,062	(5,624,194)	2,365,982	5,123,414
NET ASSETS, BEGINNING OF PERIOD	68,761,277	61,108,030	161,052,521	166,676,715	23,269,089	18,145,675
NET ASSETS, END OF PERIOD	$80,479,731	$68,761,277	$167,470,583	$161,052,521	$25,635,071	$23,269,089
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$440,968	$21,570	$1,820,352	$25,801	$598,298	$598,298
OTHER INFORMATION:
Shares outstanding at the beginning of period	114,779,271	86,063,890	109,476,608	111,151,229	22,240,340	17,677,383
Shares sold	17,296,053	31,688,865	1,874,846	5,170,990	3,298,211	9,320,778
Shares issued as reinvestment of dividends	—	3,924,540	—	5,121,567	—	519,182
Shares redeemed	(2,065,972)	(6,898,024)	(4,524,547)	(11,967,178)	(1,959,356)	(5,277,003)
Net increase (decrease)	15,230,081	28,715,381	(2,649,701)	(1,674,621)	1,338,855	4,562,957
Shares outstanding at the end of period	130,009,352	114,779,271	106,826,907	109,476,608	23,579,195	22,240,340

The accompanying notes are an integral part of these financial statements.

	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(5,241)	$507,104	$(24,576)	$2,165,457	$(32,991)	$2,761,452
Net realized gain (loss) on investments and futures contracts	561,657	953,249	677,000	890,433	55,360	197,700
Change in net unrealized appreciation (depreciation) of investments and futures contracts	445,494	(897,953)	4,317,504	(1,432,237)	7,232,179	(1,547,109)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,001,910	562,400	4,969,928	1,623,653	7,254,548	1,412,043
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(441,941)	—	(1,729,238)	—	(1,955,796)
From capital gains	—	(25,781)	—	(120,136)	—	(139,097)
Total distributions	—	(467,722)	—	(1,849,374)	—	(2,094,893)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	2,621,506	6,037,036	10,465,572	20,326,509	17,659,400	33,106,062
Dividends reinvested	—	467,722	—	1,849,374	—	2,094,893
Cost of shares redeemed	(2,876,876)	(5,194,258)	(4,785,972)	(9,140,521)	(2,566,534)	(6,988,453)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(255,370)	1,310,500	5,679,600	13,035,362	15,092,866	28,212,502
INCREASE (DECREASE) IN NET ASSETS	746,540	1,405,178	10,649,528	12,809,641	22,347,414	27,529,652
NET ASSETS, BEGINNING OF PERIOD	20,581,993	19,176,815	90,937,727	78,128,086	117,984,791	90,455,139
NET ASSETS, END OF PERIOD	$21,328,533	$20,581,993	$101,587,255	$90,937,727	$140,332,205	$117,984,791
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$501,103	$501,103	$2,132,728	$2,132,728	$2,712,014	$2,712,014
OTHER INFORMATION:
Shares outstanding at the beginning of period	21,291,136	19,977,014	97,748,763	83,797,669	131,001,202	99,880,789
Shares sold	2,595,645	6,160,261	10,783,153	21,464,309	18,669,677	36,290,152
Shares issued as reinvestment of dividends	—	507,013	—	2,097,793	—	2,477,827
Shares redeemed	(2,866,429)	(5,353,152)	(4,923,786)	(9,611,008)	(2,735,987)	(7,647,566)
Net increase (decrease)	(270,784)	1,314,122	5,859,367	13,951,094	15,933,690	31,120,413
Shares outstanding at the end of period	21,020,352	21,291,136	103,608,130	97,748,763	146,934,892	131,001,202

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(30,307)	$2,357,359	$(25,060)	$1,837,878	$(19,568)	$1,302,656
Net realized gain (loss) on investments and futures contracts	8,079	268,218	(5,795)	248,287	3,452	242,917
Change in net unrealized appreciation (depreciation) of investments and futures contracts	7,477,125	(2,097,902)	6,492,089	(2,104,574)	5,183,540	(1,957,978)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,454,897	527,675	6,461,234	(18,409)	5,167,424	(412,405)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(1,518,829)	—	(1,162,444)	—	(836,651)
From capital gains	—	(201,103)	—	(195,986)	—	(173,801)
Total distributions	—	(1,719,932)	—	(1,358,430)	—	(1,010,452)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	14,908,844	32,624,713	11,831,771	27,048,601	10,040,174	19,402,632
Dividends reinvested	—	1,719,932	—	1,358,430	—	1,010,452
Cost of shares redeemed	(2,192,470)	(4,182,066)	(2,018,372)	(4,198,317)	(812,154)	(2,779,132)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	12,716,374	30,162,579	9,813,399	24,208,714	9,228,020	17,633,952
INCREASE (DECREASE) IN NET ASSETS	20,171,271	28,970,322	16,274,633	22,831,875	14,395,444	16,211,095
NET ASSETS, BEGINNING OF PERIOD	109,488,990	80,518,668	90,234,757	67,402,882	69,051,976	52,840,881
NET ASSETS, END OF PERIOD	$129,660,261	$109,488,990	$106,509,390	$90,234,757	$83,447,420	$69,051,976
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$2,312,037	$2,312,037	$1,804,778	$1,804,778	$1,281,243	$1,281,243
OTHER INFORMATION:
Shares outstanding at the beginning of period	123,168,724	89,584,434	102,295,614	75,141,561	80,186,050	59,862,854
Shares sold	15,864,155	36,123,268	12,633,113	30,143,771	10,953,593	22,163,711
Shares issued as reinvestment of dividends	—	2,084,433	—	1,669,841	—	1,279,489
Shares redeemed	(2,341,619)	(4,623,411)	(2,182,694)	(4,659,559)	(882,249)	(3,120,004)
Net increase (decrease)	13,522,536	33,584,290	10,450,419	27,154,053	10,071,344	20,323,196
Shares outstanding at the end of period	136,691,260	123,168,724	112,746,033	102,295,614	90,257,394	80,186,050

The accompanying notes are an integral part of these financial statements.

	2040 Retirement Fund		2045 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(17,607)	$1,126,355	$(21,657)	$1,343,257	$—	$1,915,996
Net realized gain (loss) on investments and futures contracts	2,526	280,637	(6,781)	244,723	221,546	876,682
Change in net unrealized appreciation (depreciation) of investments and futures contracts	4,599,318	(2,194,412)	5,633,765	(2,672,642)	2,612,823	362,228
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,584,237	(787,420)	5,605,327	(1,084,662)	2,834,369	3,154,906
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(707,075)	—	(801,800)	—	(1,565,125)
From capital gains	—	(182,882)	—	(173,340)	—	(19,438)
Total distributions	—	(889,957)	—	(975,140)	—	(1,584,563)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	10,039,462	18,677,607	14,004,701	24,785,755	8,485,161	17,507,346
Dividends reinvested	—	889,957	—	975,140	—	1,584,563
Cost of shares redeemed	(919,781)	(2,449,742)	(816,202)	(1,987,479)	(2,412,392)	(6,320,201)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	9,119,681	17,117,822	13,188,499	23,773,416	6,072,769	12,771,708
INCREASE (DECREASE) IN NET ASSETS	13,703,918	15,440,445	18,793,826	21,713,614	8,907,138	14,342,051
NET ASSETS, BEGINNING OF PERIOD	62,072,097	46,631,652	75,521,779	53,808,165	66,074,626	51,732,575
NET ASSETS, END OF PERIOD	$75,776,015	$62,072,097	$94,315,605	$75,521,779	$74,981,764	$66,074,626
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$1,115,985	$1,115,985	$1,327,885	$1,327,885	$1,854,505	$1,854,505
OTHER INFORMATION:
Shares outstanding at the beginning of period	72,819,703	53,059,793	89,009,683	61,484,646	59,597,939	47,977,563
Shares sold	11,017,942	21,357,545	15,476,164	28,528,576	7,437,707	15,902,834
Shares issued as reinvestment of dividends	—	1,139,502	—	1,254,688	—	1,476,269
Shares redeemed	(1,005,504)	(2,737,137)	(910,870)	(2,258,227)	(2,114,685)	(5,758,727)
Net increase (decrease)	10,012,438	19,759,910	14,565,294	27,525,037	5,323,022	11,620,376
Shares outstanding at the end of period	82,832,141	72,819,703	103,574,977	89,009,683	64,920,961	59,597,939

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$—	$4,627,842	$—	$3,305,812	$(97,785)	$(177,791)
Net realized gain (loss) on investments and futures contracts	64,208	1,092,571	3,144	784,096	(323)	479
Change in net unrealized appreciation (depreciation) of investments and futures contracts	10,660,653	1,173,084	11,766,458	(732,789)	5,428	(11,870)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,724,861	6,893,497	11,769,602	3,357,119	(92,680)	(189,182)
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(4,054,555)	—	(3,017,256)	—	—
From capital gains	—	(304,510)	—	—	—	—
Total distributions	—	(4,359,065)	—	(3,017,256)	—	—
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	13,094,223	25,085,892	9,664,731	15,471,781	4,391,328	10,887,817
Dividends reinvested	—	4,359,065	—	3,017,256	—	—
Cost of shares redeemed	(3,408,890)	(12,642,498)	(4,568,751)	(7,944,371)	(8,098,353)	(18,925,022)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	9,685,333	16,802,459	5,095,980	10,544,666	(3,707,025)	(8,037,205)
INCREASE (DECREASE) IN NET ASSETS	20,410,194	19,336,891	16,865,582	10,884,529	(3,799,705)	(8,226,387)
NET ASSETS, BEGINNING OF PERIOD	182,024,015	162,687,124	158,288,554	147,404,025	100,591,223	108,817,610
NET ASSETS, END OF PERIOD	$202,434,209	$182,024,015	$175,154,136	$158,288,554	$96,791,518	$100,591,223
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$4,454,203	$4,454,203	$3,143,042	$3,143,042	$—	$—
OTHER INFORMATION:
Shares outstanding at the beginning of period	154,321,854	139,889,356	127,613,673	119,017,515	83,650,118	90,330,033
Shares sold	10,582,348	21,227,945	7,303,149	12,279,281	3,653,662	9,059,065
Shares issued as reinvestment of dividends	—	3,917,722	—	2,645,970	—	—
Shares redeemed	(2,760,371)	(10,713,169)	(3,468,173)	(6,329,093)	(6,737,622)	(15,738,980)
Net increase (decrease)	7,821,977	14,432,498	3,834,976	8,596,158	(3,083,960)	(6,679,915)
Shares outstanding at the end of period	162,143,831	154,321,854	131,448,649	127,613,673	80,566,158	83,650,118

The accompanying notes are an integral part of these financial statements.

	Mid-Term Bond Fund		Bond Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$5,017,314	$10,029,013	$11,813,468	$22,608,804
Net realized gain (loss) on investments and futures contracts	608,544	844,782	5,609,012	5,779,208
Change in net unrealized appreciation (depreciation) of investments and futures contracts	608,050	9,872,731	1,153,745	15,778,546
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,233,908	20,746,526	18,576,225	44,166,558
DIVIDEND DISTRIBUTIONS (Note 5)
From net investment income	—	(10,100,703)	—	(22,722,570)
From capital gains	—	—	—	—
Total distributions	—	(10,100,703)	—	(22,722,570)
CAPITAL SHARE TRANSACTIONS (Note 4):
Net proceeds from sale of shares	22,200,317	86,254,417	36,648,758	110,796,918
Dividends reinvested	—	10,100,703	—	22,722,570
Cost of shares redeemed	(22,771,687)	(66,520,582)	(33,717,273)	(117,046,903)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(571,370)	29,834,538	2,931,485	16,472,585
INCREASE (DECREASE) IN NET ASSETS	5,662,538	40,480,361	21,507,710	37,916,573
NET ASSETS, BEGINNING OF PERIOD	338,332,609	297,852,248	635,099,291	597,182,718
NET ASSETS, END OF PERIOD	$343,995,147	$338,332,609	$656,607,001	$635,099,291
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$5,157,581	$140,267	$12,000,646	$187,178
OTHER INFORMATION:
Shares outstanding at the beginning of period	319,283,521	289,925,398	457,267,817	444,790,076
Shares sold	20,776,222	82,259,549	25,969,809	79,248,176
Shares issued as reinvestment of dividends	—	9,537,207	—	16,371,590
Shares redeemed	(21,352,836)	(62,438,633)	(24,005,318)	(83,142,025)
Net increase (decrease)	(576,614)	29,358,123	1,964,491	12,477,741
Shares outstanding at the end of period	318,706,907	319,283,521	459,232,308	457,267,817

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2012 and the five years ended December 31, 2011 (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund							All America Fund
	Six Months Ended June 30, 2012		Years Ended December 31,					Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$2.07		$2.07	$1.84	$1.48	$2.41	$2.38	$1.61		$1.65	$1.42	$1.15	$1.86	$2.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.04	0.03	0.03	0.04	0.05	0.01		0.02	0.02	0.02	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.17		—	0.23	0.36	(0.93)	0.07	0.13		(0.02)	0.23	0.28	(0.68)	0.06
Total From Investment Operations	0.19		0.04	0.26	0.39	(0.89)	0.12	0.14		—	0.25	0.30	(0.65)	0.09
Less: Dividend Distributions: From Net Investment Income	—		(0.04)	(0.03)	(0.03)	(0.03)	(0.05)	—		(0.04)	(0.02)	(0.03)	(0.02)	(0.03)
From Capital Gains	—		—	—	—	(0.01)	(0.04)	—		—	—	—	(0.04)	(0.20)
From Return of Capital	—		—	—	—	—	—	—		—	—	—	—	—
Total Distributions	—		(0.04)	(0.03)	(0.03)	(0.04)	(0.09)	—		(0.04)	(0.02)	(0.03)	(0.06)	(0.23)
Net Asset Value, End of Period	$2.26		$2.07	$2.07	$1.84	$1.48	$2.41	$1.75		$1.61	$1.65	$1.42	$1.15	$1.86
Total Return (%)	9.44	(c)	1.88	14.68	26.13	(37.08)	5.22	9.00	(c)	0.24	17.78	25.31	(35.49)	4.27
Net Assets, End of Period ($ millions)	1,031		929	905	768	545	816	256		250	271	256	222	389
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.87	(d)	1.81	1.76	1.98	2.07	1.82	1.38	(d)	1.24	1.21	1.46	1.64	1.30
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23	(d)	0.23	0.25	0.26	0.25	0.20	0.55	(d)	0.56	0.57	0.58	0.56	0.55
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.23	(d)	0.23	0.25	0.26	0.25	0.20	0.55	(d)	0.56	0.57	0.58	0.56	0.55
Portfolio Turnover Rate (%)(a)	3.94	(c)	5.26	4.50	4.29	4.70	4.66	8.31	(c)	24.67	22.71	35.15	31.03	29.24

(a)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Small Cap Value Fund
	Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$1.17		$1.21	$0.96	$0.75		$1.06	$1.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.01	0.01	0.01		0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.09		(0.04)	0.25	0.21		(0.30)	(0.06)
Total From Investment Operations	0.10		(0.03)	0.26	0.22		(0.29)	(0.05)
Less: Dividend Distributions: From Net Investment Income	—		(0.01)	(0.01)	(0.01	)(g)	(0.01)	(0.01)
From Capital Gains	—		—	—	—		—	(0.12)
From Return of Capital	—		—	—	—		(0.01)	—
Total Distributions	—		(0.01)	(0.01)	(0.01)		(0.02)	(0.13)
Net Asset Value, End of Period	$1.27		$1.17	$1.21	$0.96		$0.75	$1.06
Total Return (%)	8.99	(c)	(2.46)	27.72	29.28		(27.76)	(3.99)
Net Assets, End of Period ($ millions)	280		260	277	205		155	215
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.61	(d)	0.92	0.99	1.30		1.23	0.96
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.90	(d)	0.90	0.92	0.93		0.92	0.89
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.90	(d)	0.90	0.92	0.93		0.92	0.89
Portfolio Turnover Rate (%)(a)	13.89	(c)	23.34	35.34	39.03		59.64	55.77

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund							Mid Cap Value Fund
	Six Months Ended June 30, 2012		Years Ended December 31,					Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007	(Unaudited)		2011	2010	2009		2008		2007
Net Asset Value, Beginning of Period	$1.16		$1.19	$0.89	$0.70	$1.08	$1.19	$1.11		$1.15	$0.98	$0.79		$1.20		$1.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		—	—	—	—	—	0.01		0.01	0.01	0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.08		(0.03)	0.30	0.19	(0.36)	0.05	0.03		(0.04)	0.17	0.19		(0.41)		(0.01)
Total From Investment Operations	0.08		(0.03)	0.30	0.19	(0.36)	0.05	0.04		(0.03)	0.18	0.20		(0.39)		0.01
Less: Dividend Distributions: From Net Investment Income	—		—	—	—	—	—	—		(0.01)	(0.01)	(0.01	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		—	—	—	(0.02)	(0.16)	—		—	—	—		—		—
From Return of Capital	—		—	—	—	—	—	—		—	—	—		—		—
Total Distributions	—		—	—	—	(0.02)	(0.16)	—		(0.01)	(0.01)	(0.01)		(0.02)		(0.02)
Net Asset Value, End of Period	$1.24		$1.16	$1.19	$0.89	$0.70	$1.08	$1.15		$1.11	$1.15	$0.98		$0.79		$1.20
Total Return (%)	6.74	(c)	(2.28)	33.27	27.69	(34.37)	4.68	3.72	(c)	(2.12)	18.94	25.22		(32.64)		0.88
Net Assets, End of Period ($ millions)	288		271	281	194	147	223	50		51	55	42		30		40
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.16	)(d)	(0.31)	(0.26)	(0.26)	(0.16)	(0.26)	1.18	(d)	1.19	1.25	1.57		1.62		1.54
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.91	(d)	0.90	0.92	0.93	0.92	0.89	0.70	(d)	0.70	0.72	0.73		0.74		0.75
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.91	(d)	0.90	0.92	0.93	0.92	0.89	0.70	(d)	0.70	0.72	0.73		0.74		0.75
Portfolio Turnover Rate (%)(a)	31.07	(c)	59.53	50.73	94.14	93.16	94.06	8.74	(c)	12.99	29.88	20.16		33.80		27.24

(a)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.43		$1.51	$1.24	$0.93	$1.51	$1.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.02	0.01	0.01	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.11		(0.05)	0.31	0.32	(0.56)	0.09
Total From Investment Operations	0.12		(0.03)	0.32	0.33	(0.54)	0.12
Less: Dividend Distributions: From Net Investment Income	—		(0.02)	(0.01)	(0.01)	(0.02)	(0.03)
From Capital Gains	—		(0.03)	(0.04)	(0.01)	(0.02)	(0.14)
From Return of Capital	—		—	—	—	—	—
Total Distributions	—		(0.05)	(0.05)	(0.02)	(0.04)	(0.17)
Net Asset Value, End of Period	$1.55		$1.43	$1.51	$1.24	$0.93	$1.51
Total Return (%)	7.94	(c)	(1.99)	26.28	36.69	(36.31)	7.74
Net Assets, End of Period ($ millions)	561		505	494	377	248	379
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.20	(d)	1.14	1.16	1.41	1.47	1.52
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23	(d)	0.23	0.25	0.26	0.25	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.23	(d)	0.23	0.25	0.26	0.25	0.22
Portfolio Turnover Rate (%)(a)	7.33	(c)	15.98	13.29	15.41	22.66	20.53

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	International Fund								Composite Fund
	Six Months Ended June 30, 2012		Years Ended December 31,				Period Ended December 31,		Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007(f)		(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$0.60		$0.71	$0.67	$0.55	$0.95	$1.00		$1.47		$1.50	$1.39	$1.20	$1.60	$1.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02	0.02	0.01	0.02	0.02		0.02		0.04	0.04	0.04	0.04	0.05
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.02		(0.11)	0.04	0.13	(0.40)	(0.05)		0.08		—	0.11	0.19	(0.40)	0.05
Total From Investment Operations	0.02		(0.09)	0.06	0.14	(0.38)	(0.03)		0.10		0.04	0.15	0.23	(0.36)	0.10
Less: Dividend Distributions:
From Net Investment Income	—		(0.02)	(0.02)	(0.01)	(0.02)	(0.02)		—		(0.07)	(0.04)	(0.04)	(0.04)	(0.05)
From Capital Gains	—		— (h)	—	—	—	—		—		—	—	—	—	—
From Return of Capital	—		—	—	(0.01)	—	—		—		—	—	—	—	—
Total Distributions	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)		—		(0.07)	(0.04)	(0.04)	(0.04)	(0.05)
Net Asset Value, End of Period	$0.62		$0.60	$0.71	$0.67	$0.55	$0.95		$1.57		$1.47	$1.50	$1.39	$1.20	$1.60
Total Return (%)	3.30	(c)	(12.60)	8.32	25.22	(40.06)	(2.93	)(c)	6.60	(c)	2.84	11.02	18.45	(22.51)	6.69
Net Assets, End of Period ($ millions)	80		69	61	33	12	3		167		161	167	166	150	220
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.10	(d)	3.24	3.48	3.45	5.17	3.38	(c)	2.15	(d)	2.22	2.26	2.74	3.01	2.72
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.23	(d)	0.23	0.24	0.25	0.20	0.22	(d)	0.55	(d)	0.56	0.57	0.58	0.57	0.55
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.23	(d)	0.23	0.24	0.25	0.20	0.22	(d)	0.55	(d)	0.56	0.57	0.58	0.57	0.55
Portfolio Turnover Rate (%)(a)	0.04	(c)	1.44	9.17	4.95	—	—		11.89	(c)	22.69	36.00	31.73	37.98	24.95

(a)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Retirement Income Fund
	Six Months Ended June 30, 2012		Years Ended December 31,				Period Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007(f)
Net Asset Value, Beginning of Period	$1.05		$1.03	$0.97	$0.83	$0.96	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.03	0.02	0.03	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		0.02	0.07	0.11	(0.13)	(0.04)
Total From Investment Operations	0.04		0.05	0.09	0.14	(0.10)	—
Less: Dividend Distributions:
From Net Investment Income	—		(0.03)	(0.02)	—	(0.03)	(0.03)
From Capital Gains	—		— (h)	(0.01)	—	—	(0.01)
From Return of Capital	—		—	—	—	—	—
Total Distributions	—		(0.03)	(0.03)	—	(0.03)	(0.04)
Net Asset Value, End of Period	$1.09		$1.05	$1.03	$0.97	$0.83	$0.96
Total Return (%)	3.91	(c)	4.72	9.04	16.25	(9.61)	0.07	(c)
Net Assets, End of Period ($ millions)	26		23	18	9	4	1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	3.03	3.65	4.39	5.42	6.12	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05	0.05	0.05	0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05	0.05	0.05	0.05	(d)
Portfolio Turnover Rate (%)(a)	7.15	(c)	23.77	17.62	35.31	82.92	14.38	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2010 Retirement Fund										2015 Retirement Fund
	Six Months Ended June 30, 2012		Years Ended December 31,						Period Ended December 31,		Six Months Ended June 30, 2012		Years Ended December 31,							Period Ended December 31,
	(Unaudited)		2011	2010		2009		2008	2007(f)		(Unaudited)		2011	2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.97		$0.96	$0.87		$0.74		$0.94	$0.99		$0.93		$0.93	$0.83		$0.70		$0.92		$0.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02	0.02		0.02		0.03	0.03		—		0.02	0.02		0.02		0.03		0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		0.01	0.07		0.13		(0.20)	(0.03)		0.05		—	0.08		0.13		(0.22)		(0.04)
Total From Investment Operations	0.04		0.03	0.09		0.15		(0.17)	—		0.05		0.02	0.10		0.15		(0.19)		(0.01)
Less: Dividend Distributions:
From Net Investment Income	—		(0.02)	—	(h)	(0.02	)(g)	(0.03)	(0.03)		—		(0.02)	—	(h)	(0.02	)(g)	(0.03	)(g)	(0.03)
From Capital Gains	—		— (h)	—	(h)	—		—	(0.02)		—		— (h)	—	(h)	—		—		(0.02)
Total Distributions	—		(0.02)	—		(0.02)		(0.03)	(0.05)		—		(0.02)	—		(0.02)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.01		$0.97	$0.96		$0.87		$0.74	$0.94		$0.98		$0.93	$0.93		$0.83		$0.70		$0.92
Total Return (%)	4.96	(c)	3.08	11.36		19.79		(17.45)	(0.68	)(c)	5.39	(c)	2.09	12.27		21.27		(21.01)		(1.18	)(c)
Net Assets, End of Period ($ millions)	21		21	19		15		8	2		102		91	78		44		20		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.41	2.67		3.51		5.36	5.28	(c)	(0.05	)(d)	2.53	2.79		3.45		4.65		5.39	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05	0.04	(d)	0.05	(d)	0.05	0.05		0.05		0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05	0.04	(d)	0.05	(d)	0.05	0.05		0.05		0.05		0.04	(d)
Portfolio Turnover Rate (%)(a)	11.35	(c)	21.22	18.31		38.17		32.37	32.49	(c)	3.19	(c)	8.10	5.64		26.96		21.47		2.79	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2020 Retirement Fund
	Six Months Ended June 30, 2012		Years Ended December 31,							Period Ended December 31,
	(Unaudited)		2011	2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.90		$0.91	$0.80		$0.66		$0.91		$0.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02	0.02		0.02		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		(0.01)	0.09		0.14		(0.25)		(0.04)
Total From Investment Operations	0.06		0.01	0.11		0.16		(0.23)		(0.02)
Less: Dividend Distributions:
From Net Investment Income	—		(0.02)	—	(h)	(0.02	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		— (h)	—	(h)	—		—		(0.02)
Total Distributions	—		(0.02)	—		(0.02)		(0.02)		(0.04)
Net Asset Value, End of Period	$0.96		$0.90	$0.91		$0.80		$0.66		$0.91
Total Return (%)	6.04	(c)	1.55	13.90		23.18		(24.81)		(1.54	)(c)
Net Assets, End of Period ($ millions)	140		118	90		50		21		5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.63	2.76		3.61		4.73		5.29	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05		0.04	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05		0.04	(d)
Portfolio Turnover Rate (%)(a)	1.16	(c)	4.73	2.62		13.70		14.74		2.51	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund											2030 Retirement Fund
	Six Months Ended June 30, 2012		Years Ended December 31,							Period Ended December 31,		Six Months Ended June 30, 2012		Years Ended December 31,							Period Ended December 31,
	(Unaudited)		2011	2010		2009		2008		2007(f)		(Unaudited)		2011	2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.89		$0.90	$0.78		$0.64		$0.92		$0.99		$0.88		$0.90	$0.77		$0.62		$0.92		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.02	0.02		0.02		0.02		0.02		—		0.02	0.02		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		(0.02)	0.10		0.14		(0.28)		(0.04)		0.06		(0.02)	0.11		0.15		(0.30)		(0.04)
Total From Investment Operations	0.06		—	0.12		0.16		(0.26)		(0.02)		0.06		—	0.13		0.16		(0.28)		(0.02)
Less: Dividend Distributions:
From Net Investment Income	—		(0.01)	—	(h)	(0.02	)(g)	(0.02	)(g)	(0.02)		—		(0.02)	—	(h)	(0.01	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		— (h)	—	(h)	—		—		(0.03)		—		— (h)	—	(h)	—		—		(0.03)
Total Distributions	—		(0.01)	—		(0.02)		(0.02)		(0.05)		—		(0.02)	—		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.95		$0.89	$0.90		$0.78		$0.64		$0.92		$0.94		$0.88	$0.90		$0.77		$0.62		$0.92
Total Return (%)	6.71	(c)	0.83	15.49		25.10		(28.32)		(1.95	)(c)	7.09	(c)	0.21	16.59		26.47		(29.95)		(2.22	)(c)
Net Assets, End of Period ($ millions)	130		109	81		42		15		2		107		90	67		35		12		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.49	2.50		3.25		5.06		4.48	(c)	(0.05	)(d)	2.37	2.37		3.07		4.61		4.82	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05		0.04	(d)	0.05	(d)	0.05	0.05		0.05		0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05		0.04	(d)	0.05	(d)	0.05	0.05		0.05		0.05		0.05	(d)
Portfolio Turnover Rate (%)(a)	1.05	(c)	2.52	3.16		9.21		10.06		0.28	(c)	1.39	(c)	2.66	1.74		8.96		12.34		4.11	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	2035 Retirement Fund
	Six Months Ended June 30, 2012		Years Ended December 31,							Period Ended December 31,
	(Unaudited)		2011	2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.86		$0.88	$0.75		$0.60		$0.92		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.01	0.01		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		(0.02)	0.12		0.15		(0.32)		(0.05)
Total From Investment Operations	0.06		(0.01)	0.13		0.16		(0.30)		(0.03)
Less: Dividend Distributions:
From Net Investment Income	—		(0.01)	—	(h)	(0.01	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		— (h)	—	(h)	—		—		(0.03)
Total Distributions	—		(0.01)	—		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.92		$0.86	$0.88		$0.75		$0.60		$0.92
Total Return (%)	7.36	(c)	(0.63)	17.66		27.05		(32.53)		(2.54	)(c)
Net Assets, End of Period ($ millions)	83		69	53		27		9		2
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.17	2.20		2.74		4.21		3.76	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05		0.05	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05		0.05	(d)
Portfolio Turnover Rate (%)(a)	0.36	(c)	2.78	1.47		6.27		7.62		0.71	(c)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund											2045 Retirement Fund
	Six Months Ended June 30, 2012							Years Ended December 31,				Period Ended December 31,			Six Months Ended June 30, 2012				Years Ended December 31,
	(Unaudited)		2011	2010		2009		2008		2007(f)		(Unaudited)		2011	2010		2009		2008		2007(f)
Net Asset Value, Beginning of Period	$0.85		$0.88	$0.74		$0.59		$0.91		$0.99		$0.85		$0.88	$0.74		$0.59		$0.91		$0.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.01	0.01		0.01		0.02		0.02		—		0.01	0.01		0.01		0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		(0.03)	0.13		0.15		(0.32)		(0.05)		0.06		(0.03)	0.13		0.15		(0.32)		(0.05)
Total From Investment Operations	0.06		(0.02)	0.14		0.16		(0.30)		(0.03)		0.06		(0.02)	0.14		0.16		(0.30)		(0.03)
Less: Dividend Distributions: From Net Investment Income	—		(0.01)	—	(h)	(0.01	)(g)	(0.02	)(g)	(0.02)		—		(0.01)	—	(h)	(0.01	)(g)	(0.02	)(g)	(0.02)
From Capital Gains	—		— (h)	—	(h)	—		—		(0.03)		—		— (h)	—	(h)	—		—		(0.03)
Total Distributions	—		(0.01)	—		(0.01)		(0.02)		(0.05)		—		(0.01)	—		(0.01)		(0.02)		(0.05)
Net Asset Value, End of Period	$0.91		$0.85	$0.88		$0.74		$0.59		$0.91		$0.91		$0.85	$0.88		$0.74		$0.59		$0.91
Total Return (%)	7.32	(c)	(1.24)	18.38		27.84		(32.75)		(2.68	)(c)	7.32	(c)	(1.45)	18.57		27.55		(32.90)		(2.79	)(c)
Net Assets, End of Period ($ millions)	76		62	47		23		6		1		94		76	54		25		7		1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(d)	2.09	2.13		2.75		4.20		3.93	(c)	(0.05	)(d)	2.09	2.14		2.61		4.49		4.17	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05		0.05	(d)	0.05	(d)	0.05	0.05		0.05		0.05		0.03	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.05	(d)	0.05	0.05		0.05		0.05		0.05	(d)	0.05	(d)	0.05	0.05		0.05		0.05		0.03	(d)
Portfolio Turnover Rate (%)(a)	0.72	(c)	2.28	1.37		5.79		7.79		1.18	(c)	0.37	(c)	1.97	1.04		7.87		6.77		6.34	(c)

(a)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Conservative Allocation Fund
	Period Ended December 31,			Six Months Ended June 30, 2012			Years Ended December 31,
	(Unaudited)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$1.11		$1.08	$0.99		$0.89	$1.03	$1.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.03	0.03		0.03	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.04		0.03	0.06		0.11	(0.14)	0.02
Total From Investment Operations	0.04		0.06	0.09		0.14	(0.10)	0.06
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	—	(h)	(0.03)	(0.04)	(0.04)
From Capital Gains	—		— (h)	—	(h)	(0.01)	—	(0.01)
Total Distributions	—		(0.03)	—		(0.04)	(0.04)	(0.05)
Net Asset Value, End of Period	$1.15		$1.11	$1.08		$0.99	$0.89	$1.03
Total Return (%)	4.18	(c)	5.79	9.34		15.94	(10.19)	6.43
Net Assets, End of Period ($ millions)	75		66	52		38	24	20
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	—	(d)	3.40	3.47		4.24	4.04	4.48
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	—	(d)	—	—		—	—	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	—	(d)	—	—		—	—	—
Portfolio Turnover Rate (%)(a)	2.09	(c)	12.14	20.11		14.24	38.30	13.72

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Moderate Allocation Fund								Aggressive Allocation Fund
	Six Months Ended June 30, 2012		Years Ended December 31,						Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007	(Unaudited)		2011	2010		2009	2008		2007
Net Asset Value, Beginning of Period	$1.18		$1.16	$1.03	$0.88		$1.14	$1.14	$1.24		$1.24	$1.06		$0.86	$1.24		$1.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	—		0.03	0.03	0.03		0.03	0.04	—		0.02	0.02		0.02	0.02		0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.07		0.02	0.11	0.15		(0.25)	0.03	0.09		—	0.16		0.20	(0.37)		0.04
Total From Investment Operations	0.07		0.05	0.14	0.18		(0.22)	0.07	0.09		0.02	0.18		0.22	(0.35)		0.07
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	— (h)	(0.03	)(g)	(0.03)	(0.04)	—		(0.02)	—	(h)	(0.02)	(0.02	)(g)	(0.04	)(g)
From Capital Gains	—		— (h)	(0.01)	—		(0.01)	(0.03)	—		—	—		—	(0.01)		(0.06)
Total Distributions	—		(0.03)	(0.01)	(0.03)		(0.04)	(0.07)	—		(0.02)	—		(0.02)	(0.03)		(0.10)
Net Asset Value, End of Period	$1.25		$1.18	$1.16	$1.03		$0.88	$1.14	$1.33		$1.24	$1.24		$1.06	$0.86		$1.24
Total Return (%)	5.85	(c)	4.19	13.11	21.27		(19.85)	6.36	7.43	(c)	2.31	17.02		25.64	(28.20)		5.52
Net Assets, End of Period ($ millions)	202		182	163	125		90	102	175		158	147		117	81		101
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	—	(d)	2.68	2.73	3.22		3.14	3.54	—	(d)	2.13	2.07		2.44	2.41		2.75
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	—	(d)	—	—	—		—	—	—	(d)	—	—		—	—		—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	—	(d)	—	—	—		—	—	—	(d)	—	—		—	—		—
Portfolio Turnover Rate (%)(a)	1.41	(c)	11.21	15.68	15.29		25.21	12.35	1.99	(c)	7.73	12.91		11.70	20.56		9.14

(a)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Money Market Fund
	Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.20		$1.20	$1.21	$1.21	$1.21	$1.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	(0.00)		—	—	—	0.03	0.05
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.00		—	(0.01)	—	—	—
Total From Investment Operations	0.00		—	(0.01)	—	0.03	0.05
Less: Dividend Distributions: From Net Investment Income	—		—	—	—	(0.03)	(0.05)
From Capital Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	(0.03)	(0.05)
Net Asset Value, End of Period	$1.20		$1.20	$1.20	$1.21	$1.21	$1.21
Total Return (%)	(0.09	)(c)	(0.17)	(0.14)	(0.08)	2.34	5.03
Net Assets, End of Period ($ millions)	97		101	109	119	201	312
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.20	)(d)	(0.17)	(0.15)	(0.04)	2.38	4.89
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.31	(d)	0.31	0.32	0.33	0.32	0.28
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.31	(d)	0.31	0.32	0.33	0.32	0.28
Portfolio Turnover Rate (%)(a)	N/A		N/A	NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

	Mid-Term Bond Fund
	Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.06		$1.03	$1.00	$0.94	$0.96	$0.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.02		0.03	0.04	0.04	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.00		0.03	0.02	0.07	(0.02)	0.03
Total From Investment Operations	0.02		0.06	0.06	0.11	0.02	0.07
Less: Dividend Distributions: From Net Investment Income	—		(0.03)	(0.03)	(0.04)	(0.04)	(0.04)
From Capital Gains	—		—	— (h)	(0.01)	—	—
Total Distributions	—		(0.03)	(0.03)	(0.05)	(0.04)	(0.04)
Net Asset Value, End of Period	$1.08		$1.06	$1.03	$1.00	$0.94	$0.96
Total Return (%)	1.85	(c)	6.34	6.93	11.22	1.84	7.22
Net Assets, End of Period ($ millions)	344		338	298	234	183	122
Ratio of Net Investment Income to Average Net Assets (%)	2.96	(d)	3.02	3.66	4.16	4.27	4.28
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.57	(d)	0.55	0.57	0.58	0.55	0.56
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.57	(d)	0.55	0.57	0.58	0.55	0.56
Portfolio Turnover Rate (%)(a)	6.06	(c)	23.69	16.70	30.76	34.95	26.78

(a)  Portfolio turnover rate excludes all short-term securities.

(c)  Not annualized.

(d)  Annualized.

(e)  Allocation and Retirement Funds exclude expenses of the underlying funds.

(f)  For the period November 5, 2007 (commencement of operations) through December 31, 2007.

(g)  Includes less than $0.005 of tax-basis return of capital distributions.

(h)  Includes less than $0.005 of dividend distributions.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Six Months Ended June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.39		$1.34	$1.30	$1.18	$1.27	$1.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income	0.03		0.05	0.05	0.05	0.07	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.01		0.05	0.04	0.12	(0.09)	0.01
Total From Investment Operations	0.04		0.10	0.09	0.17	(0.02)	0.07
Less: Dividend Distributions: From Net Investment Income	—		(0.05)	(0.05)	(0.05)	(0.07)	(0.06)
From Capital Gains	—		—	—	—	—	—
Total Distributions	—		(0.05)	(0.05)	(0.05)	(0.07)	(0.06)
Net Asset Value, End of Period	$1.43		$1.39	$1.34	$1.30	$1.18	$1.27
Total Return (%)	2.95	(c)	7.30	7.29	14.61	(1.75)	5.90
Net Assets, End of Period ($ millions)	657		635	597	488	372	384
Ratio of Net Investment Income to Average Net Assets (%)	3.69	(d)	3.61	3.81	4.62	5.05	4.95
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.57	(d)	0.55	0.57	0.58	0.56	0.53
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.57	(d)	0.55	0.57	0.58	0.56	0.53
Portfolio Turnover Rate (%)(a)	16.97	(c)	30.24	40.33	46.27	23.76	17.56

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company — a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2012, there were 23 active Funds (collectively, "the Funds"): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund and 2045 Retirement Fund (collectively, "Retirement Funds"); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, "Allocation Funds"). The International Fund and the Retirement Funds commenced operations on November 5, 2007.

Investment Company shares are issued to Mutual of America Life, and on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2012, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2012. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of December June 30, 2012, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value: (See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$994,118,792	—	—	$994,118,792
Short-Term Debt Securities	—	$35,898,156	—	$35,898,156
Temporary Cash Investments	—	$750,000	—	$750,000
	$994,118,792	$36,648,156	—	$1,030,766,948
All America Fund
Common Stock-Indexed	$137,053,384	—	—	$137,053,384
Common Stock-Active	$107,943,688	$308,188	—	$108,251,876
Convertible Preferred Stock	$207,905	—	—	$207,905
Short-Term Debt Securities	—	$9,399,775	—	$9,399,775
Temporary Cash Investments	—	$592,600	—	$592,600
	$245,204,977	$10,300,563	—	$255,505,540
Small Cap Value Fund
Common Stock	$255,506,961	$1,796,859	—	$257,303,820
Convertible Preferred Stock	$1,591,072	—	—	$1,591,072
Short-Term Debt Securities	—	$21,995,081	—	$21,995,081
	$257,098,033	$23,791,940	—	$280,889,973
Small Cap Growth Fund
Common Stock	$271,856,467	—	—	$271,856,467
Short-Term Debt Securities	—	$16,899,391	—	$16,899,391
	$271,856,467	$16,899,391	—	$288,755,858
Mid Cap Value Fund
Common Stock	$46,740,999	—	—	$46,740,999
Short-Term Debt Securities	—	$3,499,953	—	$3,499,953
	$46,740,999	$3,499,953	—	$50,240,952
Mid-Cap Equity Index Fund
Common Stock	$537,684,406	—	—	$537,684,406
Short-Term Debt Securities	—	$18,999,247	—	$18,999,247
Temporary Cash Investments	—	$170,700	—	$170,700
	$537,684,406	$19,169,947	—	$556,854,353
International Fund
Common Stock	$78,490,503	—	—	$78,490,503
Short-Term Debt Securities	—	$1,979,934	—	$1,979,934
	$78,490,503	$1,979,934	—	$80,470,437
Composite Fund
Common Stock	$96,459,723	—	—	$96,459,723
U.S. Government Debt	—	$9,784,458	—	$9,784,458
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,439,409	—	$22,439,409
Corporate Long-Term Debt	—	$29,981,054	—	$29,981,054
Short-Term Debt	—	$7,519,706	—	$7,519,706
Temporary Cash Investments	—	$1,017,200	—	$1,017,200
	$96,459,723	$70,741,827	—	$167,201,550
Retirement Income Fund
Common Stock	$25,635,071	—	—	$25,635,071
2010 Retirement Fund
Common Stock	$21,328,533	—	—	$21,328,533

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2015 Retirement Fund
Common Stock	$101,587,255	—	—	$101,587,255
2020 Retirement Fund
Common Stock	$140,332,205	—	—	$140,332,205
2025 Retirement Fund
Common Stock	$129,660,261	—	—	$129,660,261
2030 Retirement Fund
Common Stock	$106,509,390	—	—	$106,509,390
2035 Retirement Fund
Common Stock	$83,447,420	—	—	$83,447,420
2040 Retirement Fund
Common Stock	$75,776,015	—	—	$75,776,015
2045 Retirement Fund
Common Stock	$94,315,605	—	—	$94,315,605
Conservative Allocation Fund
Common Stock	$74,981,764	—	—	$74,981,764
Moderate Allocation Fund
Common Stock	$202,434,209	—	—	$202,434,209
Aggressive Allocation Fund
Common Stock	$175,154,136	—	—	$175,154,136
Money Market Fund
U.S. Government Debt	—	$16,496,556	—	$16,496,556
U.S. Government Agency Short-Term Debt	—	$7,841,246	—	$7,841,246
Commercial Paper	—	$72,358,752	—	$72,358,752
Temporary Cash Investments	—	$94,900	—	$94,900
	—	$96,791,454	—	$96,791,454
Mid-Term Bond Fund
U.S. Government Debt	—	$145,136,985	—	$145,136,985
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$44,475	—	$44,475
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$46,548,392	—	$46,548,392
Corporate Debt	—	$144,734,987	—	$144,734,987
Short-Term Debt	—	$4,899,879	—	$4,899,879
Temporary Cash Investments	—	$30,000	—	$30,000
	—	$341,394,718	—	$341,394,718
Bond Fund
U.S. Government Debt	—	$32,677,607	—	$32,677,607
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$192,409,674	—	$192,409,674
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$16,211,416	—	$16,211,416
Long-Term Corporate Debt	—	$400,203,168	—	$400,203,168
Sovereign Debt	—	$4,539,906	—	$4,539,906
Short-Term Debt	—	$8,099,872	—	$8,099,872
Temporary Cash Investments	—	$850,200	—	$850,200
	—	$654,991,843	—	$654,991,843
Other Financial Instruments:*
Equity Index Fund	$908,243	—	—	$908,243
All America Fund	$85,085	—	—	$85,085
Mid-Cap Equity Index Fund	$537,114	—	—	$537,114

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended June 30, 2012
	Balance December 31, 2011	Change in Unrealized Gains (Losses)	Transfers Into Level 3(a)	Transfers Out of Level 3(b)	Balance June 30, 2012	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2012 Included in Statement of Operations
All America Fund — Active Common Stock	—	—	$540,384	$(540,384)	—	—
Small Cap Value Fund — Common Stock	—	—	$3,150,656	$(3,150,656)	—	—

(a)  Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)  Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

During the six months ended June 30, 2012, there were no transfers of securities between Level 1 and Level 2.

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU No. 2011-04"). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2012, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $135,545,706, $76,793,531 and $15,710,400, respectively.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund's time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	38%	7%
2010 Retirement Fund	25%	12%	—	—	4%	25%	29%	5%
2015 Retirement Fund	29%	11%	2%	2%	7%	26%	16%	4%
2020 Retirement Fund	33%	11%	4%	4%	9%	25%	14%	—
2025 Retirement Fund	37%	15%	5%	5%	9%	22%	7%	—
2030 Retirement Fund	40%	17%	6%	6%	10%	21%	—	—
2035 Retirement Fund	40%	20%	7%	7%	12%	14%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

Generally, rebalancing of the Retirement Funds' holdings is performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation:	Equity Index (25%), Bond (30%),

Mid-Term Bond (45%).

Moderate Allocation:	Equity Index (35%), Bond (30%),

Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation:	Equity Index (45%), Bond (25%),

Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds' holdings is performed on a monthly basis.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income twice a year and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2012, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2012, the Funds had the following capital loss carry forwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused expire on the dates noted.

Expiring on December 31,	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
2012	$0	$0	$0	$0	$0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	726,632	0	0	0	0
2017	0	1,107,941	9,203,586	0	520,477
2018	0	0	0	0	0
No Expiration	0	0	0	0	0
Total	$726,632	$1,107,941	$9,203,586	$0	$520,477

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Expiring on December 31,	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
2012	$0	$0	$0	$0	$0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	2,112,905	0	0
2017	0	0	11,795,277	0	0
2018	0	0	0	0	0
No Expiration	0	5,384	0	0	0
Total	$0	$5,384	$13,908,182	$0	$0
Expiring on December 31,	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
2012	$0	$0	$0	$0	$0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	0	0
2018	0	0	0	0	0
No Expiration	0	0	0	0	0
Total	$0	$0	$0	$0	$0
Expiring on December 31,	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
2012	$0	$0	$0	$0	$0
2013	0	0	0	0	0
2014	0	0	0	0	0
2015	0	0	0	0	0
2016	0	0	0	0	0
2017	0	0	0	0	0
2018	0	0	0	0	0
No Expiration	0	0	0	0	0
Total	$0	$0	$0	$0	$0

Expiring on December 31,	Money Market Fund	Mid-Term Bond Fund	Bond Fund
2012	$0	$0	$0
2013	0	0	0
2014	0	0	0
2015	0	0	0
2016	0	0	0
2017	0	0	1,609,399
2018	0	0	0
No Expiration	881	0	0
Total	$881	$0	$1,609,399

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act were effective for the Funds' fiscal year ending December 31, 2011.

Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards (those expiring between December 31, 2012 and December 31, 2018) may be more likely to expire unused. Additionally, post-enactment capital losses (those relating to taxable years after 2010 and have no expiration date) that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

2.  EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid Cap Equity Index, International Funds	.075%
Money Market Fund	.15%
All America, Composite, Mid-Term Bond, Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement and International Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2012, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$57,134,875	$20,843,559	$36,075,960	$85,833,096	$4,344,111
Proceeds from sales of investments	$38,036,647	$37,183,524	$44,440,803	$93,264,109	$7,416,485
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$44,510,429	$8,720,351	$19,191,841	$3,205,012	$2,392,196
Proceeds from sales of investments	$39,365,575	$31,811	$23,653,708	$1,757,030	$2,652,807
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$8,797,285	$16,591,955	$13,965,656	$11,184,616	$9,493,066
Proceeds from sales of investments	$3,142,260	$1,532,081	$1,279,589	$1,396,278	$284,613

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$9,609,607	$13,489,759	$7,568,211	$12,446,727	$8,490,204
Proceeds from sales of investments	$507,534	$322,918	$1,495,442	$2,761,394	$3,394,224

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	—	$22,562,358	$124,952,981
Proceeds from sales of investments	—	$20,394,910	$107,999,078

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2012, was $551,799,009; net proceeds from sales for the year were $555,655,431.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2012 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the treatment of distributions from Real Estate Investment Trusts (REITs).

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$280,307,306	$49,320,657	$57,396,725	$53,761,047	$8,485,311
Unrealized Depreciation	(85,693,873)	(25,873,812)	(10,803,581)	(9,024,419)	(4,346,671)
Net	$194,613,433	$23,446,845	$46,593,144	$44,736,628	$4,138,640
Tax Cost of Investments	$836,153,515	$232,058,695	$234,296,829	$244,019,230	$46,102,312
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$107,579,730	$0	$25,256,880	$1,126,962	$1,651,753
Unrealized Depreciation	(44,948,502)	(6,055,198)	(6,515,397)	(8,659)	(483,139)
Net	$62,631,228	$(6,055,198)	$18,741,483	$1,118,303	$1,168,614
Tax Cost of Investments	$494,223,125	$86,525,635	$148,460,067	$24,516,768	$20,159,919
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$11,350,381	$15,527,254	$15,855,364	$13,789,708	$11,161,159
Unrealized Depreciation	(2,321,354)	(2,561,986)	(1,535,397)	(1,399,263)	(987,190)
Net	$9,029,027	$12,965,268	$14,319,967	$12,390,445	$10,173,969
Tax Cost of Investments	$92,558,228	$127,366,937	$115,340,294	$94,118,945	$73,273,451
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$9,819,908	$11,919,446	$5,954,622	$24,646,065	$21,271,041
Unrealized Depreciation	(794,971)	(957,082)	(1,444,495)	(7,464,535)	(4,634,430)
Net	$9,024,937	$10,962,364	$4,510,127	$17,181,530	$16,636,611
Tax Cost of Investments	$66,751,078	$83,353,241	$70,471,637	$185,252,679	$158,517,525

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  INVESTMENTS (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$177	$22,531,689	$37,852,991
Unrealized Depreciation	(4,530)	(137,592)	(1,151,873)
Net	$(4,353)	$22,394,097	$36,701,118
Tax Cost of Investments	$96,795,807	$319,000,621	$618,920,725

4.  CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2012, shares authorized were allocated into the 23 series of Funds as follows:

Authorized No. of Shares
Equity Index Fund	500,000,000
All America Fund	225,000,000
Small Cap Value Fund	350,000,000
Small Cap Growth Fund	350,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	400,000,000
International Fund	200,000,000
Composite Fund	200,000,000
Retirement Income Fund	50,000,000
2010 Retirement Fund	50,000,000
2015 Retirement Fund	150,000,000
2020 Retirement Fund	175,000,000
2025 Retirement Fund	175,000,000
2030 Retirement Fund	150,000,000
2035 Retirement Fund	150,000,000
2040 Retirement Fund	100,000,000
2045 Retirement Fund	150,000,000
2050 Retirement Fund*	100,000,000
Conservative Allocation Fund	100,000,000
Moderate Allocation Fund	200,000,000
Aggressive Allocation Fund	200,000,000
Money Market Fund	175,000,000
Mid-Term Bond Fund	350,000,000
Bond Fund	500,000,000
Sub-Total	5,100,000,000
Shares to be allocated at the discretion of the Board of Directors	900,000,000
Total	6,000,000,000

*  The 2050 Retirement Fund is expected to commence operations on or after October 1, 2012.

5.  DIVIDENDS

No 2012 dividends were declared or paid as of June 30, 2012. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.

On August 18, 2011 and August 19, 2011, required distributions of net investment income and, as applicable, net realized gains relating to 2010 were declared and paid for the funds in accordance with Internal Revenue Section 855(a). On December 29, 2011, dividend distributions were declared and paid for each of the funds (other than the Small Cap Growth and Money Market Funds) from net investment income relating to 2011.

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2011 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2011 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth	Mid Cap Value Fund
Ordinary Income (a)	$18,904,206	$6,317,474	$2,548,887	$0	$628,396
Long-Term Capital Gains (b)	$0	$0	$0	$0	$0
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)	$6,927,757	$2,142,256	$7,396,780	$478,508	$441,941
Long-Term Capital Gains (b)	$8,232,316	$211,930	$0	$47,419	$25,781
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)	$1,729,238	$1,955,796	$1,518,829	$1,162,444	$836,651
Long-Term Capital Gains (b)	$120,136	$139,097	$201,103	$195,986	$173,801
	2040 Retirement Fund	2045 Retirement Equity Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)	$707,075	$801,800	$1,565,125	$4,054,555	$3,017,256
Long-Term Capital Gains (b)	$182,882	$173,340	$19,438	$304,510	$0
	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)	$0	$100,100,703	$22,722,570
Long-Term Capital Gains (b)	$0	$0	$0

Notes:

(a)  Includes distributions from Fund-level net short-term capital gains.

(b)  To the extent reported, each Fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of June 30, 2012, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$9,326,893	$1,780,449	$2,503,264	$677,928	$305,635
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(731,080)	$(1,126,897)	$(9,464,522)	$16,372,159	$(553,362)
Net unrealized appreciation (depreciation) of investments and futures contracts	$195,521,676	$23,531,930	$46,593,144	$44,736,628	$4,138,640
	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$3,618,137	$441,002	$1,820,352	$598,298	$501,103
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$31,597,006	$67,852	$(13,908,182)	$672,618	$1,107,409
Net unrealized appreciation (depreciation) of investments and futures contracts	$63,168,342	$(6,055,198)	$18,741,483	$1,118,303	$1,168,614

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$2,132,730	$2,712,014	$2,312,037	$1,804,778	$1,281,243
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$1,317,307	$538,771	$455,802	$407,063	$328,670
Net unrealized appreciation (depreciation) of investments and futures contracts	$9,029,027	$12,965,268	$14,319,967	$12,390,445	$10,173,969
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$1,115,985	$1,327,885	$1,854,530	$4,454,203	$3,143,042
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$349,824	$333,459	$950,282	$1,978,404	$600,855
Net unrealized appreciation (depreciation) of investments and futures contracts	$9,024,937	$10,962,364	$4,510,127	$17,181,530	$16,636,612
	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$0	$5,286,661	$12,000,646
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(881)	$1,324,247	$(1,609,399)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(4,353)	$22,394,097	$36,701,118

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the Funds may reclassify book to tax differences as a result of the differences arising from the accounting for REIT securities, non-deductible net operating loss, return of capital distributions and Fund distributions for Federal income tax purposes versus financial reporting purposes. Each Fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2012, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$224,959	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$(224,959)	$0
Paid in capital	$0	$0	$0	$0	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$0	$0	$0	$6,103	$5,241
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$0	$0	$0	$(6,103)	$(5,241)
	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$24,576	$32,991	$30,307	$25,060	$19,568
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$(24,576)	$(32,991)	$(30,307)	$(25,060)	$(19,568)
	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$17,607	$21,657	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0
Paid in capital	$(17,607)	$(21,657)	$0	$0	$0

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$97,785	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0
Paid in capital	$(97,785)	$0	$0

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, distributions from REITs, distribution reclassifications and other cumulative adjustments for Federal income tax purposes versus financial reporting purposes.

6.  SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Investment Corporation's ("Investment Company") Fund portfolio holdings as of June 30, 2012. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Investment Corporation
320 Park Avenue
New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 23, 2012, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2011, the Adviser had approximately $11.0 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2011, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

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MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK, NY 10022-6839

ADDRESS SERVICE REQUESTED

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Find out more at mutualofamerica.com
or call 1-800-468-3785.

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)          Schedule I – Portfolios of Investments in Securities follows:

(b)         Not applicable.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.6%)
Abercrombie & Fitch Co. Cl A	6,914	236,044
Amazon.com, Inc.*	29,554	6,748,656
Apollo Group, Inc.*	9,203	333,057
AutoNation, Inc.*	3,420	120,658
AutoZone, Inc.*	2,169	796,392
Bed Bath & Beyond, Inc.*	18,138	1,120,928
Best Buy Co., Inc.	22,686	475,499
Big Lots, Inc.*	5,262	214,637
BorgWarner, Inc.*	10,010	656,556
Cablevision Systems Corp. Cl A	16,341	217,172
CarMax, Inc.*	18,968	492,030
Carnival Corp.	35,045	1,200,992
CBS Corp. Cl B	53,788	1,763,171
Chipotle Mexican Grill, Inc.*	2,642	1,003,828
Coach, Inc.	24,889	1,455,509
Comcast Corp. Cl A	214,146	6,846,248
D.R. Horton, Inc.	23,206	426,526
Darden Restaurants, Inc.	10,084	510,553
DeVry, Inc.	5,178	160,363
DIRECTV Cl A*	52,758	2,575,646
Discovery Communications, Inc. Cl A*	21,032	1,135,728
Disney (Walt) Co.	142,656	6,918,816
Dollar Tree, Inc.*	18,564	998,743
Expedia, Inc.	7,287	350,286
Family Dollar Stores, Inc.	9,173	609,821
Ford Motor Co.	321,484	3,083,032
Fossil, Inc.*	4,351	333,026
GameStop Corp. Cl A	11,663	214,133
Gannett Co., Inc.	18,781	276,644
Gap, Inc.	26,585	727,366
Genuine Parts Co.	12,732	767,103
Goodyear Tire & Rubber Co.*	19,455	229,764
H&R Block, Inc.	23,780	380,004
Harley-Davidson, Inc.	18,817	860,501
Harman Int’l. Industries, Inc.	6,351	251,500
Hasbro, Inc.	9,603	325,254
Home Depot, Inc.	124,679	6,606,740
International Game Technology	22,708	357,651
Interpublic Group of Cos., Inc.	37,661	408,622
Johnson Controls, Inc.	58,112	1,610,284
Kohl’s Corp.	19,769	899,292
Leggett & Platt, Inc.	11,635	245,848
Lennar Corp. Cl A	13,653	422,014
Limited Brands, Inc.	19,872	845,156
Lowe’s Cos., Inc.	95,790	2,724,268
Macy’s, Inc.	34,744	1,193,456
Marriott International, Inc. Cl A	21,617	847,386
Mattel, Inc.	26,873	871,760
McDonald’s Corp.	80,490	7,125,780
McGraw-Hill Cos., Inc.	23,290	1,048,050
Netflix, Inc.*	4,589	314,209
Newell Rubbermaid, Inc.	22,859	414,662
News Corp. Cl A	166,352	3,707,986
NIKE, Inc. Cl B	32,010	2,809,838
Nordstrom, Inc.	13,036	647,759
O’Reilly Automotive, Inc.*	10,153	850,517
Omnicom Group, Inc.	22,491	1,093,063
Penney (J.C.) Co., Inc.	12,326	287,319

Priceline.com, Inc.*	4,023	2,673,364
Pulte Homes, Inc.*	27,984	299,429
Ralph Lauren Corp.	5,316	744,559
Ross Stores, Inc.	17,807	1,112,403
Scripps Networks Interactive, Inc. Cl A	7,565	430,146
Sears Hldgs. Corp.*	3,291	196,473
Staples, Inc.	57,291	747,648
Starbucks Corp.	63,139	3,366,571
Starwood Hotels & Resorts	16,335	866,408
Target Corp.	54,141	3,150,465
Tiffany & Co.	10,607	561,641
Time Warner Cable, Inc.	24,753	2,032,221
Time Warner, Inc.	76,898	2,960,573
TJX Cos., Inc.	58,596	2,515,526
TripAdvisor, Inc.*	7,613	340,225
Urban Outfitters, Inc.*	9,194	253,662
V.F. Corp.	7,021	936,952
Viacom, Inc. Cl B	43,256	2,033,897
Washington Post Co. Cl B	382	142,799
Whirlpool Corp.	6,517	398,580
Wyndham Worldwide Corp.	11,724	618,324
Wynn Resorts Ltd.	6,729	697,932
Yum! Brands, Inc.	37,468	2,413,689
		109,641,333
CONSUMER STAPLES (10.8%)
Altria Group, Inc.	160,205	5,535,083
Archer-Daniels-Midland Co.	54,769	1,616,781
Avon Products, Inc.	35,491	575,309
Beam, Inc.	12,554	784,499
Brown-Forman Corp. Cl B	7,763	751,847
Campbell Soup Co.	14,377	479,904
Clorox Co.	10,395	753,222
Coca-Cola Co.	181,992	14,229,954
Coca-Cola Enterprises, Inc.	24,699	692,560
Colgate-Palmolive Co.	38,223	3,979,014
ConAgra Foods, Inc.	34,185	886,417
Constellation Brands, Inc. Cl A*	12,880	348,533
Costco Wholesale Corp.	34,253	3,254,035
CVS Caremark Corp.	101,490	4,742,628
Dean Foods Co.*	14,898	253,713
Dr. Pepper Snapple Group, Inc.	17,068	746,725
Estee Lauder Cos., Inc. Cl A	18,431	997,486
General Mills, Inc.	52,268	2,014,409
Heinz (H.J.) Co.	25,592	1,391,693
Hershey Co.	12,072	869,546
Hormel Foods Corp.	11,200	340,704
J.M. Smucker Co.	9,247	698,333
Kellogg Co.	19,860	979,694
Kimberly-Clark Corp.	31,269	2,619,404
Kraft Foods, Inc. Cl A	141,397	5,460,752
Kroger Co.	43,229	1,002,481
Lorillard, Inc.	10,314	1,360,932
McCormick & Co., Inc.	10,566	640,828
Mead Johnson Nutrition Co.	15,805	1,272,461
Molson Coors Brewing Co. Cl B	12,610	524,702
Monster Beverage Corp.*	12,829	913,425
PepsiCo, Inc.	125,321	8,855,182
Philip Morris Int’l., Inc.	132,533	11,564,830
Proctor & Gamble Co.	221,716	13,580,105
Reynolds American, Inc.	25,890	1,161,684
Safeway, Inc.	19,452	353,054
Sysco Corp.	47,550	1,417,466
Tyson Foods, Inc. Cl A	23,971	451,374
Wal-Mart Stores, Inc.	141,000	9,830,520
Walgreen Co.	68,829	2,035,962

Whole Foods Market, Inc.	12,792	1,219,333
		111,186,584
ENERGY (10.4%)
Alpha Natural Resources, Inc.*	19,485	169,714
Anadarko Petroleum Corp.	40,495	2,680,769
Apache Corp.	30,340	2,666,583
Baker Hughes, Inc.	35,110	1,443,021
Cabot Oil & Gas Corp.	15,856	624,726
Cameron International Corp.*	20,669	882,773
Chesapeake Energy Corp.	56,474	1,050,416
Chevron Corp.	156,871	16,549,891
ConocoPhillips	101,251	5,657,906
Consol Energy, Inc.	18,774	567,726
Denbury Resources, Inc.*	32,795	495,532
Devon Energy Corp.	34,110	1,978,039
Diamond Offshore Drilling, Inc.	5,654	334,321
EOG Resources, Inc.	21,836	1,967,642
EQT Corp.	11,787	632,137
Exxon Mobil Corp.	373,134	31,929,076
FMC Technologies, Inc.*	18,989	744,938
Halliburton Co.	73,070	2,074,457
Helmerich & Payne, Inc.	9,175	398,929
Hess Corp.	24,901	1,081,948
Kinder Morgan, Inc.	40,765	1,313,434
Marathon Oil Corp.	57,863	1,479,557
Marathon Petroleum Corp.	26,133	1,173,894
Murphy Oil Corp.	16,117	810,524
Nabors Industries Ltd.*	24,914	358,762
National Oilwell Varco, Inc.	34,517	2,224,275
Newfield Exploration Co.*	11,982	351,192
Noble Drilling Corp.*	20,851	678,283
Noble Energy, Inc.	14,829	1,257,796
Occidental Petroleum Corp.	66,492	5,703,019
Peabody Energy Corp.	23,081	565,946
Phillips 66*	48,404	1,608,949
Pioneer Natural Resources Co.	10,667	940,936
QEP Resources, Inc.	14,414	431,988
Range Resources Corp.	13,065	808,332
Rowan Companies PLC Cl A*	10,094	326,339
Schlumberger Ltd.	105,480	6,846,707
Southwestern Energy Co.*	28,476	909,239
Spectra Energy Corp.	53,059	1,541,895
Sunoco, Inc.	8,588	407,930
Tesoro Corp.*	11,615	289,910
Valero Energy Corp.	44,046	1,063,711
Williams Cos., Inc.	50,685	1,460,742
WPX Energy, Inc.*	15,968	258,362
		106,742,266
FINANCIALS (13.9%)
ACE Ltd.	27,613	2,046,952
Aflac, Inc.	37,005	1,576,043
Allstate Corp.	40,001	1,403,635
American Express Co.	82,230	4,786,608
American Int’l. Group, Inc.*	50,689	1,626,610
American Tower Corp.	31,675	2,214,399
Ameriprise Financial, Inc.	17,742	927,197
Aon PLC*	26,601	1,244,395
Apartment Investment & Management Co. Cl A	10,695	289,086
Assurant, Inc.	7,021	244,612
AvalonBay Communities, Inc.	7,844	1,109,769
Bank of America Corp.	872,845	7,139,872
Bank of New York Mellon Corp.	95,041	2,086,150
BB&T Corp.	56,151	1,732,258
Berkshire Hathaway, Inc. Cl B*	141,331	11,777,112
BlackRock, Inc.	10,413	1,768,336

Boston Properties, Inc.	12,421	1,346,064
Capital One Financial Corp.	46,649	2,549,834
CBRE Group, Inc.*	26,652	436,027
Charles Schwab Corp.	86,927	1,123,966
Chubb Corp.	21,957	1,598,909
Cincinnati Financial Corp.	13,269	505,151
Citigroup, Inc.	242,801	6,655,175
CME Group, Inc.	5,315	1,425,005
Comerica, Inc.	15,966	490,316
Discover Financial Svcs.	43,296	1,497,176
E*Trade Financial Corp.*	21,379	171,887
Equity Residential	24,561	1,531,624
Federated Investors, Inc. Cl B	7,090	154,917
Fifth Third Bancorp	74,469	997,885
First Horizon National Corp.	20,628	178,432
Franklin Resources, Inc.	11,540	1,280,825
Genworth Financial, Inc. Cl A*	41,423	234,454
Goldman Sachs Group, Inc.	40,681	3,899,681
Hartford Financial Svcs. Group, Inc.	36,597	645,205
HCP, Inc.	33,244	1,467,723
Health Care REIT, Inc.	17,185	1,001,886
Host Hotels & Resorts, Inc.	58,300	922,306
Hudson City Bancorp, Inc.	43,088	274,471
Huntington Bancshares, Inc.	70,089	448,570
IntercontinentalExchange, Inc.*	5,613	763,256
Invesco Ltd.	37,857	855,568
JPMorgan Chase & Co.	300,960	10,753,301
KeyCorp	77,720	601,553
Kimco Realty Corp.	32,911	626,296
Legg Mason, Inc.	10,436	275,197
Leucadia National Corp.	16,041	341,192
Lincoln National Corp.	22,990	502,791
Loews Corp.	24,834	1,015,959
M&T Bank Corp.	10,267	847,746
Marsh & McLennan Cos., Inc.	44,492	1,433,977
MetLife, Inc.	87,445	2,697,678
Moody’s Corp.	16,477	602,234
Morgan Stanley	123,387	1,800,216
Nasdaq OMX Group, Inc.	10,370	235,088
Northern Trust Corp.	19,402	892,880
NYSE Euronext	21,117	540,173
People’s United Financial, Inc.	29,269	339,813
Plum Creek Timber Co., Inc.	13,112	520,546
PNC Financial Svcs. Grp., Inc.	43,923	2,684,135
Principal Financial Grp., Inc.	23,953	628,287
Progressive Corp.	52,149	1,086,264
ProLogis, Inc.	37,746	1,254,300
Prudential Financial, Inc.	37,869	1,833,996
Public Storage	11,681	1,686,853
Regions Financial Corp.	111,934	755,555
Simon Property Group, Inc.	25,113	3,909,090
SLM Corp.	39,179	615,502
State Street Corp.	38,374	1,713,015
SunTrust Banks, Inc.	43,822	1,061,807
T. Rowe Price Group, Inc.	20,414	1,285,265
Torchmark Corp.	7,918	400,255
Travelers Cos., Inc.	31,232	1,993,851
U.S. Bancorp	148,595	4,778,815
Unum Group	23,894	457,092
Ventas, Inc.	23,091	1,457,504
Vornado Realty Trust	15,297	1,284,642
Wells Fargo & Co.	425,868	14,241,026
Weyerhaeuser Co.	43,427	971,028
XL Group PLC	25,548	537,530
Zions Bancorporation	14,943	290,193
		143,381,992

HEALTH CARE (11.4%)
Abbott Laboratories	126,227	8,137,855
Aetna, Inc.	29,264	1,134,565
Agilent Technologies, Inc.	28,321	1,111,316
Alexion Pharmaceuticals, Inc.*	15,381	1,527,333
Allergan, Inc.	24,651	2,281,943
AmerisourceBergen Corp.	20,393	802,465
Amgen, Inc.	61,135	4,465,300
Bard (C.R.), Inc.	6,758	726,080
Baxter International, Inc.	46,110	2,450,747
Becton, Dickinson & Co.	16,423	1,227,619
Biogen Idec, Inc.*	18,616	2,687,778
Boston Scientific Corp.*	113,835	645,444
Bristol-Myers Squibb Co.	136,554	4,909,116
Cardinal Health, Inc.	27,895	1,171,590
CareFusion Corp.*	18,188	467,068
Celgene Corp.*	35,406	2,271,649
Cerner Corp.*	11,538	953,731
CIGNA Corp.	23,367	1,028,148
Coventry Health Care, Inc.	11,353	360,912
Covidien PLC	38,956	2,084,146
DaVita, Inc.*	7,384	725,183
Dentsply International, Inc.	11,462	433,378
Edwards Lifesciences Corp.*	8,493	877,327
Express Scripts Hldg. Co.*	64,384	3,594,559
Forest Laboratories, Inc.*	22,375	782,901
Gilead Sciences, Inc.*	60,847	3,120,234
Hospira, Inc.*	13,469	471,146
Humana, Inc.	13,296	1,029,642
Intuitive Surgical, Inc.*	3,286	1,819,754
Johnson & Johnson	213,913	14,451,962
Laboratory Corp. of America Hldgs.*	7,720	714,949
Life Technologies Corp.*	14,360	646,056
Lilly (Eli) & Co.	82,106	3,523,168
McKesson Corp.	18,672	1,750,500
Medtronic, Inc.	82,927	3,211,763
Merck & Co., Inc.	243,651	10,172,429
Mylan, Inc.*	35,429	757,118
Patterson Cos., Inc.	7,185	247,667
PerkinElmer, Inc.	9,454	243,913
Perrigo Co.	7,246	854,521
Pfizer, Inc.	593,356	13,647,188
Quest Diagnostics, Inc.	12,692	760,251
St. Jude Medical, Inc.	28,363	1,131,967
Stryker Corp.	25,466	1,403,177
Tenet Healthcare Corp.*	33,859	177,421
Thermo Fisher Scientific, Inc.	29,861	1,550,085
UnitedHealth Group, Inc.	82,096	4,802,616
Varian Medical Systems, Inc.*	9,013	547,720
Waters Corp.*	7,068	561,694
Watson Pharmaceuticals, Inc.*	10,672	789,621
WellPoint, Inc.	26,468	1,688,394
Zimmer Hldgs., Inc.	14,294	919,962
		117,853,071
INDUSTRIALS (10.1%)
3M Co.	55,348	4,959,181
Avery Dennison Corp.	8,678	237,257
Boeing Co.	59,182	4,397,223
Caterpillar, Inc.	54,070	4,591,084
Cintas Corp.	8,785	339,189
Cooper Industries PLC	13,195	899,635
CSX Corp.	79,876	1,786,027
Cummins, Inc.	16,125	1,562,674
Danaher Corp.	46,774	2,435,990

Deere & Co.	31,904	2,580,076
Donnelley (R.R.) & Sons Co.	14,936	175,797
Dover Corp.	15,340	822,377
Dun & Bradstreet Corp.	3,835	272,937
Eaton Corp.	28,668	1,136,113
Emerson Electric Co.	59,538	2,773,280
Equifax, Inc.	9,643	449,364
Expeditors Int’l. of Wash.	17,387	673,746
Fastenal Co.	24,526	988,643
FedEx Corp.	25,881	2,370,958
Flowserve Corp.	4,345	498,589
Fluor Corp.	14,121	696,730
General Dynamics Corp.	29,010	1,913,500
General Electric Co.	834,185	17,384,415
Goodrich Corp.	10,202	1,294,634
Grainger (W.W.), Inc.	5,285	1,010,703
Honeywell International, Inc.	63,575	3,550,028
Illinois Tool Works, Inc.	40,180	2,125,120
Ingersoll-Rand PLC	25,471	1,074,367
Iron Mountain, Inc.	13,908	458,408
Jacobs Engineering Group, Inc.*	10,768	407,676
Joy Global, Inc.	9,038	512,726
L-3 Communications Hldgs., Inc.	7,723	571,579
Lockheed Martin Corp.	21,585	1,879,622
Masco Corp.	29,145	404,241
Norfolk Southern Corp.	25,554	1,834,011
Northrop Grumman Corp.	20,134	1,284,348
PACCAR, Inc.	28,429	1,114,133
Pall Corp.	9,277	508,472
Parker Hannifin Corp.	12,755	980,604
Pitney Bowes, Inc.	15,668	234,550
Precision Castparts Corp.	11,579	1,904,630
Quanta Services, Inc.*	16,961	408,251
Raytheon Co.	26,295	1,488,034
Republic Services, Inc.	26,105	690,738
Robert Half Int’l., Inc.	11,457	327,326
Robinson (C.H.) Worldwide, Inc.	13,160	770,255
Rockwell Automation, Inc.	11,815	780,499
Rockwell Collins, Inc.	11,910	587,759
Roper Industries, Inc.	7,905	779,275
Ryder System, Inc.	4,308	155,131
Snap-on, Inc.	4,713	293,384
Southwest Airlines Co.	62,985	580,722
Stanley Black & Decker, Inc.	14,418	927,942
Stericycle, Inc.*	6,882	630,873
Textron, Inc.	22,659	563,529
Tyco International Ltd.	37,582	1,986,209
Union Pacific Corp.	37,255	4,444,894
United Parcel Service, Inc. Cl B	76,868	6,054,124
United Technologies Corp.	75,774	5,723,210
Waste Management, Inc.	37,657	1,257,744
Xylem, Inc.	15,571	391,922
		103,936,458
INFORMATION TECHNOLOGY (19.3%)
Accenture Ltd. Cl A	52,448	3,151,600
Adobe Systems, Inc.*	39,865	1,290,430
Advanced Micro Devices, Inc.*	49,072	281,183
Akamai Technologies, Inc.*	14,628	464,439
Altera Corp.	26,707	903,765
Amphenol Corp. Cl A	13,070	717,804
Analog Devices, Inc.	24,458	921,333
Apple, Inc.*	77,232	45,103,487
Applied Materials, Inc.	103,077	1,181,262
Autodesk, Inc.*	18,772	656,832
Automatic Data Processing, Inc.	38,901	2,165,230

BMC Software, Inc.*	13,174	562,266
Broadcom Corp. Cl A*	40,780	1,378,364
CA, Inc.	28,058	760,091
Cisco Systems, Inc.	428,172	7,351,713
Citrix Systems, Inc.*	14,977	1,257,169
Cognizant Technology Solutions*	24,233	1,453,980
Computer Sciences Corp.	13,452	333,879
Corning, Inc.	123,310	1,594,398
Dell, Inc.*	119,510	1,496,265
eBay, Inc.*	94,483	3,969,231
Electronic Arts, Inc.*	28,216	348,468
EMC Corp.*	172,417	4,419,048
F5 Networks, Inc.*	6,554	652,516
Fidelity Nat’l. Information Svcs., Inc.	19,268	656,653
First Solar, Inc.*	4,548	68,493
Fiserv, Inc.*	10,901	787,270
FLIR Systems, Inc.	13,255	258,473
Google, Inc. Cl A*	21,472	12,455,263
Harris Corp.	9,233	386,401
Hewlett-Packard Co.	165,157	3,321,307
Int’l. Business Machines Corp.	92,915	18,172,316
Intel Corp.	396,922	10,577,971
Intuit, Inc.	23,395	1,388,493
Jabil Circuit, Inc.	14,906	303,039
JDS Uniphase Corp.*	20,168	221,848
Juniper Networks, Inc.*	44,616	727,687
KLA-Tencor Corp.	13,439	661,871
Lam Research Corp.*	16,588	626,022
Lexmark International, Inc. Cl A	5,936	157,779
Linear Technology Corp.	18,789	588,659
LSI Corp.*	48,777	310,709
MasterCard, Inc. Cl A	8,509	3,659,806
Microchip Technology, Inc.	15,687	518,926
Micron Technology, Inc.*	82,728	522,014
Microsoft Corp.	603,497	18,460,973
Molex, Inc.	11,061	264,800
Motorola Solutions, Inc.	24,071	1,158,056
NetApp, Inc.*	29,567	940,822
Nvidia Corp.*	50,481	697,647
Oracle Corp.	312,215	9,272,786
Paychex, Inc.	25,441	799,102
QUALCOMM, Inc.	146,818	8,174,826
Red Hat, Inc.*	15,937	900,122
SAIC, Inc.	21,581	261,562
Salesforce.com, inc.*	11,753	1,624,970
SanDisk Corp.*	19,425	708,624
Seagate Technology PLC*	32,913	813,938
Symantec Corp.*	58,407	853,326
TE Connectivity Ltd.	34,929	1,114,584
Teradata Corp.*	13,273	955,789
Teradyne, Inc.*	15,319	215,385
Texas Instruments, Inc.	95,497	2,739,809
Total System Services, Inc.	12,917	309,104
VeriSign, Inc.*	12,057	525,323
Visa, Inc. Cl A	40,034	4,949,403
Western Digital Corp.*	19,680	599,846
Western Union Co.	49,998	841,966
Xerox Corp.	109,592	862,489
Xilinx, Inc.	21,778	731,087
Yahoo!, Inc.*	100,706	1,594,176
		199,156,268
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	17,317	1,398,001
Airgas, Inc.	5,735	481,797
Alcoa, Inc.	84,945	743,269

Allegheny Technologies, Inc.	9,184	292,878
Ball Corp.	12,369	507,747
Bemis Co., Inc.	8,267	259,088
CF Industries Hldgs., Inc.	5,530	1,071,382
Cliffs Natural Resources, Inc.	11,898	586,452
Dow Chemical Co.	96,037	3,025,166
Du Pont (E.I.) de Nemours & Co.	75,569	3,821,524
Eastman Chemical Co.	11,454	576,938
Ecolab, Inc.	23,498	1,610,318
FMC Corp.	11,498	614,913
Freeport-McMoRan Copper & Gold, Inc.	76,950	2,621,687
Int’l. Flavors & Fragrances, Inc.	6,602	361,790
International Paper Co.	36,158	1,045,328
MeadWestvaco Corp.	14,026	403,248
Monsanto Co.	43,508	3,601,592
Newmont Mining Corp.	40,048	1,942,728
Nucor Corp.	25,906	981,837
Owens-Illinois, Inc.*	13,649	261,651
PPG Industries, Inc.	12,450	1,321,194
Praxair, Inc.	24,383	2,651,164
Sealed Air Corp.	15,939	246,098
Sherwin-Williams Co.	7,066	935,185
Sigma-Aldrich Corp.	9,725	718,969
The Mosaic Co.	24,174	1,323,768
Titanium Metals Corp.	6,950	78,605
United States Steel Corp.	12,170	250,702
Vulcan Materials Co.	10,703	425,016
		34,160,035
TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	459,847	16,398,144
CenturyLink, Inc.	49,771	1,965,457
Crown Castle International Corp.*	20,277	1,189,449
Frontier Communications Corp.	75,710	289,969
MetroPCS Communications, Inc.*	25,149	152,151
Sprint Nextel Corp.*	233,651	761,702
Verizon Communications, Inc.	223,794	9,945,405
Windstream Corp.	47,386	457,749
		31,160,026
UTILITIES (3.6%)
AES Corp.*	52,215	669,918
AGL Resources, Inc.	9,434	365,568
Ameren Corp.	19,619	658,021
American Electric Power Co., Inc.	39,157	1,562,364
CenterPoint Energy, Inc.	34,696	717,166
CMS Energy Corp.	20,981	493,054
Consolidated Edison, Inc.	23,475	1,459,910
Dominion Resources, Inc.	45,827	2,474,658
DTE Energy Co.	13,362	792,767
Duke Energy Corp.	108,386	2,499,381
Edison International	26,493	1,223,977
Entergy Corp.	14,345	973,882
Exelon Corp.	69,018	2,596,457
FirstEnergy Corp.	33,670	1,656,227
Integrys Energy Group, Inc.	6,213	353,333
NextEra Energy, Inc.	33,479	2,303,690
NiSource, Inc.	23,084	571,329
Northeast Utilities	24,900	966,369
NRG Energy, Inc.*	19,747	342,808
ONEOK, Inc.	16,421	694,773
Pepco Hldgs., Inc.	18,485	361,751
PG&E Corp.	34,092	1,543,345
Pinnacle West Capital Corp.	8,788	454,691
PPL Corp.	47,300	1,315,413
Progress Energy, Inc.	23,144	1,392,574
Public Svc. Enterprise Group, Inc.	40,741	1,324,083

SCANA Corp.	9,247	442,376
Sempra Energy	19,206	1,322,909
Southern Co.	69,537	3,219,563
TECO Energy, Inc.	17,246	311,463
Wisconsin Energy Corp.	18,467	730,739
Xcel Energy, Inc.	38,937	1,106,200
		36,900,759
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $791,197,555) 96.4%		994,118,792

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.09	08/09/12	3,000,000	2,999,700
COMMERCIAL PAPER (3.2%)
Abbott Laboratories†	A-1+	0.15	08/07/12	550,000	549,913
ConocoPhillips†	A-1	0.12	07/13/12	10,000,000	9,999,567
Nestle Capital Corp.†	A-1+	0.01	07/02/12	4,500,000	4,499,998
New Jersey Natural Gas	A-1	0.11	07/05/12	6,000,000	5,999,908
Praxair, Inc.	A-1	0.11	07/16/12	1,000,000	999,951
Toyota Motor Credit Corp.	A-1+	0.12	07/23/12	10,000,000	9,999,233
Wal-Mart Stores, Inc.†	A-1+	0.13	08/06/12	850,000	849,886
					32,898,456
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $35,898,156) 3.5%					35,898,156

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.1%					750,000

TOTAL INVESTMENTS (Cost: $827,845,711) 100.0%					1,030,766,948

OTHER NET ASSETS 0.0% (3)					456,498

NET ASSETS 100.0%					$1,031,223,446

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.9%)
Abercrombie & Fitch Co. Cl A	956	32,638
Amazon.com, Inc.*	4,093	934,637
Apollo Group, Inc.*	1,269	45,925
AutoNation, Inc.*	472	16,652
AutoZone, Inc.*	299	109,784
Bed Bath & Beyond, Inc.*	2,516	155,489
Best Buy Co., Inc.	3,118	65,353
Big Lots, Inc.*	727	29,654
BorgWarner, Inc.*	1,374	90,121
Cablevision Systems Corp. Cl A	2,224	29,557
CarMax, Inc.*	2,608	67,652
Carnival Corp.	4,835	165,695
CBS Corp. Cl B	7,402	242,638
Chipotle Mexican Grill, Inc.*	365	138,682
Coach, Inc.	3,440	201,171
Comcast Corp. Cl A	29,476	942,348
D.R. Horton, Inc.	3,186	58,559
Darden Restaurants, Inc.	1,399	70,831
DeVry, Inc.	710	21,989
DIRECTV Cl A*	7,284	355,605
Discovery Communications, Inc. Cl A*	2,906	156,924
Disney (Walt) Co.	19,691	955,014
Dollar Tree, Inc.*	2,564	137,943
Expedia, Inc.	1,006	48,358
Family Dollar Stores, Inc.	1,262	83,898
Ford Motor Co.	44,365	425,460
Fossil, Inc.*	599	45,847
GameStop Corp. Cl A	1,613	29,615
Gannett Co., Inc.	2,578	37,974
Gap, Inc.	3,677	100,603
Genuine Parts Co.	1,753	105,618
Goodyear Tire & Rubber Co.*	2,675	31,592
H&R Block, Inc.	3,273	52,303
Harley-Davidson, Inc.	2,574	117,709
Harman Int’l. Industries, Inc.	875	34,650
Hasbro, Inc.	1,322	44,776
Home Depot, Inc.	17,199	911,375
International Game Technology	3,117	49,093
Interpublic Group of Cos., Inc.	5,197	56,387
Johnson Controls, Inc.	7,999	221,652
Kohl’s Corp.	2,728	124,097
Leggett & Platt, Inc.	1,606	33,935
Lennar Corp. Cl A	1,881	58,142
Limited Brands, Inc.	2,738	116,447
Lowe’s Cos., Inc.	13,219	375,948
Macy’s, Inc.	4,796	164,743
Marriott International, Inc. Cl A	2,980	116,816
Mattel, Inc.	3,721	120,709
McDonald’s Corp.	11,123	984,719
McGraw-Hill Cos., Inc.	3,214	144,630
Netflix, Inc.*	638	43,684
Newell Rubbermaid, Inc.	3,148	57,105
News Corp. Cl A	22,934	511,199
NIKE, Inc. Cl B	4,461	391,587
Nordstrom, Inc.	1,798	89,343
O’Reilly Automotive, Inc.*	1,402	117,446

Omnicom Group, Inc.	3,089	150,125
Penney (J.C.) Co., Inc.	1,693	39,464
Priceline.com, Inc.*	555	368,809
Pulte Homes, Inc.*	3,814	40,810
Ralph Lauren Corp.	737	103,224
Ross Stores, Inc.	2,466	154,051
Scripps Networks Interactive, Inc. Cl A	1,044	59,362
Sears Hldgs. Corp.*	453	27,044
Staples, Inc.	7,856	102,521
Starbucks Corp.	8,705	464,151
Starwood Hotels & Resorts	2,248	119,234
Target Corp.	7,470	434,679
Tiffany & Co.	1,463	77,466
Time Warner Cable, Inc.	3,411	280,043
Time Warner, Inc.	10,630	409,255
TJX Cos., Inc.	8,105	347,948
TripAdvisor, Inc.*	1,044	46,656
Urban Outfitters, Inc.*	1,268	34,984
V.F. Corp.	972	129,713
Viacom, Inc. Cl B	5,986	281,462
Washington Post Co. Cl B	53	19,812
Whirlpool Corp.	893	54,616
Wyndham Worldwide Corp.	1,615	85,175
Wynn Resorts Ltd.	926	96,045
Yum! Brands, Inc.	5,172	333,180
		15,132,150
CONSUMER STAPLES (6.0%)
Altria Group, Inc.	22,102	763,624
Archer-Daniels-Midland Co.	7,573	223,555
Avon Products, Inc.	4,848	78,586
Beam, Inc.	1,733	108,295
Brown-Forman Corp. Cl B	1,078	104,404
Campbell Soup Co.	1,984	66,226
Clorox Co.	1,433	103,835
Coca-Cola Co.	25,072	1,960,383
Coca-Cola Enterprises, Inc.	3,415	95,757
Colgate-Palmolive Co.	5,275	549,128
ConAgra Foods, Inc.	4,712	122,182
Constellation Brands, Inc. Cl A*	1,776	48,059
Costco Wholesale Corp.	4,702	446,690
CVS Caremark Corp.	14,082	658,052
Dean Foods Co.*	2,047	34,860
Dr. Pepper Snapple Group, Inc.	2,354	102,988
Estee Lauder Cos., Inc. Cl A	2,548	137,898
General Mills, Inc.	7,221	278,297
Heinz (H.J.) Co.	3,529	191,907
Hershey Co.	1,667	120,074
Hormel Foods Corp.	1,546	47,029
J.M. Smucker Co.	1,273	96,137
Kellogg Co.	2,736	134,967
Kimberly-Clark Corp.	4,318	361,719
Kraft Foods, Inc. Cl A	19,513	753,592
Kroger Co.	5,953	138,050
Lorillard, Inc.	1,425	188,029
McCormick & Co., Inc.	1,457	88,367
Mead Johnson Nutrition Co.	2,182	175,673
Molson Coors Brewing Co. Cl B	1,736	72,235
Monster Beverage Corp.*	1,769	125,953
PepsiCo, Inc.	17,265	1,219,945
Philip Morris Int’l., Inc.	18,292	1,596,160
Proctor & Gamble Co.	30,539	1,870,514

Reynolds American, Inc.	3,577	160,500
Safeway, Inc.	2,676	48,569
Sysco Corp.	6,535	194,808
Tyson Foods, Inc. Cl A	3,296	62,064
Wal-Mart Stores, Inc.	19,458	1,356,612
Walgreen Co.	9,475	280,271
Whole Foods Market, Inc.	1,778	169,479
		15,335,473
ENERGY (5.7%)
Alpha Natural Resources, Inc.*	2,649	23,073
Anadarko Petroleum Corp.	5,563	368,271
Apache Corp.	4,170	366,501
Baker Hughes, Inc.	4,829	198,472
Cabot Oil & Gas Corp.	2,171	85,537
Cameron International Corp.*	2,831	120,912
Chesapeake Energy Corp.	7,776	144,634
Chevron Corp.	21,650	2,284,080
ConocoPhillips	13,957	779,917
Consol Energy, Inc.	2,574	77,838
Denbury Resources, Inc.*	4,467	67,496
Devon Energy Corp.	4,678	271,277
Diamond Offshore Drilling, Inc.	778	46,003
EOG Resources, Inc.	2,995	269,879
EQT Corp.	1,613	86,505
Exxon Mobil Corp.	51,487	4,405,748
FMC Technologies, Inc.*	2,606	102,233
Halliburton Co.	10,028	284,695
Helmerich & Payne, Inc.	1,258	54,698
Hess Corp.	3,422	148,686
Kinder Morgan, Inc.	5,638	181,656
Marathon Oil Corp.	7,966	203,691
Marathon Petroleum Corp.	3,612	162,251
Murphy Oil Corp.	2,214	111,342
Nabors Industries Ltd.*	3,403	49,003
National Oilwell Varco, Inc.	4,720	304,157
Newfield Exploration Co.*	1,639	48,039
Noble Drilling Corp.*	2,867	93,264
Noble Energy, Inc.	2,039	172,948
Occidental Petroleum Corp.	9,130	783,080
Peabody Energy Corp.	3,154	77,336
Phillips 66*	6,682	222,110
Pioneer Natural Resources Co.	1,466	129,316
QEP Resources, Inc.	1,973	59,131
Range Resources Corp.	1,788	110,624
Rowan Companies PLC Cl A*	1,385	44,777
Schlumberger Ltd.	14,486	940,286
Southwestern Energy Co.*	3,904	124,655
Spectra Energy Corp.	7,314	212,545
Sunoco, Inc.	1,184	56,240
Tesoro Corp.*	1,590	39,686
Valero Energy Corp.	6,009	145,117
Williams Cos., Inc.	6,980	201,164
WPX Energy, Inc.*	2,199	35,580
		14,694,453
FINANCIALS (7.7%)
ACE Ltd.	3,807	282,213
Aflac, Inc.	5,090	216,783
Allstate Corp.	5,496	192,855
American Express Co.	11,352	660,800
American Int’l. Group, Inc.*	6,980	223,988
American Tower Corp.	4,358	304,668

Ameriprise Financial, Inc.	2,443	127,671
Aon PLC*	3,676	171,963
Apartment Investment & Management Co. Cl A	1,472	39,788
Assurant, Inc.	965	33,621
AvalonBay Communities, Inc.	1,082	153,081
Bank of America Corp.	119,822	980,144
Bank of New York Mellon Corp.	13,128	288,160
BB&T Corp.	7,723	238,255
Berkshire Hathaway, Inc. Cl B*	19,487	1,623,852
BlackRock, Inc.	1,431	243,012
Boston Properties, Inc.	1,713	185,638
Capital One Financial Corp.	6,424	351,136
CBRE Group, Inc.*	3,660	59,878
Charles Schwab Corp.	11,919	154,113
Chubb Corp.	3,028	220,499
Cincinnati Financial Corp.	1,830	69,668
Citigroup, Inc.	33,275	912,068
CME Group, Inc.	734	196,793
Comerica, Inc.	2,192	67,316
Discover Financial Svcs.	5,984	206,927
E*Trade Financial Corp.*	2,932	23,573
Equity Residential	3,384	211,026
Federated Investors, Inc. Cl B	974	21,282
Fifth Third Bancorp	10,237	137,176
First Horizon National Corp.	2,829	24,471
Franklin Resources, Inc.	1,590	176,474
Genworth Financial, Inc. Cl A*	5,662	32,047
Goldman Sachs Group, Inc.	5,586	535,474
Hartford Financial Svcs. Group, Inc.	5,029	88,661
HCP, Inc.	4,587	202,516
Health Care REIT, Inc.	2,378	138,637
Host Hotels & Resorts, Inc.	8,025	126,955
Hudson City Bancorp, Inc.	5,926	37,749
Huntington Bancshares, Inc.	9,626	61,606
IntercontinentalExchange, Inc.*	776	105,520
Invesco Ltd.	5,229	118,175
JPMorgan Chase & Co.	41,485	1,482,259
KeyCorp	10,711	82,903
Kimco Realty Corp.	4,539	86,377
Legg Mason, Inc.	1,437	37,894
Leucadia National Corp.	2,211	47,028
Lincoln National Corp.	3,156	69,022
Loews Corp.	3,415	139,708
M&T Bank Corp.	1,413	116,671
Marsh & McLennan Cos., Inc.	6,150	198,215
MetLife, Inc.	12,076	372,545
Moody’s Corp.	2,274	83,115
Morgan Stanley	16,978	247,709
Nasdaq OMX Group, Inc.	1,427	32,350
Northern Trust Corp.	2,666	122,689
NYSE Euronext	2,896	74,080
People’s United Financial, Inc.	4,036	46,858
Plum Creek Timber Co., Inc.	1,808	71,778
PNC Financial Svcs. Grp., Inc.	6,041	369,166
Principal Financial Grp., Inc.	3,290	86,297
Progressive Corp.	7,190	149,768
ProLogis, Inc.	5,211	173,162
Prudential Financial, Inc.	5,225	253,047
Public Storage	1,611	232,645
Regions Financial Corp.	15,398	103,937
Simon Property Group, Inc.	3,460	538,584

SLM Corp.	5,407	84,944
State Street Corp.	5,288	236,056
SunTrust Banks, Inc.	6,009	145,598
T. Rowe Price Group, Inc.	2,808	176,792
Torchmark Corp.	1,091	55,150
Travelers Cos., Inc.	4,303	274,704
U.S. Bancorp	20,473	658,412
Unum Group	3,279	62,727
Ventas, Inc.	3,188	201,227
Vornado Realty Trust	2,109	177,114
Wells Fargo & Co.	58,641	1,960,960
Weyerhaeuser Co.	5,993	134,003
XL Group PLC	3,519	74,040
Zions Bancorporation	2,057	39,947
		19,745,713
HEALTH CARE (6.4%)
Abbott Laboratories	17,433	1,123,906
Aetna, Inc.	4,037	156,514
Agilent Technologies, Inc.	3,900	153,036
Alexion Pharmaceuticals, Inc.*	2,133	211,807
Allergan, Inc.	3,407	315,386
AmerisourceBergen Corp.	2,814	110,731
Amgen, Inc.	8,445	616,823
Bard (C.R.), Inc.	936	100,564
Baxter International, Inc.	6,365	338,300
Becton, Dickinson & Co.	2,267	169,458
Biogen Idec, Inc.*	2,577	372,067
Boston Scientific Corp.*	15,682	88,917
Bristol-Myers Squibb Co.	18,812	676,291
Cardinal Health, Inc.	3,850	161,700
CareFusion Corp.*	2,506	64,354
Celgene Corp.*	4,907	314,833
Cerner Corp.*	1,594	131,760
CIGNA Corp.	3,227	141,988
Coventry Health Care, Inc.	1,568	49,847
Covidien PLC	5,378	287,723
DaVita, Inc.*	1,020	100,174
Dentsply International, Inc.	1,578	59,664
Edwards Lifesciences Corp.*	1,169	120,758
Express Scripts Hldg. Co.*	8,883	495,938
Forest Laboratories, Inc.*	3,074	107,559
Gilead Sciences, Inc.*	8,422	431,880
Hospira, Inc.*	1,860	65,063
Humana, Inc.	1,840	142,490
Intuitive Surgical, Inc.*	454	251,421
Johnson & Johnson	29,570	1,997,754
Laboratory Corp. of America Hldgs.*	1,063	98,444
Life Technologies Corp.*	1,982	89,170
Lilly (Eli) & Co.	11,323	485,870
McKesson Corp.	2,577	241,594
Medtronic, Inc.	11,459	443,807
Merck & Co., Inc.	33,641	1,404,512
Mylan, Inc.*	4,885	104,392
Patterson Cos., Inc.	994	34,263
PerkinElmer, Inc.	1,304	33,643
Perrigo Co.	1,004	118,402
Pfizer, Inc.	81,704	1,879,192
Quest Diagnostics, Inc.	1,752	104,945
St. Jude Medical, Inc.	3,911	156,088
Stryker Corp.	3,526	194,283
Tenet Healthcare Corp.*	4,653	24,382

Thermo Fisher Scientific, Inc.	4,116	213,662
UnitedHealth Group, Inc.	11,373	665,321
Varian Medical Systems, Inc.*	1,243	75,537
Waters Corp.*	973	77,324
Watson Pharmaceuticals, Inc.*	1,471	108,839
WellPoint, Inc.	3,656	233,216
Zimmer Hldgs., Inc.	1,977	127,240
		16,272,832
INDUSTRIALS (5.6%)
3M Co.	7,649	685,350
Avery Dennison Corp.	1,195	32,671
Boeing Co.	8,174	607,328
Caterpillar, Inc.	7,412	629,353
Cintas Corp.	1,215	46,911
Cooper Industries PLC	1,819	124,019
CSX Corp.	11,023	246,474
Cummins, Inc.	2,222	215,334
Danaher Corp.	6,456	336,228
Deere & Co.	4,385	354,615
Donnelley (R.R.) & Sons Co.	2,046	24,081
Dover Corp.	2,109	113,063
Dun & Bradstreet Corp.	529	37,649
Eaton Corp.	3,947	156,420
Emerson Electric Co.	8,208	382,329
Equifax, Inc.	1,328	61,885
Expeditors Int’l. of Wash.	2,388	92,535
Fastenal Co.	3,379	136,207
FedEx Corp.	3,563	326,406
Flowserve Corp.	599	68,735
Fluor Corp.	1,938	95,621
General Dynamics Corp.	4,007	264,302
General Electric Co.	115,002	2,396,647
Goodrich Corp.	1,408	178,675
Grainger (W.W.), Inc.	728	139,223
Honeywell International, Inc.	8,756	488,935
Illinois Tool Works, Inc.	5,518	291,847
Ingersoll-Rand PLC	3,483	146,913
Iron Mountain, Inc.	1,911	62,987
Jacobs Engineering Group, Inc.*	1,484	56,184
Joy Global, Inc.	1,240	70,345
L-3 Communications Hldgs., Inc.	1,063	78,673
Lockheed Martin Corp.	2,972	258,802
Masco Corp.	4,013	55,660
Norfolk Southern Corp.	3,524	252,917
Northrop Grumman Corp.	2,773	176,890
PACCAR, Inc.	3,916	153,468
Pall Corp.	1,279	70,102
Parker Hannifin Corp.	1,752	134,694
Pitney Bowes, Inc.	2,149	32,171
Precision Castparts Corp.	1,594	262,197
Quanta Services, Inc.*	2,348	56,516
Raytheon Co.	3,625	205,139
Republic Services, Inc.	3,594	95,097
Robert Half Int’l., Inc.	1,576	45,026
Robinson (C.H.) Worldwide, Inc.	1,814	106,173
Rockwell Automation, Inc.	1,630	107,678
Rockwell Collins, Inc.	1,639	80,885
Roper Industries, Inc.	1,091	107,551
Ryder System, Inc.	591	21,282
Snap-on, Inc.	650	40,463
Southwest Airlines Co.	8,692	80,140

Stanley Black & Decker, Inc.	1,986	127,819
Stericycle, Inc.*	949	86,995
Textron, Inc.	3,131	77,868
Tyco International Ltd.	5,190	274,292
Union Pacific Corp.	5,134	612,538
United Parcel Service, Inc. Cl B	10,615	836,037
United Technologies Corp.	10,440	788,533
Waste Management, Inc.	5,190	173,346
Xylem, Inc.	2,143	53,939
		14,322,163
INFORMATION TECHNOLOGY (10.7%)
Accenture Ltd. Cl A	7,237	434,871
Adobe Systems, Inc.*	5,505	178,197
Advanced Micro Devices, Inc.*	6,737	38,603
Akamai Technologies, Inc.*	2,016	64,008
Altera Corp.	3,663	123,956
Amphenol Corp. Cl A	1,797	98,691
Analog Devices, Inc.	3,367	126,835
Apple, Inc.*	10,647	6,217,853
Applied Materials, Inc.	14,225	163,019
Autodesk, Inc.*	2,587	90,519
Automatic Data Processing, Inc.	5,365	298,616
BMC Software, Inc.*	1,816	77,507
Broadcom Corp. Cl A*	5,596	189,145
CA, Inc.	3,877	105,028
Cisco Systems, Inc.	58,915	1,011,571
Citrix Systems, Inc.*	2,064	173,252
Cognizant Technology Solutions*	3,353	201,180
Computer Sciences Corp.	1,862	46,215
Corning, Inc.	16,978	219,526
Dell, Inc.*	16,412	205,478
eBay, Inc.*	13,042	547,894
Electronic Arts, Inc.*	3,891	48,054
EMC Corp.*	23,794	609,840
F5 Networks, Inc.*	901	89,704
Fidelity Nat’l. Information Svcs., Inc.	2,662	90,721
First Solar, Inc.*	629	9,473
Fiserv, Inc.*	1,508	108,908
FLIR Systems, Inc.	1,826	35,607
Google, Inc. Cl A*	2,957	1,715,267
Harris Corp.	1,272	53,233
Hewlett-Packard Co.	22,677	456,034
Int’l. Business Machines Corp.	12,816	2,506,558
Intel Corp.	54,876	1,462,445
Intuit, Inc.	3,233	191,879
Jabil Circuit, Inc.	2,055	41,778
JDS Uniphase Corp.*	2,761	30,371
Juniper Networks, Inc.*	6,172	100,665
KLA-Tencor Corp.	1,858	91,507
Lam Research Corp.*	2,284	86,198
Lexmark International, Inc. Cl A	818	21,742
Linear Technology Corp.	2,586	81,019
LSI Corp.*	6,678	42,539
MasterCard, Inc. Cl A	1,180	507,530
Microchip Technology, Inc.	2,161	71,486
Micron Technology, Inc.*	11,298	71,290
Microsoft Corp.	83,172	2,544,236
Molex, Inc.	1,524	36,485
Motorola Solutions, Inc.	3,318	159,629
NetApp, Inc.*	4,072	129,571
Nvidia Corp.*	6,926	95,717

Oracle Corp.	43,086	1,279,654
Paychex, Inc.	3,513	110,343
QUALCOMM, Inc.	20,085	1,118,333
Red Hat, Inc.*	2,202	124,369
SAIC, Inc.	2,963	35,912
Salesforce.com, inc.*	1,620	223,981
SanDisk Corp.*	2,671	97,438
Seagate Technology PLC*	4,531	112,052
Symantec Corp.*	8,049	117,596
TE Connectivity Ltd.	4,819	153,774
Teradata Corp.*	1,838	132,354
Teradyne, Inc.*	2,116	29,751
Texas Instruments, Inc.	13,169	377,819
Total System Services, Inc.	1,784	42,691
VeriSign, Inc.*	1,657	72,195
Visa, Inc. Cl A	5,533	684,045
Western Digital Corp.*	2,704	82,418
Western Union Co.	6,887	115,977
Xerox Corp.	15,143	119,175
Xilinx, Inc.	2,996	100,576
Yahoo!, Inc.*	13,888	219,847
		27,451,750
MATERIALS (1.8%)
Air Products & Chemicals, Inc.	2,388	192,783
Airgas, Inc.	789	66,284
Alcoa, Inc.	11,642	101,868
Allegheny Technologies, Inc.	1,256	40,054
Ball Corp.	1,706	70,031
Bemis Co., Inc.	1,140	35,728
CF Industries Hldgs., Inc.	762	147,630
Cliffs Natural Resources, Inc.	1,632	80,441
Dow Chemical Co.	13,213	416,210
Du Pont (E.I.) de Nemours & Co.	10,418	526,838
Eastman Chemical Co.	1,572	79,182
Ecolab, Inc.	3,246	222,448
FMC Corp.	1,586	84,819
Freeport-McMoRan Copper & Gold, Inc.	10,616	361,687
Int’l. Flavors & Fragrances, Inc.	910	49,868
International Paper Co.	4,955	143,249
MeadWestvaco Corp.	1,926	55,373
Monsanto Co.	5,990	495,852
Newmont Mining Corp.	5,508	267,193
Nucor Corp.	3,567	135,189
Owens-Illinois, Inc.*	1,877	35,982
PPG Industries, Inc.	1,716	182,102
Praxair, Inc.	3,362	365,550
Sealed Air Corp.	2,194	33,875
Sherwin-Williams Co.	972	128,644
Sigma-Aldrich Corp.	1,340	99,066
The Mosaic Co.	3,329	182,296
Titanium Metals Corp.	954	10,790
United States Steel Corp.	1,661	34,217
Vulcan Materials Co.	1,473	58,493
		4,703,742
TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	63,476	2,263,559
CenturyLink, Inc.	6,890	272,086
Crown Castle International Corp.*	2,794	163,896
Frontier Communications Corp.	10,420	39,909
MetroPCS Communications, Inc.*	3,430	20,752
Sprint Nextel Corp.*	32,244	105,115

Verizon Communications, Inc.	30,877	1,372,174
Windstream Corp.	6,539	63,167
		4,300,658
UTILITIES (2.0%)
AES Corp.*	7,177	92,081
AGL Resources, Inc.	1,301	50,414
Ameren Corp.	2,709	90,860
American Electric Power Co., Inc.	5,402	215,540
CenterPoint Energy, Inc.	4,776	98,720
CMS Energy Corp.	2,895	68,033
Consolidated Edison, Inc.	3,242	201,620
Dominion Resources, Inc.	6,325	341,550
DTE Energy Co.	1,846	109,523
Duke Energy Corp.	14,990	345,669
Edison International	3,650	168,630
Entergy Corp.	1,979	134,354
Exelon Corp.	9,540	358,895
FirstEnergy Corp.	4,645	228,488
Integrys Energy Group, Inc.	858	48,794
NextEra Energy, Inc.	4,626	318,315
NiSource, Inc.	3,188	78,903
Northeast Utilities	3,433	133,235
NRG Energy, Inc.*	2,718	47,184
ONEOK, Inc.	2,260	95,621
Pepco Hldgs., Inc.	2,550	49,904
PG&E Corp.	4,704	212,950
Pinnacle West Capital Corp.	1,213	62,761
PPL Corp.	6,525	181,460
Progress Energy, Inc.	3,202	192,664
Public Svc. Enterprise Group, Inc.	5,621	182,683
SCANA Corp.	1,277	61,092
Sempra Energy	2,649	182,463
Southern Co.	9,626	445,684
TECO Energy, Inc.	2,375	42,893
Wisconsin Energy Corp.	2,545	100,706
Xcel Energy, Inc.	5,377	152,761
		5,094,450
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $121,631,838) 53.5%		137,053,384

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.09	08/09/12	400,000	399,960
COMMERCIAL PAPER (1.5%)
General Electric Capital Corp.	A-1+	0.13	07/20/12	2,000,000	1,999,856
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,800,000	1,799,986
					3,799,842
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES
(Cost: $4,199,802) 1.7%					4,199,802

TOTAL INDEXED ASSETS
(Cost: $125,831,640) 55.2%					141,253,186

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.2%)
Abercrombie & Fitch Co. Cl A	3,487	119,046
AFC Enterprises, Inc.*	17,691	409,370
Amazon.com, Inc.*	3,603	822,745
American Axle & Mfg. Hldgs., Inc.*	26,440	277,356
ANN, Inc.*	7,356	187,504
Bally Technologies, Inc.*	3,778	176,281
Bassett Furniture Industries, Inc.	27,116	279,566
bebe stores, inc.	17,190	100,905
BorgWarner, Inc.*	2,075	136,099
Brunswick Corp.	8,363	185,826
Darden Restaurants, Inc.	5,336	270,162
Denny’s Corp.*	62,530	277,633
Discovery Communications, Inc. Cl A*	4,827	260,658
Disney (Walt) Co.	14,336	695,296
Express, Inc.*	12,720	231,122
Ford Motor Co.	26,524	254,365
HSN, Inc.	6,973	281,361
Johnson Controls, Inc.	5,238	145,145
Macy’s, Inc.	10,028	344,462
Maidenform Brands, Inc.*	13,952	277,924
Monro Muffler Brake, Inc.	2,932	97,460
P.F. Chang’s China Bistro, Inc.	3,470	178,601
Pep Boys - Manny, Moe & Jack	45,960	455,004
Quiksilver, Inc.*	36,673	85,448
Red Robin Gourmet Burgers, Inc.*	4,977	151,848
Rent-A-Center, Inc.	7,315	246,808
Shutterfly, Inc.*	13,994	429,476
Starbucks Corp.	21,172	1,128,891
Steiner Leisure Ltd.*	2,879	133,614
Steve Madden Ltd.*	4,994	158,560
Target Corp.	3,975	231,305
Time Warner Cable, Inc.	5,357	439,810
Time Warner, Inc.	9,015	347,078
Urban Outfitters, Inc.*	6,460	178,231
Viacom, Inc. Cl B	6,401	300,975
WMS Industries, Inc.*	6,190	123,491
Wolverine World Wide, Inc.	8,363	324,317
		10,743,743
CONSUMER STAPLES (3.0%)
Clorox Co.	5,747	416,428
Constellation Brands, Inc. Cl A*	6,717	181,762
Darling International, Inc.*	10,244	168,924
Estee Lauder Cos., Inc. Cl A	5,271	285,267
Hain Celestial Group, Inc.*	4,120	226,765
J.M. Smucker Co.	5,816	439,224
Kraft Foods, Inc. Cl A	13,240	511,329
Nu Skin Enterprises, Inc. Cl A	3,441	161,383
PepsiCo, Inc.	9,829	694,517
Philip Morris Int’l., Inc.	13,570	1,184,118
Prestige Brands Hldgs., Inc.*	17,149	271,126
Proctor & Gamble Co.	15,945	976,631
The Pantry, Inc.*	17,262	253,751
TreeHouse Foods, Inc.*	2,373	147,814
Tyson Foods, Inc. Cl A	24,583	462,898
Vector Group Ltd.	10,261	174,642
Wal-Mart Stores, Inc.	17,613	1,227,978
		7,784,557
ENERGY (4.0%)
Abraxas Petroleum Corp.*	35,475	113,165
Anadarko Petroleum Corp.	6,989	462,672
Apache Corp.	4,731	415,808

Berry Petroleum Co. Cl A	4,950	196,317
Chevron Corp.	6,326	667,393
Endeavour International Corp.*	25,229	211,924
Energy XXI (Bermuda) Ltd.	29,624	926,935
EOG Resources, Inc.	3,423	308,447
Exxon Mobil Corp.	25,539	2,185,372
Gasco Energy, Inc.*	305,816	53,518
Halliburton Co.	15,737	446,773
Hess Corp.	4,574	198,740
Lufkin Industries, Inc.	2,288	124,284
MarkWest Energy Partners LP	4,411	217,506
McMoRan Exploration Co.*	121,927	1,544,815
National Oilwell Varco, Inc.	7,079	456,171
Noble Energy, Inc.	6,057	513,755
Occidental Petroleum Corp.	7,449	638,901
Range Resources Corp.	3,971	245,686
Saratoga Resources, Inc.*	45,646	268,399
		10,196,581
FINANCIALS (7.9%)
American Tower Corp.	10,902	762,159
Aon PLC*	4,615	215,890
Ashford Hospitality Trust, Inc.	15,502	130,682
Aspen Insurance Hldgs. Ltd.	5,669	163,834
Associated Estates Realty Corp.	20,358	304,352
BancFirst Corp.	3,741	156,785
Bank of America Corp.	52,718	431,233
Bank of Marin Bancorp	2,448	90,600
Banner Corp.	4,269	93,534
BB&T Corp.	14,565	449,330
Berkshire Hathaway, Inc. Cl B*	8,795	732,887
Brookline Bancorp, Inc.	25,922	229,410
Bryn Mawr Bank Corp.	7,387	155,644
Capital One Financial Corp.	14,184	775,297
Cash America Int’l., Inc.	5,631	247,989
Chesapeake Lodging Trust	19,130	329,418
Citigroup, Inc.	13,874	380,286
Colonial Properties Trust	24,374	539,640
Dime Community Bancshares	12,281	163,214
EastGroup Properties, Inc.	5,045	268,899
Ellington Financial LLC	20,630	436,531
Equity Lifestyle Properties, Inc.	5,783	398,854
FelCor Lodging Trust, Inc.*	46,512	218,606
First Interstate BancSytem, Inc.	11,319	161,183
First Niagara Financial Group, Inc.	5,185	39,665
Flushing Financial Corp.	3,420	46,615
Forest City Enterprises, Inc. Cl A*	19,052	278,159
Franklin Resources, Inc.	1,841	204,333
Glacier Bancorp, Inc.	13,777	213,406
Goldman Sachs Group, Inc.	4,870	466,838
Highwoods Properties, Inc.	8,543	287,472
IBERIABANK Corp.	3,130	157,909
Investors Bancorp, Inc.*	12,881	194,374
iShares Russell 2000 Growth Index Fund	3,800	347,586
Janus Capital Group, Inc.	23,081	180,493
JPMorgan Chase & Co.	31,400	1,121,922
Marlin Business Svcs. Corp.	14,497	237,606
MB Financial, Inc.	9,110	196,229
Meadowbrook Insurance Group, Inc.	28,411	249,733
MetLife, Inc.	14,386	443,808
Mid-America Apt. Communities, Inc.	1,674	114,234
National Retail Pptys., Inc.	7,624	215,683

NBH Hldgs. Co.†	16,887	308,188
Northwest Bancshares, Inc.	30,633	358,713
Pennsylvania REIT	11,247	168,480
PHH Corp.*	10,401	181,809
PNC Financial Svcs. Grp., Inc.	6,213	379,676
ProAssurance Corp.	6,713	598,061
Prosperity Bancshares, Inc.	4,824	202,753
PS Business Parks, Inc.	2,362	159,955
S.Y. Bancorp, Inc.	13,706	328,259
SeaBright Hldgs., Inc.	42,287	375,931
Select Income REIT*	7,460	177,250
Signature Bank*	9,610	585,921
Simon Property Group, Inc.	5,117	796,512
Starwood Property Trust, Inc.	7,675	163,554
Steel Excel, Inc.*	2,924	79,387
Stifel Financial Corp.*	5,984	184,906
SVB Financial Group*	4,813	282,619
Symetra Financial Corp.	26,998	340,715
Terreno Realty Corp.	6,610	99,877
UMB Financial Corp.	4,318	221,211
Urstadt Biddle Pptys., Inc. Cl A	6,621	130,897
Wells Fargo & Co.	38,762	1,296,201
Westamerica Bancorporation	3,566	168,280
		20,421,477
HEALTH CARE (5.7%)
Abbott Laboratories	4,072	262,522
Abiomed, Inc.*	6,097	139,134
Acorda Therapeutics, Inc.*	1,787	42,102
Alnylam Pharmaceuticals, Inc.*	9,168	106,991
Alphatec Hldgs., Inc.*	11,145	20,507
BioScrip, Inc.*	19,057	141,594
BioSpecifics Technologies Corp.*	3,489	65,523
Bruker Corp.*	8,000	106,480
Cantel Medical Corp.	5,184	141,264
Capital Senior Living Corp.*	13,952	147,891
Celgene Corp.*	6,636	425,766
Cepheid, Inc.*	2,383	106,639
Computer Programs & Systems, Inc.	3,834	219,381
Conceptus, Inc.*	24,922	493,954
Covidien PLC	5,466	292,431
Cubist Pharmaceuticals, Inc.*	6,652	252,177
Cyberonics, Inc.*	7,582	340,735
DexCom, Inc.*	15,252	197,666
Emergent Biosolutions, Inc.*	7,810	118,322
Express Scripts Hldg. Co.*	4,064	226,893
Forest Laboratories, Inc.*	16,214	567,328
Gilead Sciences, Inc.*	9,727	498,801
Halozyme Therapeutics, Inc.*	4,839	42,874
Harvard Bioscience, Inc.*	26,040	98,171
HeartWare International, Inc.*	1,541	136,841
HMS Hldgs. Corp.*	9,147	304,687
Impax Laboratories, Inc.*	8,700	176,349
Insulet Corp.*	6,996	149,505
IPC The Hospitalist Co.*	3,248	147,199
Ironwood Pharmaceuticals, Inc.*	5,557	76,575
MAP Pharmaceuticals, Inc.*	3,902	58,452
McKesson Corp.	5,538	519,188
Medicines Co.*	18,272	419,160
Merck & Co., Inc.	21,999	918,458
Mylan, Inc.*	21,436	458,087
Neogen Corp.*	5,637	260,429

NPS Pharmaceuticals Inc*	22,100	190,281
NxStage Medical, Inc.*	13,333	223,461
Omeros Corp.*	5,200	52,000
OraSure Technologies, Inc.*	4,697	52,794
OSI Pharmaceuticals, Inc. - rights*	1,570	0
PAREXEL International Corp.*	10,400	293,592
Pfizer, Inc.	51,541	1,185,443
Pharmacyclics, Inc.*	2,705	147,720
Progenics Pharmaceuticals, Inc*	7,105	69,487
QLT, Inc.*	64,658	492,694
Questcor Pharmaceuticals, Inc.*	6,030	321,037
Sagent Pharmaceuticals, Inc.*	5,935	107,305
Salix Pharmaceuticals Ltd.*	9,219	501,882
Seattle Genetics, Inc.*	7,111	180,548
St. Jude Medical, Inc.	5,322	212,401
Stryker Corp.	7,002	385,810
SXC Health Solutions Corp.*	3,671	364,200
UnitedHealth Group, Inc.	9,910	579,735
Vascular Solutions, Inc.*	9,064	113,844
WellCare Health Plans, Inc.*	2,110	111,830
WellPoint, Inc.	3,220	205,404
		14,471,544
INDUSTRIALS (5.1%)
Acacia Research Corp.*	4,343	161,733
Acco Brands Corp.*	19,592	202,581
Actuant Corp. Cl A	11,394	309,461
Alaska Air Group, Inc.*	7,856	282,030
Astronics Corp.*	10,547	297,847
AZZ, Inc.	10,683	654,440
Boeing Co.	10,566	785,054
Caterpillar, Inc.	7,729	656,269
Cummins, Inc.	5,365	519,922
Encore Wire Corp.	13,981	374,411
EnPro Industries, Inc.*	5,007	187,112
Expeditors Int’l. of Wash.	9,856	381,920
FedEx Corp.	5,376	492,495
General Electric Co.	62,144	1,295,081
Genesee & Wyoming, Inc. Cl A*	12,783	675,453
Healthcare Svcs. Group, Inc.	11,424	221,397
Hub Group, Inc. Cl A*	3,729	134,990
Insperity, Inc.	6,220	168,251
Kaydon Corp.	4,690	100,319
Miller Industries, Inc.	18,090	288,174
Mueller Industries, Inc.	13,393	570,408
Old Dominion Freight Line, Inc.*	19,752	855,064
On Assignment, Inc.*	11,894	189,828
Precision Castparts Corp.	4,211	692,667
Raven Industries, Inc.	7,000	487,130
RBC Bearings, Inc.*	3,203	151,502
Rexnord Corp.*	1,886	37,795
Robbins & Myers, Inc.	5,262	220,057
Roper Industries, Inc.	5,584	550,471
Smith (A.O.) Corp.	4,998	244,352
Sun Hydraulics Corp.	8,827	214,408
Teledyne Technologies, Inc.*	4,799	295,858
Union Pacific Corp.	3,758	448,367
		13,146,847
INFORMATION TECHNOLOGY (7.5%)
Adtran, Inc.	9,182	277,205
Altera Corp.	4,087	138,304
Apple, Inc.*	5,154	3,009,931

Automatic Data Processing, Inc.	6,413	356,948
Brightcove, Inc.*	6,761	103,105
Cavium, Inc.*	5,559	155,652
Cirrus Logic, Inc.*	18,670	557,860
Cisco Systems, Inc.	14,262	244,879
Coherent, Inc.*	1,387	60,057
CommVault Systems, Inc.*	12,702	629,638
comScore, Inc.*	10,828	178,229
EMC Corp.*	15,865	406,620
Emulex Corp.*	10,320	74,304
Finisar Corp.*	12,333	184,502
Google, Inc. Cl A*	1,426	827,180
Harris Corp.	2,288	95,753
iGATE Corp.*	11,241	191,322
Imperva, Inc.*	5,473	157,732
Informatica Corp.*	5,835	247,171
Int’l. Business Machines Corp.	6,324	1,236,848
Intel Corp.	19,277	513,732
KLA-Tencor Corp.	7,349	361,938
Littelfuse, Inc.	2,210	125,727
LogMeIn, Inc.*	18,741	571,975
Mercury Computer Systems, Inc.*	10,942	141,480
Microsemi Corp.*	19,210	355,193
Microsoft Corp.	32,624	997,968
MKS Instruments, Inc.	6,659	192,645
Nanometrics, Inc.*	15,349	235,761
NetApp, Inc.*	1,895	60,299
Oracle Corp.	24,380	724,086
Parametric Technology Corp.*	21,136	443,011
Plantronics, Inc.	4,393	146,726
Plexus Corp.*	9,462	266,828
QUALCOMM, Inc.	11,609	646,389
RealD, Inc.*	13,802	206,478
Responsys, Inc.*	20,858	252,799
Richardson Electronics Ltd.	36,554	450,711
Salesforce.com, inc.*	4,512	623,829
Sapient Corp.	9,719	97,870
Semtech Corp.*	7,126	173,304
Sourcefire, Inc.*	7,493	385,140
Stratasys, Inc.*	2,432	120,506
Super Micro Computer, Inc.*	8,422	133,573
Take-Two Interactive Software, Inc.*	7,321	69,257
Teradyne, Inc.*	6,477	91,067
Texas Instruments, Inc.	13,338	382,667
TIBCO Software, Inc.*	22,263	666,109
TTM Technologies, Inc.*	13,812	129,971
Volterra Semiconductor Corp.*	3,623	84,959
Wright Express Corp.*	2,459	151,769
Yahoo!, Inc.*	11,157	176,615
		19,113,622
MATERIALS (2.5%)
Allied Nevada Gold Corp.*	5,735	162,759
Ball Corp.	8,507	349,212
Boise, Inc.	61,890	407,236
Buckeye Technologies, Inc.	6,395	182,194
CF Industries Hldgs., Inc.	1,561	302,428
Commercial Metals Co.	13,109	165,698
Copper Mountain Mining Corp.*	26,862	92,808
Crown Hldgs., Inc.*	13,106	452,026
CVR Partners LP	7,829	189,618
Dow Chemical Co.	11,438	360,297

Eastman Chemical Co.	12,320	620,558
FMC Corp.	4,888	261,410
Freeport-McMoRan Copper & Gold, Inc.	11,668	397,529
Innophos Hldgs., Inc.	14,590	823,751
Kaiser Aluminum Corp.	7,910	410,054
McEwen Mining, Inc.*	58,248	175,327
Silgan Hldgs., Inc.	19,758	843,470
TPC Group, Inc.*	4,845	179,023
		6,375,398
TELECOMMUNICATION SERVICES (0.9%)
AboveNet, Inc.*	3,294	276,696
AT&T, Inc.	32,277	1,150,998
CenturyLink, Inc.	7,061	278,839
Consolidated Comms. Hldgs., Inc.	19,650	290,820
Sprint Nextel Corp.*	95,488	311,291
		2,308,644
UTILITIES (1.4%)
Avista Corp.	13,157	351,292
Black Hills Corp.	6,288	202,285
Dominion Resources, Inc.	9,776	527,904
Edison International	5,654	261,215
Entergy Corp.	1,528	103,736
Idacorp, Inc.	6,994	294,308
Northwest Natural Gas Co.	9,578	455,912
PNM Resources, Inc.	14,581	284,913
PPL Corp.	6,269	174,341
Public Svc. Enterprise Group, Inc.	11,013	357,923
Sempra Energy	5,142	354,181
UNS Energy Corp.	8,369	321,453
		3,689,463
TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $91,209,276) 42.2%		108,251,876

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	207,905
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS
(Cost: $55,600) 0.1%		207,905

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.0%)
Nestle Capital Corp.†	A-1+	0.01	07/02/12	3,700,000	3,699,997
Novartis Finance Corp.†	A-1+	0.13	07/09/12	500,000	499,984
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,000,000	999,992
					5,199,973
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES
(Cost: $5,199,973) 2.0%					5,199,973

TOTAL ACTIVE ASSETS
(Cost: $96,464,849) 44.3%					113,659,754

TEMPORARY CASH INVESTMENTS (2)
(Cost: $592,600) 0.2%					592,600

TOTAL INVESTMENTS
(Cost: $222,889,089) 99.7%					255,505,540

OTHER NET ASSETS 0.3%					667,213

NET ASSETS 100.0%					$256,172,753

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Bassett Furniture Industries, Inc.	250,937	2,587,160
bebe stores, inc.	167,590	983,753
Pep Boys - Manny, Moe & Jack	274,091	2,713,501
Rent-A-Center, Inc.	73,658	2,485,221
Shutterfly, Inc.*	63,722	1,955,628
Wolverine World Wide, Inc.	84,192	3,264,966
		13,990,229
CONSUMER STAPLES (2.2%)
Prestige Brands Hldgs., Inc.*	170,630	2,697,660
The Pantry, Inc.*	172,820	2,540,454
Vector Group Ltd.	61,635	1,049,028
		6,287,142
ENERGY (5.4%)
Endeavour International Corp.*	58,432	490,829
Energy XXI (Bermuda) Ltd.	144,958	4,535,736
Gasco Energy, Inc.*	2,236,626	391,410
McMoRan Exploration Co.*	681,706	8,637,212
Saratoga Resources, Inc.*	189,470	1,114,084
		15,169,271
FINANCIALS (34.6%)
Ashford Hospitality Trust, Inc.	148,330	1,250,422
Aspen Insurance Hldgs. Ltd.	56,483	1,632,359
Associated Estates Realty Corp.	102,796	1,536,800
BancFirst Corp.	38,241	1,602,680
Bank of Marin Bancorp	25,013	925,731
Banner Corp.	42,279	926,333
Brookline Bancorp, Inc.	266,743	2,360,676
Bryn Mawr Bank Corp.	75,431	1,589,331
Cash America Int’l., Inc.	53,763	2,367,723
Chesapeake Lodging Trust	120,188	2,069,637
Colonial Properties Trust	140,135	3,102,589
Dime Community Bancshares	125,352	1,665,928
EastGroup Properties, Inc.	51,570	2,748,681
Ellington Financial LLC	201,248	4,258,408
Equity Lifestyle Properties, Inc.	55,306	3,814,455
FelCor Lodging Trust, Inc.*	462,527	2,173,877
First Interstate BancSytem, Inc.	115,823	1,649,320
First Niagara Financial Group, Inc.	51,526	394,174
Flushing Financial Corp.	34,959	476,491
Forest City Enterprises, Inc. Cl A*	193,991	2,832,269
Glacier Bancorp, Inc.	143,562	2,223,775
Highwoods Properties, Inc.	86,575	2,913,249
IBERIABANK Corp.	31,925	1,610,616
Investors Bancorp, Inc.*	131,530	1,984,788
Janus Capital Group, Inc.	221,130	1,729,237
Marlin Business Svcs. Corp.	129,133	2,116,490
MB Financial, Inc.	93,200	2,007,528
Meadowbrook Insurance Group, Inc.	270,752	2,379,910
Mid-America Apt. Communities, Inc.	16,381	1,117,839
National Retail Pptys., Inc.	76,962	2,177,255
NBH Hldgs. Co.†	98,458	1,796,859
Northwest Bancshares, Inc.	157,061	1,839,184
Pennsylvania REIT	111,798	1,674,734
PHH Corp.*	104,995	1,835,313
ProAssurance Corp.	49,226	4,385,544
Prosperity Bancshares, Inc.	49,252	2,070,062
S.Y. Bancorp, Inc.	88,905	2,129,275

SeaBright Hldgs., Inc.	421,334	3,745,659
Select Income REIT*	74,249	1,764,156
Signature Bank*	51,071	3,113,799
Steel Excel, Inc.*	27,916	757,919
SVB Financial Group*	47,850	2,809,752
Symetra Financial Corp.	257,477	3,249,360
Terreno Realty Corp.	65,800	994,238
UMB Financial Corp.	44,108	2,259,653
Urstadt Biddle Pptys., Inc. Cl A	67,873	1,341,849
Westamerica Bancorporation	35,464	1,673,546
		97,079,473
HEALTH CARE (6.1%)
Alphatec Hldgs., Inc.*	110,804	203,879
Capital Senior Living Corp.*	136,096	1,442,618
Computer Programs & Systems, Inc.	39,041	2,233,926
Conceptus, Inc.*	198,804	3,940,295
Harvard Bioscience, Inc.*	253,950	957,392
Medicines Co.*	98,025	2,248,694
NPS Pharmaceuticals Inc*	219,790	1,892,392
PAREXEL International Corp.*	26,070	735,956
QLT, Inc.*	462,866	3,527,039
		17,182,191
INDUSTRIALS (12.0%)
Actuant Corp. Cl A	116,737	3,170,577
Alaska Air Group, Inc.*	80,066	2,874,369
AZZ, Inc.	52,383	3,208,983
Encore Wire Corp.	139,323	3,731,070
Genesee & Wyoming, Inc. Cl A*	79,177	4,183,713
Insperity, Inc.	59,506	1,609,637
Kaydon Corp.	45,705	977,630
Miller Industries, Inc.	181,808	2,896,201
Mueller Industries, Inc.	127,675	5,437,678
Old Dominion Freight Line, Inc.*	125,117	5,416,315
		33,506,173
INFORMATION TECHNOLOGY (9.4%)
Cirrus Logic, Inc.*	78,784	2,354,066
Coherent, Inc.*	13,532	585,936
CommVault Systems, Inc.*	43,379	2,150,297
Emulex Corp.*	98,467	708,962
LogMeIn, Inc.*	77,260	2,357,975
Microsemi Corp.*	82,321	1,522,115
MKS Instruments, Inc.	68,276	1,975,225
Parametric Technology Corp.*	93,819	1,966,446
Plexus Corp.*	40,227	1,134,401
Richardson Electronics Ltd.	354,018	4,365,042
Semtech Corp.*	73,070	1,777,062
TIBCO Software, Inc.*	136,327	4,078,904
TTM Technologies, Inc.*	141,677	1,333,181
		26,309,612
MATERIALS (10.4%)
Boise, Inc.	616,526	4,056,741
Buckeye Technologies, Inc.	63,546	1,810,426
Commercial Metals Co.	133,622	1,688,982
Copper Mountain Mining Corp.*	198,900	687,200
Crown Hldgs., Inc.*	133,733	4,612,451
Innophos Hldgs., Inc.	86,374	4,876,676
Kaiser Aluminum Corp.	79,388	4,115,474
McEwen Mining, Inc.*	236,196	710,950
Silgan Hldgs., Inc.	156,858	6,696,268
		29,255,168

TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	107,770	1,594,996

UTILITIES (6.0%)
Avista Corp.	133,367	3,560,899
Black Hills Corp.	61,209	1,969,094
Idacorp, Inc.	70,860	2,981,789
Northwest Natural Gas Co.	47,677	2,269,425
PNM Resources, Inc.	146,738	2,867,261
UNS Energy Corp.	85,423	3,281,097
		16,929,565
TOTAL COMMON STOCKS
(Cost: $209,500,617) 91.7%		257,303,820

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.6%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,591,072
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost: $425,500) 0.6%		1,591,072

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.8%)
U.S. Treasury Bill	A-1+	0.03	08/23/12	5,000,000	4,999,764
COMMERCIAL PAPER (6.1%)
ConocoPhillips†	A-1	0.12	07/13/12	2,000,000	1,999,913
Nestle Capital Corp.†	A-1+	0.01	07/02/12	3,500,000	3,499,998
Praxair, Inc.	A-1	0.11	07/16/12	1,496,000	1,495,927
San Diego Gas & Electric Co.†	A-1	0.15	07/05/12	5,000,000	4,999,896
Toyota Motor Credit Corp.	A-1+	0.10	07/30/12	5,000,000	4,999,583
					16,995,317
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $21,995,081) 7.9%					21,995,081

TOTAL INVESTMENTS
(Cost: $231,921,198) 100.2%					280,889,973

OTHER NET ASSETS -0.2%					(646,903)

NET ASSETS 100.0%					$280,243,070

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.2%)
AFC Enterprises, Inc.*	184,542	4,270,302
American Axle & Mfg. Hldgs., Inc.*	274,487	2,879,369
ANN, Inc.*	76,648	1,953,758
Bally Technologies, Inc.*	38,913	1,815,681
Brunswick Corp.	88,347	1,963,070
Denny’s Corp.*	668,422	2,967,794
Express, Inc.*	131,871	2,396,096
HSN, Inc.	73,421	2,962,537
Maidenform Brands, Inc.*	146,525	2,918,778
Monro Muffler Brake, Inc.	29,927	994,773
P.F. Chang’s China Bistro, Inc.	36,014	1,853,641
Pep Boys - Manny, Moe & Jack	192,862	1,909,334
Quiksilver, Inc.*	380,200	885,866
Red Robin Gourmet Burgers, Inc.*	50,512	1,541,121
Shutterfly, Inc.*	76,098	2,335,448
Steiner Leisure Ltd.*	29,976	1,391,186
Steve Madden Ltd.*	51,157	1,624,235
WMS Industries, Inc.*	63,665	1,270,117
		37,933,106
CONSUMER STAPLES (3.2%)
Darling International, Inc.*	107,150	1,766,904
Hain Celestial Group, Inc.*	42,670	2,348,557
Nu Skin Enterprises, Inc. Cl A	35,832	1,680,521
TreeHouse Foods, Inc.*	24,602	1,532,459
Vector Group Ltd.	106,658	1,815,319
		9,143,760
ENERGY (7.6%)
Abraxas Petroleum Corp.*	370,518	1,181,952
Berry Petroleum Co. Cl A	51,150	2,028,609
Endeavour International Corp.*	199,374	1,674,742
Energy XXI (Bermuda) Ltd.	154,821	4,844,349
Lufkin Industries, Inc.	23,536	1,278,476
MarkWest Energy Partners LP	47,336	2,334,138
McMoRan Exploration Co.*	544,832	6,903,626
Saratoga Resources, Inc.*	275,724	1,621,257
		21,867,149
FINANCIALS (7.5%)
Associated Estates Realty Corp.	95,752	1,431,492
Chesapeake Lodging Trust	76,629	1,319,551
Colonial Properties Trust	110,218	2,440,227
iShares Russell 2000 Growth Index Fund	39,550	3,617,639
Northwest Bancshares, Inc.	158,094	1,851,281
ProAssurance Corp.	19,225	1,712,755
PS Business Parks, Inc.	24,265	1,643,226
S.Y. Bancorp, Inc.	51,663	1,237,329
Signature Bank*	46,401	2,829,069
Starwood Property Trust, Inc.	79,002	1,683,533
Stifel Financial Corp.*	62,880	1,942,992
		21,709,094
HEALTH CARE (21.7%)
Abiomed, Inc.*	63,022	1,438,162
Acorda Therapeutics, Inc.*	18,775	442,339
Alnylam Pharmaceuticals, Inc.*	94,702	1,105,172
BioScrip, Inc.*	197,196	1,465,166
BioSpecifics Technologies Corp.*	35,376	664,361
Bruker Corp.*	88,718	1,180,837
Cantel Medical Corp.	53,902	1,468,830
Cepheid, Inc.*	25,704	1,150,254

Conceptus, Inc.*	51,390	1,018,550
Cubist Pharmaceuticals, Inc.*	67,684	2,565,900
Cyberonics, Inc.*	78,294	3,518,532
DexCom, Inc.*	160,120	2,075,155
Emergent Biosolutions, Inc.*	80,593	1,220,984
Halozyme Therapeutics, Inc.*	50,157	444,391
HeartWare International, Inc.*	15,847	1,407,214
HMS Hldgs. Corp.*	94,895	3,160,952
Impax Laboratories, Inc.*	88,889	1,801,780
Insulet Corp.*	72,579	1,551,013
IPC The Hospitalist Co.*	34,229	1,551,258
Ironwood Pharmaceuticals, Inc.*	58,535	806,612
MAP Pharmaceuticals, Inc.*	39,400	590,212
Medicines Co.*	85,422	1,959,581
Neogen Corp.*	58,172	2,687,546
NxStage Medical, Inc.*	138,507	2,321,377
Omeros Corp.*	53,200	532,000
OraSure Technologies, Inc.*	48,830	548,849
PAREXEL International Corp.*	81,053	2,288,126
Pharmacyclics, Inc.*	28,101	1,534,596
Progenics Pharmaceuticals, Inc*	73,356	717,422
QLT, Inc.*	190,576	1,452,189
Questcor Pharmaceuticals, Inc.*	62,292	3,316,426
Sagent Pharmaceuticals, Inc.*	61,638	1,114,415
Salix Pharmaceuticals Ltd.*	96,343	5,244,913
Seattle Genetics, Inc.*	73,939	1,877,311
SXC Health Solutions Corp.*	38,138	3,783,671
Vascular Solutions, Inc.*	92,065	1,156,336
WellCare Health Plans, Inc.*	21,958	1,163,774
		62,326,206
INDUSTRIALS (14.2%)
Acacia Research Corp.*	44,974	1,674,832
Acco Brands Corp.*	202,361	2,092,413
Astronics Corp.*	109,138	3,082,057
AZZ, Inc.	53,050	3,249,843
EnPro Industries, Inc.*	52,563	1,964,279
Genesee & Wyoming, Inc. Cl A*	50,113	2,647,971
Healthcare Svcs. Group, Inc.	120,061	2,326,782
Hub Group, Inc. Cl A*	37,671	1,363,690
Old Dominion Freight Line, Inc.*	74,997	3,246,620
On Assignment, Inc.*	124,511	1,987,196
Raven Industries, Inc.	73,550	5,118,345
RBC Bearings, Inc.*	33,074	1,564,400
Rexnord Corp.*	19,737	395,529
Robbins & Myers, Inc.	54,577	2,282,410
Smith (A.O.) Corp.	51,765	2,530,791
Sun Hydraulics Corp.	91,537	2,223,434
Teledyne Technologies, Inc.*	51,801	3,193,532
		40,944,124
INFORMATION TECHNOLOGY (20.5%)
Adtran, Inc.	92,789	2,801,300
Brightcove, Inc.*	70,209	1,070,687
Cavium, Inc.*	57,287	1,604,036
Cirrus Logic, Inc.*	114,525	3,422,007
CommVault Systems, Inc.*	86,674	4,296,430
comScore, Inc.*	112,207	1,846,927
Finisar Corp.*	128,413	1,921,058
iGATE Corp.*	116,818	1,988,242
Imperva, Inc.*	56,649	1,632,624
Informatica Corp.*	60,505	2,562,992
Littelfuse, Inc.	24,235	1,378,729

LogMeIn, Inc.*	112,498	3,433,439
Mercury Computer Systems, Inc.*	113,674	1,469,805
Microsemi Corp.*	115,911	2,143,194
Nanometrics, Inc.*	159,743	2,453,652
Parametric Technology Corp.*	124,550	2,610,568
Plantronics, Inc.	45,910	1,533,394
Plexus Corp.*	58,394	1,646,711
RealD, Inc.*	141,049	2,110,093
Responsys, Inc.*	219,866	2,664,776
Sapient Corp.	104,268	1,049,979
Sourcefire, Inc.*	78,557	4,037,830
Stratasys, Inc.*	25,190	1,248,165
Super Micro Computer, Inc.*	88,495	1,403,531
Take-Two Interactive Software, Inc.*	76,268	721,495
Teradyne, Inc.*	66,908	940,726
TIBCO Software, Inc.*	88,939	2,661,055
Volterra Semiconductor Corp.*	38,117	893,844
Wright Express Corp.*	25,505	1,574,169
		59,121,458
MATERIALS (4.2%)
Allied Nevada Gold Corp.*	60,196	1,708,362
CVR Partners LP	82,184	1,990,496
Innophos Hldgs., Inc.	62,775	3,544,277
McEwen Mining, Inc.*	366,215	1,102,307
Silgan Hldgs., Inc.	46,626	1,990,464
TPC Group, Inc.*	50,983	1,883,822
		12,219,728
TELECOMMUNICATION SERVICES (1.5%)
AboveNet, Inc.*	34,179	2,871,036
Consolidated Comms. Hldgs., Inc.	92,782	1,373,174
		4,244,210
UTILITIES (0.8%)
Northwest Natural Gas Co.	49,320	2,347,632

TOTAL COMMON STOCKS
(Cost: $226,841,494) 94.4%		271,856,467

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.9%)
ConocoPhillips†	A-1	0.12	07/13/12	4,000,000	3,999,826
Nestle Capital Corp.†	A-1+	0.01	07/02/12	3,500,000	3,499,998
Nestle Capital Corp.†	A-1+	0.10	07/09/12	1,900,000	1,899,953
New Jersey Natural Gas	A-1	0.11	07/05/12	3,500,000	3,499,947
Toyota Motor Credit Corp.	A-1+	0.10	07/30/12	4,000,000	3,999,667
					16,899,391
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $16,899,391) 5.9%					16,899,391

TOTAL INVESTMENTS
(Cost: $243,740,885) 100.3%					288,755,858

OTHER NET ASSETS -0.3%					(808,570)

NET ASSETS 100.0%					$287,947,288

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION -  MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.5%)
CBS Corp. Cl B	19,076	625,311
Discovery Communications, Inc. Cl A*	5,799	313,146
Lamar Advertising Co. Cl A*	9,387	268,468
Newell Rubbermaid, Inc.	25,777	467,595
Penney (J.C.) Co., Inc.	11,158	260,093
Rent-A-Center, Inc.	10,250	345,835
Shutterfly, Inc.*	10,066	308,926
V.F. Corp.	6,253	834,463
Whirlpool Corp.	5,840	357,174
		3,781,011
CONSUMER STAPLES (5.5%)
ConAgra Foods, Inc.	31,403	814,280
Dr. Pepper Snapple Group, Inc.	17,601	770,044
J.M. Smucker Co.	6,775	511,648
Ralcorp Hldgs., Inc.*	6,101	407,181
Vector Group Ltd.	16,400	279,128
		2,782,281
ENERGY (8.2%)
Atwood Oceanics, Inc.*	6,236	235,970
Energy XXI (Bermuda) Ltd.	23,437	733,344
McMoRan Exploration Co.*	102,193	1,294,785
Noble Energy, Inc.	8,397	712,234
Range Resources Corp.	10,221	632,373
Spectra Energy Corp.	17,501	508,579
		4,117,285
FINANCIALS (27.3%)
American Financial Group, Inc.	22,519	883,420
Ameriprise Financial, Inc.	15,536	811,911
Annaly Capital Mgmt., Inc.	17,226	289,052
Aon PLC*	13,110	613,286
Associated Banc-Corp.	35,032	462,072
Assurant, Inc.	3,541	123,368
BOK Financial Corp.	11,843	689,263
Boston Properties, Inc.	5,830	631,797
City National Corp.	4,506	218,901
Comerica, Inc.	8,210	252,129
DDR Corp.	12,272	179,662
Discover Financial Svcs.	12,829	443,627
Equity Residential	16,958	1,057,501
Everest Re Group Ltd.	5,685	588,341
Fifth Third Bancorp	18,140	243,076
Fulton Financial Corp.	39,809	397,692
Genworth Financial, Inc. Cl A*	17,211	97,414
HCC Insurance Hldgs., Inc.	5,072	159,261
Host Hotels & Resorts, Inc.	34,412	544,398
Janus Capital Group, Inc.	31,612	247,206
Lincoln National Corp.	11,260	246,256
M&T Bank Corp.	2,741	226,324
Marsh & McLennan Cos., Inc.	12,380	399,007
National Retail Pptys., Inc.	16,449	465,342
People’s United Financial, Inc.	40,439	469,497
Principal Financial Grp., Inc.	6,714	176,108
Progressive Corp.	17,917	373,211
Public Storage	5,103	736,924
Reinsurance Grp. of America, Inc.	8,642	459,841
StanCorp Financial Group, Inc.	12,885	478,807
Vornado Realty Trust	9,825	825,103
		13,789,797

HEALTH CARE (7.6%)
AmerisourceBergen Corp.	17,615	693,150
CIGNA Corp.	11,462	504,328
Forest Laboratories, Inc.*	14,473	506,410
Hospira, Inc.*	9,310	325,664
Humana, Inc.	8,584	664,745
MEDNAX, Inc.*	6,323	433,378
Mettler-Toledo Int’l., Inc.*	3,196	498,097
Mylan, Inc.*	8,891	190,001
		3,815,773
INDUSTRIALS (9.1%)
Flowserve Corp.	2,910	333,923
General Cable Corp.*	11,751	304,821
Joy Global, Inc.	6,270	355,697
Kirby Corp.*	15,712	739,721
L-3 Communications Hldgs., Inc.	3,344	247,489
Lincoln Electric Hldgs., Inc.	11,981	524,648
Old Dominion Freight Line, Inc.*	14,320	619,913
Oshkosh Corp.*	15,389	322,400
Precision Castparts Corp.	5,121	842,353
Timken Co.	6,830	312,746
		4,603,711
INFORMATION TECHNOLOGY (7.8%)
Altera Corp.	6,227	210,722
Coherent, Inc.*	9,787	423,777
Harris Corp.	6,810	284,999
Informatica Corp.*	11,317	479,388
KLA-Tencor Corp.	5,004	246,447
Microsemi Corp.*	12,684	234,527
NCR Corp.*	23,781	540,542
Tech Data Corp.*	7,762	373,896
Teradata Corp.*	7,675	552,677
TIBCO Software, Inc.*	18,996	568,360
		3,915,335
MATERIALS (6.3%)
Agnico-Eagle Mines Ltd.	7,332	296,653
Crown Hldgs., Inc.*	42,242	1,456,926
Cytec Industries, Inc.	10,131	594,082
Eastman Chemical Co.	10,522	529,993
Walter Energy, Inc.	6,996	308,943
		3,186,597
TELECOMMUNICATION SERVICES (0.7%)
Windstream Corp.	35,415	342,109

UTILITIES (12.7%)
Ameren Corp.	21,916	735,063
Atmos Energy Corp.	18,147	636,415
Edison International	18,465	853,083
Entergy Corp.	6,273	425,874
FirstEnergy Corp.	19,552	961,763
GenOn Energy, Inc.*	129,827	222,004
Great Plains Energy, Inc.	27,493	588,625
Integrys Energy Group, Inc.	10,700	608,509
ITC Hldgs. Corp.	9,659	665,602
NV Energy, Inc.	40,396	710,162
		6,407,100
TOTAL COMMON STOCKS (Cost: $42,655,872) 92.7%		46,740,999

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (7.0%)
Nestle Capital Corp.†	A-1+	0.01	07/02/12	1,800,000	1,799,999
New Jersey Natural Gas	A-1	0.12	07/11/12	700,000	699,974
Toyota Motor Credit Corp.	A-1+	0.12	07/06/12	1,000,000	999,980
					3,499,953
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,499,953) 7.0%					3,499,953

TOTAL INVESTMENTS (Cost: $46,155,825) 99.7%					50,240,952

OTHER NET ASSETS 0.3%					147,586

NET ASSETS 100.0%					$50,388,538

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.0%)
Aaron’s, Inc.	36,424	1,031,163
Advance Auto Parts, Inc.	36,777	2,508,927
Aeropostale, Inc.*	41,097	732,760
AMC Networks, Inc. Cl A*	27,277	969,697
American Eagle Outfitters, Inc.	95,468	1,883,584
ANN, Inc.*	24,676	628,991
Ascena Retail Group, Inc.*	63,682	1,185,759
Bally Technologies, Inc.*	20,323	948,271
Barnes & Noble, Inc.*	19,705	324,344
Bob Evans Farms, Inc.	13,706	550,981
Brinker International, Inc.	34,524	1,100,280
Carter’s, Inc.*	24,683	1,298,326
Cheesecake Factory, Inc.*	25,566	817,089
Chico’s FAS, Inc.	84,047	1,247,257
Cinemark Hldgs., Inc.	50,844	1,161,785
Collective Brands, Inc.*	29,164	624,693
Deckers Outdoor Corp.*	20,697	910,875
Dick’s Sporting Goods, Inc.	47,279	2,269,392
DreamWorks Animation SKG Cl A*	34,348	654,673
Foot Locker, Inc.	75,284	2,302,185
Gentex Corp.	73,547	1,534,926
Guess?, Inc.	30,091	913,864
Hanesbrands, Inc.*	46,358	1,285,507
HSN, Inc.	18,026	727,349
International Speedway Corp. Cl A	13,124	343,586
ITT Educational Svcs., Inc.*	8,711	529,193
KB Home	33,701	330,270
Lamar Advertising Co. Cl A*	27,516	786,958
Life Time Fitness, Inc.*	19,788	920,340
LKQ Corp.*	72,284	2,414,286
Matthews International Corp. Cl A	13,571	440,922
MDC Hldgs., Inc.	17,828	582,441
Meredith Corp.	18,094	577,922
Mohawk Industries, Inc.*	27,916	1,949,374
New York Times Co. Cl A*	59,633	465,137
NVR, Inc.*	2,441	2,074,850
Office Depot, Inc.*	136,842	295,579
Panera Bread Co. Cl A*	14,205	1,980,745
PetSmart, Inc.	51,506	3,511,679
Polaris Industries, Inc.	35,796	2,558,698
PVH Corp.	34,354	2,672,398
RadioShack Corp.	49,170	188,813
Regis Corp.	28,833	517,841
Rent-A-Center, Inc.	27,748	936,218
Saks, Inc.*	74,997	798,718
Scholastic Corp.	11,807	332,485
Scientific Games Corp. Cl A*	28,056	239,879
Service Corp. International	102,528	1,268,271
Signet Jewelers Ltd.	40,811	1,796,092
Sotheby’s	32,667	1,089,771
Strayer Education, Inc.	5,737	625,448
Tempur-Pedic Int’l., Inc.*	32,929	770,209
The Warnaco Group, Inc.*	20,594	876,893

The Wendy’s Co.	143,806	678,764
Thor Industries, Inc.	21,014	575,994
Toll Brothers, Inc.*	71,122	2,114,457
Tractor Supply Co.	34,427	2,859,507
Tupperware Brands Corp.	26,583	1,455,685
Under Armour, Inc. Cl A*	17,516	1,654,912
Valassis Communications, Inc.*	21,581	469,387
Wiley (John) & Sons, Inc. Cl A	22,499	1,102,226
Williams-Sonoma, Inc.	49,293	1,723,776
WMS Industries, Inc.*	27,560	549,822
		72,672,224
CONSUMER STAPLES (3.4%)
Church & Dwight Co., Inc.	66,521	3,689,920
Energizer Hldgs., Inc.*	30,396	2,287,299
Flowers Foods, Inc.	54,158	1,258,090
Green Mountain Coffee Roasters, Inc.*	73,325	1,597,019
Harris Teeter Supermarkets, Inc.	23,589	966,913
Hillshire Brands Co.*	58,694	1,701,539
Ingredion, Inc.	36,747	1,819,711
Lancaster Colony Corp.	9,405	669,730
Post Hldgs., Inc.*	12,700	390,525
Ralcorp Hldgs., Inc.*	26,420	1,763,271
Smithfield Foods, Inc.*	78,523	1,698,452
SUPERVALU, Inc.	95,319	493,752
Tootsie Roll Industries, Inc.	12,059	287,728
Universal Corp.	10,921	505,970
		19,129,919
ENERGY (5.1%)
Arch Coal, Inc.	104,275	718,455
Atwood Oceanics, Inc.*	27,697	1,048,054
Bill Barrett Corp.*	24,582	526,546
CARBO Ceramics, Inc.	9,083	696,939
Cimarex Energy Co.	41,325	2,277,834
Dresser-Rand Group, Inc.*	36,528	1,626,957
Dril-Quip, Inc.*	16,162	1,060,066
Energen Corp.	34,087	1,538,346
Forest Oil Corp.*	61,857	453,412
Helix Energy Solutions Group*	51,399	843,458
HollyFrontier Corp.	95,880	3,397,028
Northern Oil and Gas, Inc.*	30,622	488,115
Oceaneering Int’l., Inc.	52,859	2,529,832
Oil States International, Inc.*	24,043	1,591,647
Patterson-UTI Energy, Inc.	79,920	1,163,635
Plains Exploration & Production Co.*	60,350	2,123,113
Quicksilver Resources, Inc.*	63,073	341,856
SM Energy Co.	32,807	1,611,152
Superior Energy Services, Inc.*	77,276	1,563,293
Tidewater, Inc.	25,089	1,163,126
Unit Corp.*	20,719	764,324
World Fuel Services Corp.	34,222	1,301,463
		28,828,651
FINANCIALS (21.4%)
Affiliated Managers Group, Inc.*	24,602	2,692,689
Alexander & Baldwin, Inc.	21,578	1,149,029
Alexandria Real Estate Equities, Inc.	29,782	2,165,747
Alleghany Corp.*	6,860	2,330,685
American Campus Communities, Inc.	35,673	1,604,572

American Financial Group, Inc.	35,644	1,398,314
Apollo Investment Corp.	98,353	755,351
Aspen Insurance Hldgs. Ltd.	34,414	994,565
Associated Banc-Corp.	81,723	1,077,926
Astoria Financial Corp.	39,031	382,504
BancorpSouth, Inc.	38,085	552,994
Bank of Hawaii Corp.	21,935	1,007,913
Berkley (W.R.) Corp.	53,661	2,088,486
BioMed Realty Trust, Inc.	73,651	1,375,801
BRE Properties, Inc.	37,192	1,860,344
Brown & Brown, Inc.	53,985	1,472,171
Camden Property Trust	38,416	2,599,611
Cathay General Bancorp	36,409	601,113
CBOE Holdings, Inc.	40,388	1,117,940
City National Corp.	22,177	1,077,359
Commerce Bancshares, Inc.	37,169	1,408,705
Corporate Office Pptys. Trust	35,056	824,167
Cullen/Frost Bankers, Inc.	29,496	1,695,725
Duke Realty Corp.	124,808	1,827,189
East West Bancorp, Inc.	68,256	1,601,286
Eaton Vance Corp.	55,154	1,486,400
Equity One, Inc.	28,454	603,225
Essex Property Trust, Inc.	16,930	2,605,866
Everest Re Group Ltd.	24,950	2,582,076
Federal Realty Investment Trust	30,742	3,199,935
Fidelity Nat’l. Financial, Inc. Cl A	105,815	2,037,997
First American Financial Corp.	49,637	841,844
First Niagara Financial Group, Inc.	168,204	1,286,761
FirstMerit Corp.	53,204	878,930
Fulton Financial Corp.	96,907	968,101
Gallagher (Arthur J.) & Co.	56,573	1,984,015
Greenhill & Co., Inc.	13,564	483,557
Hancock Hldg. Co.	40,756	1,240,613
Hanover Insurance Group, Inc.	22,259	870,995
HCC Insurance Hldgs., Inc.	48,210	1,513,794
Highwoods Properties, Inc.	35,212	1,184,884
Home Properties, Inc.	23,241	1,426,068
Hospitality Properties Trust	59,525	1,474,434
International Bancshares Corp.	24,911	486,263
Janus Capital Group, Inc.	90,662	708,977
Jefferies Group, Inc.	74,714	970,535
Jones Lang LaSalle, Inc.	21,128	1,486,777
Kemper Corp.	23,322	717,152
Liberty Property Trust	56,199	2,070,371
Mack-Cali Realty Corp.	42,456	1,234,196
Mercury General Corp.	17,791	741,351
MSCI, Inc. Cl A*	60,013	2,041,642
National Retail Pptys., Inc.	50,367	1,424,882
New York Community Bancorp, Inc.	208,489	2,612,367
Old Republic Int’l. Corp.	121,493	1,007,177
OMEGA Healthcare Investors, Inc.	49,579	1,115,528
Potlatch Corp.	19,376	618,869
Prosperity Bancshares, Inc.	22,935	963,958
Protective Life Corp.	38,181	1,122,903
Raymond James Financial, Inc.	52,733	1,805,578
Rayonier, Inc.	57,979	2,603,257
Realty Income Corp.	63,153	2,637,901

Regency Centers Corp.	42,420	2,017,919
Reinsurance Grp. of America, Inc.	34,752	1,849,154
SEI Investments Co.	68,319	1,358,865
Senior Housing Pptys. Trust	75,525	1,685,718
Signature Bank*	22,336	1,361,826
SL Green Realty Corp	43,624	3,500,390
StanCorp Financial Group, Inc.	20,932	777,833
SVB Financial Group*	20,998	1,233,003
Synovus Financial Corp.	365,402	723,496
Taubman Centers, Inc.	28,410	2,192,116
TCF Financial Corp.	76,924	883,088
The Macerich Co.	64,603	3,814,807
Trustmark Corp.	30,970	758,146
UDR, Inc.	119,511	3,088,164
Valley National Bancorp	97,939	1,038,153
Waddell & Reed Financial, Inc. Cl A	40,467	1,225,341
Washington Federal, Inc.	51,107	863,197
Webster Financial Corp.	34,610	749,653
Weingarten Realty Investors	58,184	1,532,567
Westamerica Bancorporation	13,119	619,086
		119,973,887
HEALTH CARE (10.5%)
Allscripts Healthcare Solutions, Inc.*	93,155	1,018,184
AMERIGROUP Corp.*	23,345	1,538,669
Bio-Rad Laboratories, Inc. Cl A*	9,212	921,292
Catalyst Health Solutions, Inc.*	24,012	2,243,681
Charles River Laboratories Int’l., Inc.*	23,613	773,562
Community Health Systems, Inc.*	40,532	1,136,112
Cooper Companies, Inc.	22,443	1,790,054
Covance, Inc.*	25,791	1,234,099
Endo Health Solutions, Inc.*	55,224	1,710,840
Gen-Probe, Inc.*	21,500	1,767,300
Health Management Associates, Inc. Cl A*	122,927	964,977
Health Net, Inc.*	39,783	965,533
Hill-Rom Hldgs., Inc.	28,975	893,879
HMS Hldgs. Corp.*	41,305	1,375,870
Hologic, Inc.*	124,399	2,244,158
IDEXX Laboratories, Inc.*	25,267	2,428,917
LifePoint Hospitals, Inc.*	22,426	919,017
Lincare Hldgs., Inc.	35,821	1,218,630
Masimo Corp.*	26,310	588,818
Medicis Pharmaceutical Corp. Cl A	29,139	995,097
MEDNAX, Inc.*	23,152	1,586,838
Mettler-Toledo Int’l., Inc.*	15,105	2,354,114
Omnicare, Inc.	58,316	1,821,209
Owens & Minor, Inc.	29,703	909,803
Regeneron Pharmaceuticals, Inc.*	42,209	4,821,108
ResMed, Inc.*	68,561	2,139,103
Schein (Henry), Inc.*	41,403	3,249,721
STERIS Corp.	27,371	858,628
Techne Corp.	17,231	1,278,540
Teleflex, Inc.	19,560	1,191,400
Thoratec Corp.*	28,303	950,415
United Therapeutics Corp.*	23,495	1,160,183
Universal Health Svcs., Inc. Cl B	45,949	1,983,159
VCA Antech, Inc.*	42,703	938,612
Vertex Pharmaceuticals, Inc.*	101,214	5,659,882

WellCare Health Plans, Inc.*	22,537	1,194,461
		58,825,865
INDUSTRIALS (15.4%)
Acuity Brands, Inc.	20,343	1,035,662
AECOM Technology Corp.*	54,870	902,612
AGCO Corp.*	45,676	2,088,763
Alaska Air Group, Inc.*	33,659	1,208,358
Alliant TechSystems, Inc.	16,351	826,870
AMETEK, Inc.	77,819	3,883,946
BE Aerospace, Inc.*	48,312	2,109,302
Carlisle Cos., Inc.	29,319	1,554,493
Clarcor, Inc.	24,387	1,174,478
Clean Harbors, Inc.*	23,245	1,311,483
Con-way, Inc.	26,061	941,063
Copart, Inc.*	52,208	1,236,808
Corporate Executive Board Co.	16,091	657,800
Corrections Corp. of America	46,652	1,373,901
Crane Co.	24,599	894,912
Deluxe Corp.	24,426	609,184
Donaldson Co., Inc.	71,157	2,374,509
Esterline Technologies Corp.*	15,061	939,053
Exelis, Inc.	89,818	885,605
Fortune Brands Home & Security, Inc.*	78,960	1,758,439
FTI Consulting, Inc.*	21,430	616,113
Gardner Denver, Inc.	25,212	1,333,967
GATX Corp.	23,059	887,772
General Cable Corp.*	24,931	646,710
Graco, Inc.	29,899	1,377,746
Granite Construction, Inc.	16,557	432,303
Harsco Corp.	38,540	785,445
HNI Corp.	21,609	556,432
Hubbell, Inc. Cl B	28,848	2,248,413
Hunt (J.B.) Transport Svcs., Inc.	40,673	2,424,111
Huntington Ingalls Industries, Inc.*	22,342	899,042
IDEX Corp.	40,947	1,596,114
ITT Corp.	46,192	812,979
JetBlue Airways Corp*	113,244	600,193
Kansas City Southern	51,884	3,609,051
KBR, Inc.	72,634	1,794,786
Kennametal, Inc.	41,557	1,377,615
Kirby Corp.*	26,597	1,252,187
Korn/Ferry International*	24,735	354,947
Landstar System, Inc.	22,750	1,176,630
Lennox International, Inc.	24,742	1,153,719
Lincoln Electric Hldgs., Inc.	41,383	1,812,162
Manpower, Inc.	38,396	1,407,213
Miller (Herman), Inc.	30,241	560,063
Mine Safety Appliances Co.	15,196	611,487
MSC Industrial Direct Co., Inc. Cl A	23,203	1,520,957
Nordson Corp.	26,934	1,381,445
Oshkosh Corp.*	44,839	939,377
Pentair, Inc.	47,969	1,836,253
Regal-Beloit Corp.	19,696	1,226,273
Rollins, Inc.	30,128	673,963
Shaw Group, Inc.*	32,800	895,768
SPX Corp.	25,848	1,688,391
Terex Corp.*	51,359	915,731

The Brink’s Co.	23,179	537,289
Timken Co.	42,176	1,931,239
Towers Watson & Co. Cl A	23,839	1,427,956
Trinity Industries, Inc.	41,109	1,026,903
Triumph Group, Inc.	25,430	1,430,946
United Rentals, Inc.*	38,788	1,320,344
URS Corp.	37,966	1,324,254
UTI Worldwide, Inc.	49,470	722,757
Valmont Industries, Inc.	11,105	1,343,372
Wabtec Corp.	23,039	1,797,272
Waste Connections, Inc.	60,039	1,796,367
Watsco, Inc.	14,168	1,045,598
Werner Enterprises, Inc.	20,804	497,008
Woodward, Inc.	28,638	1,129,483
		86,503,387
INFORMATION TECHNOLOGY (15.0%)
ACI Worldwide, Inc.*	18,412	813,995
Acxiom Corp.*	37,355	564,434
Adtran, Inc.	31,254	943,558
Advent Software, Inc.*	15,023	407,274
Alliance Data Systems Corp.*	23,237	3,136,995
ANSYS, Inc.*	44,971	2,838,120
AOL, Inc.*	47,530	1,334,642
Arrow Electronics, Inc.*	54,424	1,785,651
Atmel Corp.*	220,837	1,479,608
Avnet, Inc.*	68,657	2,118,755
Broadridge Financial Solutions, Inc.	60,471	1,286,218
Cadence Design Systems, Inc.*	130,378	1,432,854
Ciena Corp.*	45,897	751,334
Compuware Corp.*	102,696	954,046
Concur Technologies, Inc.*	22,047	1,501,401
Convergys Corp.	55,869	825,185
CoreLogic, Inc.*	51,616	945,089
Cree, Inc.*	56,120	1,440,600
Cypress Semiconductor Corp.*	72,438	957,630
Diebold, Inc.	31,001	1,144,247
DST Systems, Inc.	16,197	879,659
Equinix, Inc.*	22,374	3,929,993
FactSet Research Systems, Inc.	24,317	2,260,022
Fair Isaac Corp.	16,227	686,078
Fairchild Semiconductor Int’l., Inc.*	61,429	866,149
Gartner, Inc.*	43,981	1,893,382
Global Payments, Inc.	38,648	1,670,753
Henry (Jack) & Associates, Inc.	41,720	1,440,174
Informatica Corp.*	52,266	2,213,988
Ingram Micro, Inc. Cl A*	75,096	1,311,927
Integrated Device Technology, Inc.*	67,601	379,918
International Rectifier Corp.*	32,525	650,175
Intersil Corp. Cl A	61,554	655,550
Itron, Inc.*	18,516	763,600
Lender Processing Svcs., Inc.	39,319	993,984
ManTech International Corp. Cl A	11,457	268,896
MEMC Electronic Materials, Inc.*	92,126	199,913
Mentor Graphics Corp.*	43,294	649,410
MICROS Systems, Inc.*	38,520	1,972,224
Monster Worldwide, Inc.*	57,338	487,373
National Instruments Corp.	44,458	1,194,142

NCR Corp.*	75,990	1,727,253
NeuStar, Inc. Cl A*	32,330	1,079,822
Parametric Technology Corp.*	60,184	1,261,457
Plantronics, Inc.	20,115	671,841
Polycom, Inc.*	90,729	954,469
QLogic Corp.*	46,951	642,759
Quest Software, Inc.*	24,950	694,858
Rackspace Hosting, Inc.*	55,665	2,445,920
RF Micro Devices, Inc.*	138,250	587,563
Riverbed Technology, Inc.*	81,325	1,313,399
Rovi Corp.*	58,755	1,152,773
Semtech Corp.*	31,705	771,066
Silicon Laboratories, Inc.*	20,182	764,898
Skyworks Solutions, Inc.*	91,062	2,492,367
Solera Hldgs., Inc.	33,883	1,415,971
Synopsys, Inc.*	71,396	2,101,184
Tech Data Corp.*	19,278	928,621
Tellabs, Inc.	185,583	617,991
TIBCO Software, Inc.*	82,145	2,457,778
Trimble Navigation Ltd.*	61,334	2,821,977
ValueClick, Inc.*	41,273	676,464
VeriFone Systems, Inc.*	58,904	1,949,133
Vishay Intertechnology, Inc.*	69,542	655,781
Wright Express Corp.*	18,779	1,159,040
Zebra Technologies Corp. Cl A*	25,224	866,697
		84,240,028
MATERIALS (6.6%)
Albemarle Corp.	43,716	2,607,222
AptarGroup, Inc.	31,585	1,612,414
Ashland, Inc.	37,228	2,580,273
Cabot Corp.	30,574	1,244,362
Carpenter Technology Corp.	21,382	1,022,915
Commercial Metals Co.	55,525	701,836
Compass Minerals Int’l., Inc.	16,279	1,241,762
Cytec Industries, Inc.	22,124	1,297,351
Domtar Corp.	17,660	1,354,699
Greif, Inc. Cl A	15,583	638,903
Intrepid Potash, Inc.*	24,968	568,272
Louisiana-Pacific Corp.*	64,008	696,407
Martin Marietta Materials, Inc.	21,895	1,725,764
Minerals Technologies, Inc.	8,603	548,699
NewMarket Corp.	5,362	1,161,409
Olin Corp.	38,721	808,882
Packaging Corp. of America	46,707	1,319,006
Reliance Steel & Aluminum Co.	36,940	1,865,470
Rock-Tenn Co. Cl A	33,358	1,819,679
Royal Gold, Inc.	28,803	2,258,155
RPM International, Inc.	64,206	1,746,403
Scotts Miracle-Gro Co. Cl A	22,190	912,453
Sensient Technologies Corp.	24,305	892,723
Silgan Hldgs., Inc.	22,938	979,223
Sonoco Products Co.	48,750	1,469,813
Steel Dynamics, Inc.	107,315	1,260,951
Valspar Corp.	45,178	2,371,393
Worthington Industries, Inc.	26,139	535,065
		37,241,504

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	44,171	940,401
tw telecom inc*	69,996	1,796,097
		2,736,498
UTILITIES (4.9%)
Alliant Energy Corp.	52,215	2,379,438
Aqua America, Inc.	65,794	1,642,218
Atmos Energy Corp.	42,208	1,480,235
Black Hills Corp.	20,981	674,959
Cleco Corp.	29,060	1,215,580
Great Plains Energy, Inc.	74,821	1,601,918
Hawaiian Electric Industries, Inc.	45,290	1,291,671
Idacorp, Inc.	23,549	990,942
MDU Resources Group	91,651	1,980,578
National Fuel Gas Co.	40,222	1,889,630
NV Energy, Inc.	111,625	1,962,368
OGE Energy Corp.	46,743	2,420,820
PNM Resources, Inc.	38,012	742,754
Questar Corp.	84,842	1,769,804
UGI Corp.	54,161	1,593,958
Vectren Corp.	38,987	1,150,896
Westar Energy, Inc.	59,453	1,780,617
WGL Hldgs., Inc.	24,253	964,057
		27,532,443
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $473,315,147) 95.8%		537,684,406

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.09	08/09/12	3,000,000	2,999,700
COMMERCIAL PAPER (2.9%)
ConocoPhillips†	A-1	0.12	07/13/12	5,000,000	4,999,784
Nestle Capital Corp.†	A-1+	0.01	07/02/12	3,000,000	2,999,998
New Jersey Natural Gas	A-1	0.11	07/05/12	3,000,000	2,999,954
Toyota Motor Credit Corp.	A-1+	0.08	07/17/12	5,000,000	4,999,811
					15,999,547
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,999,247) 3.4%					18,999,247

TEMPORARY CASH INVESTMENTS (2) (Cost: $170,700) 0.0% (3)					170,700

TOTAL INVESTMENTS (Cost: $492,485,094) 99.2%					556,854,353

OTHER NET ASSETS 0.8%					4,411,398

NET ASSETS 100.0%					$561,265,751

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.5%)
iShares MSCI EAFE Growth Index Fund	120,600	6,459,336
iShares MSCI EAFE Index Fund	169,900	8,488,204
iShares MSCI EAFE Value Index Fund	152,700	6,483,642
Vanguard MSCI EAFE ETF	1,225,000	38,673,250
Vanguard MSCI Europe ETF	276,100	11,825,363
Vanguard MSCI Pacific ETF	130,900	6,560,708
		78,490,503
TOTAL COMMON STOCKS (Cost: $82,857,255) 97.5%		78,490,503

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.5%)
New Jersey Natural Gas	A-1	0.11	07/19/12	1,000,000	999,942
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	980,000	979,992
					1,979,934
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,979,934) 2.5%					1,979,934

TOTAL INVESTMENTS (Cost: $84,837,189) 100.0%					80,470,437

OTHER NET ASSETS 0.0% (3)					9,294

NET ASSETS 100.0%					$80,479,731

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.8%)
Abercrombie & Fitch Co. Cl A	5,914	201,904
Amazon.com, Inc.*	6,189	1,413,258
BorgWarner, Inc.*	3,524	231,139
Darden Restaurants, Inc.	9,169	464,226
Discovery Communications, Inc. Cl A*	8,295	447,930
Disney (Walt) Co.	24,630	1,194,555
Ford Motor Co.	46,272	443,748
Johnson Controls, Inc.	8,983	248,919
Macy’s, Inc.	17,003	584,053
Starbucks Corp.	36,380	1,939,782
Target Corp.	6,829	397,380
Time Warner Cable, Inc.	9,212	756,305
Time Warner, Inc.	15,508	597,058
Urban Outfitters, Inc.*	11,101	306,277
Viacom, Inc. Cl B	11,071	520,558
		9,747,092
CONSUMER STAPLES (6.5%)
Clorox Co.	9,770	707,934
Constellation Brands, Inc. Cl A*	11,421	309,052
Estee Lauder Cos., Inc. Cl A	8,887	480,964
J.M. Smucker Co.	9,968	752,783
Kraft Foods, Inc. Cl A	22,490	868,564
PepsiCo, Inc.	16,911	1,194,931
Philip Morris Int’l., Inc.	23,225	2,026,614
Proctor & Gamble Co.	27,413	1,679,046
Tyson Foods, Inc. Cl A	42,130	793,308
Wal-Mart Stores, Inc.	30,261	2,109,797
		10,922,993
ENERGY (6.7%)
Anadarko Petroleum Corp.	11,880	786,456
Apache Corp.	8,128	714,370
Chevron Corp.	10,841	1,143,726
EOG Resources, Inc.	5,820	524,440
Exxon Mobil Corp.	43,875	3,754,382
Halliburton Co.	27,028	767,325
Hess Corp.	7,862	341,604
National Oilwell Varco, Inc.	12,158	783,462
Noble Energy, Inc.	10,408	882,807
Occidental Petroleum Corp.	12,800	1,097,856
Range Resources Corp.	6,828	422,448
		11,218,876
FINANCIALS (8.7%)
American Tower Corp.	18,624	1,302,004
Aon PLC*	7,916	370,310
Bank of America Corp.	90,566	740,830
BB&T Corp.	25,023	771,960
Berkshire Hathaway, Inc. Cl B*	15,110	1,259,116
Capital One Financial Corp.	24,568	1,342,887
Citigroup, Inc.	23,848	653,674
Franklin Resources, Inc.	3,157	350,395
Goldman Sachs Group, Inc.	8,453	810,305
JPMorgan Chase & Co.	54,300	1,940,139
MetLife, Inc.	24,672	761,131
PNC Financial Svcs. Grp., Inc.	11,010	672,821
Simon Property Group, Inc.	8,796	1,369,185
Wells Fargo & Co.	67,072	2,242,888
		14,587,645

HEALTH CARE (6.9%)
Abbott Laboratories	6,912	445,617
Celgene Corp.*	6,964	446,810
Covidien PLC	15,040	804,640
Express Scripts Hldg. Co.*	6,966	388,912
Forest Laboratories, Inc.*	27,502	962,295
Gilead Sciences, Inc.*	16,537	848,017
McKesson Corp.	9,394	880,688
Merck & Co., Inc.	37,783	1,577,440
Mylan, Inc.*	36,840	787,271
Pfizer, Inc.	85,541	1,967,443
St. Jude Medical, Inc.	9,284	370,524
Stryker Corp.	11,900	655,690
UnitedHealth Group, Inc.	17,013	995,261
WellPoint, Inc.	5,519	352,057
		11,482,665
INDUSTRIALS (6.0%)
Boeing Co.	18,152	1,348,694
Caterpillar, Inc.	13,216	1,122,171
Cummins, Inc.	9,218	893,316
Expeditors Int’l. of Wash.	16,934	656,193
FedEx Corp.	9,233	845,835
General Electric Co.	106,760	2,224,878
Precision Castparts Corp.	7,238	1,190,579
Roper Industries, Inc.	9,545	940,946
Union Pacific Corp.	6,458	770,504
		9,993,116
INFORMATION TECHNOLOGY (11.0%)
Altera Corp.	6,933	234,613
Apple, Inc.*	8,865	5,177,155
Automatic Data Processing, Inc.	11,018	613,262
Cisco Systems, Inc.	24,603	422,434
EMC Corp.*	27,241	698,187
Google, Inc. Cl A*	2,462	1,428,133
Harris Corp.	3,923	164,178
Int’l. Business Machines Corp.	10,860	2,123,999
Intel Corp.	32,695	871,322
KLA-Tencor Corp.	12,632	622,126
Microsoft Corp.	56,064	1,714,998
NetApp, Inc.*	3,257	103,638
Nortel Networks Corp.*	5,827	67
Oracle Corp.	41,455	1,231,214
QUALCOMM, Inc.	19,962	1,111,484
Salesforce.com, inc.*	7,752	1,071,792
Texas Instruments, Inc.	22,916	657,460
Yahoo!, Inc.*	19,180	303,619
		18,549,681
MATERIALS (2.4%)
Ball Corp.	14,609	599,699
CF Industries Hldgs., Inc.	2,655	514,380
Dow Chemical Co.	19,658	619,227
Eastman Chemical Co.	21,182	1,066,937
FMC Corp.	8,489	453,992
Freeport-McMoRan Copper & Gold, Inc.	20,052	683,172
		3,937,407
TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	54,830	1,955,238
CenturyLink, Inc.	12,144	479,567
Sprint Nextel Corp.*	161,937	527,915
		2,962,720

UTILITIES (1.8%)
Dominion Resources, Inc.	16,796	906,984
Edison International	9,713	448,741
Entergy Corp.	2,627	178,347
PPL Corp.	10,777	299,708
Public Svc. Enterprise Group, Inc.	18,929	615,193
Sempra Energy	8,835	608,555
		3,057,528
TOTAL COMMON STOCKS (Cost: $81,414,337) 57.6%		96,459,723

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.8%)
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	257,877
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,009,281
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,517,300
					9,784,458
U.S. GOVERNMENT AGENCIES (13.4%)
MORTGAGE-BACKED OBLIGATIONS (13.4%)
FHARM	AA+	4.64	09/01/39	147,153	157,416
FHARM	AA+	5.22	04/01/37	158,048	169,257
FHARM	AA+	5.24	02/01/36	92,685	99,690
FHARM	AA+	5.43	05/01/37	159,900	173,029
FHARM	AA+	5.77	03/01/37	70,341	76,228
FHLMC	AA+	4.00	02/01/25	195,589	206,818
FHLMC	AA+	4.00	03/01/41	496,932	528,326
FHLMC	AA+	4.00	07/01/41	385,543	409,658
FHLMC	AA+	4.50	08/01/34	181,325	194,132
FHLMC	AA+	4.50	08/15/35	220,239	241,267
FHLMC	AA+	5.00	02/01/26	90,161	97,459
FHLMC	AA+	5.50	01/15/32	165,469	172,186
FHLMC	AA+	5.50	07/01/32	192,310	210,100
FHLMC	AA+	5.50	05/01/33	253,283	277,901
FHLMC	AA+	5.50	06/01/37	233,549	254,569
FHLMC	AA+	6.00	03/15/32	148,412	165,202
FNMA	AA+	3.50	01/01/32	483,133	511,692
FNMA	AA+	3.50	04/01/42	497,675	533,148
FNMA	AA+	4.00	05/01/19	111,858	119,975
FNMA	AA+	4.00	06/01/39	283,775	302,412
FNMA	AA+	4.00	11/01/40	408,193	435,128
FNMA	AA+	4.00	05/01/41	349,539	382,115
FNMA	AA+	4.50	05/01/18	131,545	141,645
FNMA	AA+	4.50	05/01/30	280,941	303,775
FNMA	AA+	4.50	04/01/31	290,015	313,776
FNMA	AA+	4.50	08/01/33	171,346	184,412
FNMA	AA+	4.50	09/01/33	326,744	351,660
FNMA	AA+	4.50	06/01/34	211,241	227,217
FNMA	AA+	4.50	08/01/35	284,309	305,456
FNMA	AA+	4.50	12/01/35	228,295	245,276
FNMA	AA+	4.50	05/01/39	325,907	349,741
FNMA	AA+	4.50	05/01/39	241,853	259,540
FNMA	AA+	4.50	05/01/40	342,493	374,525
FNMA	AA+	5.00	04/01/18	270,919	293,334
FNMA	AA+	5.00	06/01/33	320,944	349,241
FNMA	AA+	5.00	10/01/33	260,156	283,094
FNMA	AA+	5.00	11/01/33	652,799	710,355
FNMA	AA+	5.00	11/01/33	207,391	225,677
FNMA	AA+	5.00	03/01/34	100,033	108,853
FNMA	AA+	5.00	04/01/34	122,430	133,147

FNMA	AA+	5.00	09/01/35	161,736	175,491
FNMA	AA+	5.00	11/25/35	300,000	334,954
FNMA	AA+	5.00	05/01/39	328,215	361,202
FNMA	AA+	5.00	06/01/40	150,704	163,897
FNMA	AA+	5.50	04/01/17	16,624	18,117
FNMA	AA+	5.50	05/01/17	9,470	10,320
FNMA	AA+	5.50	06/01/17	4,740	5,166
FNMA	AA+	5.50	03/01/34	80,887	88,926
FNMA	AA+	5.50	05/01/34	667,063	732,939
FNMA	AA+	5.50	07/01/34	148,472	163,134
FNMA	AA+	5.50	09/01/34	280,219	308,243
FNMA	AA+	5.50	09/01/34	156,705	172,181
FNMA	AA+	5.50	10/01/34	112,931	124,084
FNMA	AA+	5.50	02/01/35	196,202	215,577
FNMA	AA+	5.50	02/01/35	145,237	159,308
FNMA	AA+	5.50	08/01/35	92,148	101,075
FNMA	AA+	5.50	08/01/37	82,130	89,625
FNMA	AA+	5.50	11/01/38	120,953	130,403
FNMA	AA+	5.50	06/01/48	136,858	148,321
FNMA	AA+	6.00	03/01/17	8,008	8,810
FNMA	AA+	6.00	05/01/23	64,953	73,350
FNMA	AA+	6.00	03/01/32	10,335	11,638
FNMA	AA+	6.00	04/01/32	46,056	51,861
FNMA	AA+	6.00	04/01/32	25,847	29,105
FNMA	AA+	6.00	05/01/32	45,511	51,248
FNMA	AA+	6.00	04/01/33	195,802	220,486
FNMA	AA+	6.00	05/01/33	143,566	161,664
FNMA	AA+	6.00	06/01/34	106,434	118,786
FNMA	AA+	6.00	09/01/34	59,489	66,393
FNMA	AA+	6.00	10/01/34	100,488	112,151
FNMA	AA+	6.00	11/01/34	124,319	138,748
FNMA	AA+	6.00	12/01/36	180,455	198,861
FNMA	AA+	6.00	01/01/37	165,201	182,052
FNMA	AA+	6.00	04/01/37	97,845	107,030
FNMA	AA+	6.00	05/01/37	76,123	83,269
FNMA	AA+	6.00	06/01/37	160,466	175,529
FNMA	AA+	6.00	10/25/44	174,165	194,004
FNMA	AA+	6.00	02/25/47	157,346	178,385
FNMA	AA+	6.00	12/25/49	146,985	168,644
FNMA	AA+	6.50	09/01/16	10,012	10,748
FNMA	AA+	6.50	03/01/17	21,040	22,864
FNMA	AA+	6.50	05/01/17	4,025	4,374
FNMA	AA+	6.50	06/01/17	24,284	26,389
FNMA	AA+	6.50	04/01/32	14,826	16,970
FNMA	AA+	6.50	05/01/32	61,077	69,912
FNMA	AA+	6.50	05/01/32	46,125	52,798
FNMA	AA+	6.50	07/01/32	20,300	23,236
FNMA	AA+	6.50	07/01/34	113,637	129,471
FNMA	AA+	6.50	05/01/37	147,683	166,739
FNMA	AA+	6.50	09/01/37	116,670	131,724
FNMA	AA+	7.00	09/01/31	19,720	23,430
FNMA	AA+	7.00	11/01/31	12,016	14,276
FNMA	AA+	7.00	04/01/32	21,155	25,009
FNMA	AA+	7.50	06/01/31	14,289	16,878
FNMA	AA+	7.50	02/01/32	10,800	12,791
FNMA	AA+	7.50	04/01/32	19,843	23,531
FNMA	AA+	7.50	06/01/32	14,022	16,628
FNMA	AA+	8.00	03/01/31	8,528	10,194
FNMA	AA+	8.00	04/01/32	14,240	17,086
FNMA	AA+	8.00	04/01/32	2,577	3,083
GNMA (4)	AA+	3.50	09/20/33	400,004	418,616

GNMA (4)	AA+	3.50	01/20/37	403,907	418,867
GNMA (4)	AA+	4.00	08/15/41	408,170	446,526
GNMA (4)	AA+	4.00	01/15/42	496,337	542,979
GNMA (4)	AA+	4.00	03/20/42	323,523	353,394
GNMA (4)	AA+	4.50	04/20/31	454,463	504,114
GNMA (4)	AA+	4.50	10/15/40	371,123	407,074
GNMA (4)	AA+	5.00	10/15/24	388,316	424,218
GNMA (4)	AA+	5.00	04/15/39	319,207	351,763
GNMA (4)	AA+	5.00	06/20/39	232,294	268,522
GNMA (4)	AA+	5.00	11/15/39	273,106	300,959
GNMA (4)	AA+	6.50	04/15/31	6,755	7,849
GNMA (4)	AA+	6.50	10/15/31	9,202	10,692
GNMA (4)	AA+	6.50	12/15/31	7,454	8,661
GNMA (4)	AA+	6.50	05/15/32	11,895	13,776
GNMA (4)	AA+	7.00	05/15/31	6,952	8,402
GNMA (4)	AA+	7.00	09/15/31	6,496	7,852
GNMA (4)	AA+	7.00	09/15/31	2,395	2,895
GNMA (4)	AA+	7.00	05/15/32	3,512	4,200
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	348,571	406,510
					22,439,409
CORPORATE DEBT (17.9%)
CONSUMER DISCRETIONARY (2.5%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	250,000	282,526
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	267,214
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	506,187
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	261,927
Home Depot, Inc.	A-	5.40	03/01/16	500,000	576,412
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	105,942
Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	103,936
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	306,969
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	513,686
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	269,567
Scholastic Corp.	BB-	5.00	04/15/13	500,000	506,250
Tupperware Brands Corp.	BBB-	4.75	06/01/21	250,000	258,991
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	278,172
					4,237,779
CONSUMER STAPLES (0.9%)
Avon Products, Inc.	BBB-	4.20	07/15/18	150,000	151,023
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	292,429
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	270,894
Kroger Co.	BBB	4.95	01/15/15	500,000	544,531
Sysco Corp.	A+	2.60	06/12/22	300,000	298,955
					1,557,832
ENERGY (2.6%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	320,879
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	546,317
Enbridge, Inc.	A-	5.80	06/15/14	100,000	108,580
EQT Corp.	BBB	4.88	11/15/21	200,000	204,287
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	523,750
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	253,863
Noble Drilling Corp.	BBB+	7.50	03/15/19	800,000	1,003,570
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	250,000	271,133
Sunoco, Inc.	BB+	4.88	10/15/14	500,000	528,213
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	554,925
					4,315,517
FINANCIALS (6.5%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	311,895
Alleghany Corp.	BBB	5.63	09/15/20	300,000	320,986
Ally Financial, Inc.	B+	0.00	12/01/12	2,500,000	2,459,371
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,562
Barrick N.A. Finance LLC	A-	4.40	05/30/21	250,000	269,457

Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	296,436
Block Financial LLC	BBB	5.13	10/30/14	250,000	257,829
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	527,600
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	281,318
Duke Realty LP	BBB-	4.63	05/15/13	250,000	255,463
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	563,194
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,522,541
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	270,714
HCP, Inc.	BBB	5.65	12/15/13	250,000	264,043
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	278,300
Markel Corp.	BBB	6.80	02/15/13	250,000	257,678
Morgan Stanley	A-	4.00	07/24/15	250,000	248,548
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	100,000	90,000
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	109,154
ProLogis LP	BBB-	6.63	05/15/18	150,000	173,014
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	259,474
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	259,968
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	106,270
Regency Centers LP	BBB	4.95	04/15/14	250,000	261,485
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	250,232
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	100,000	102,549
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	200,000	207,768
Zions Bancorporation	BB+	5.65	05/15/14	397,000	410,085
					10,867,934
HEALTH CARE (1.3%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	289,761
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	209,800
CIGNA Corp.	BBB	2.75	11/15/16	250,000	257,568
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	564,593
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	265,062
PerkinElmer, Inc.	BBB	5.00	11/15/21	100,000	107,335
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	276,925
WellPoint, Inc.	A-	4.35	08/15/20	250,000	274,888
					2,245,932
INDUSTRIALS (1.3%)
CSX Corp.	BBB	6.25	04/01/15	250,000	284,828
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	500,000	506,250
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	266,654
Masco Corp.	BBB-	5.88	07/15/12	500,000	500,375
Pentair, Inc.	BBB-	5.00	05/15/21	250,000	277,142
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	249,290
URS Corp.†	BBB-	5.00	04/01/22	100,000	98,777
					2,183,316
INFORMATION TECHNOLOGY (0.1%)
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	107,205

MATERIALS (1.2%)
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	100,000	98,388
Geon Co.	BB-	7.50	12/15/15	1,000,000	1,030,000
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	250,811
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	322,352
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	266,250
					1,967,801
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	523,585

UTILITIES (1.2%)
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	250,000	196,875
Constellation Energy	BBB-	5.15	12/01/20	340,000	376,360
Entergy Corp.	BBB-	5.13	09/15/20	250,000	259,551
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	269,695

Progress Energy, Inc.	A	5.25	12/15/15	500,000	568,960
SCANA Corp.	BBB	4.13	02/01/22	300,000	302,712
					1,974,153
TOTAL LONG-TERM DEBT SECURITIES (Cost: $57,694,029) 37.1%					62,204,921

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.5%)
Abbott Laboratories†	A-1+	0.14	08/07/12	1,000,000	999,852
General Electric Capital Corp.	A-1+	0.15	07/11/12	2,500,000	2,499,885
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	4,020,000	4,019,969
					7,519,706
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,519,706) 4.5%					7,519,706

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,017,200) 0.6%					1,017,200

TOTAL INVESTMENTS (Cost: $147,645,272) 99.8%					167,201,550

OTHER NET ASSETS 0.2%					269,033

NET ASSETS 100.0%					$167,470,583

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.9%)	5,350,714	7,650,333
Equity Index Fund (21.5%)	2,435,769	5,511,181
Mid-Cap Equity Index Fund (5.4%)	899,339	1,392,832
Mid-Term Bond Fund (37.0%)	8,795,076	9,492,974
Money Market Fund (6.2%)	1,321,573	1,587,751
TOTAL INVESTMENTS (Cost: $24,511,659) 100.0%		25,635,071
OTHER NET ASSETS		—

NET ASSETS 100.0%		$25,635,071

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.7%)	3,677,377	5,257,833
Equity Index Fund (26.4%)	2,493,687	5,642,226
International Fund (3.3%)	1,132,867	701,068
Mid-Cap Equity Index Fund (15.2%)	2,085,918	3,230,521
Mid-Term Bond Fund (26.2%)	5,189,468	5,601,258
Money Market Fund (4.2%)	745,480	895,627
TOTAL INVESTMENTS (Cost: $19,721,499) 100.0%		21,328,533
OTHER NET ASSETS		—

NET ASSETS 100.0%		$21,328,533

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.9%)	17,693,425	25,297,671
Equity Index Fund (31.3%)	14,070,491	31,835,950
International Fund (6.5%)	10,586,722	6,551,529
Mid-Cap Equity Index Fund (11.8%)	7,757,657	12,014,508
Mid-Term Bond Fund (17.7%)	16,600,186	17,917,427
Money Market Fund (3.4%)	2,912,741	3,499,396
Small Cap Growth Fund (2.2%)	1,818,400	2,258,335
Small Cap Value Fund (2.2%)	1,738,199	2,212,439
TOTAL INVESTMENTS (Cost: $90,333,151) 100.0%		101,587,255
OTHER NET ASSETS		—

NET ASSETS 100.0%		$101,587,255

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	23,430,126	33,499,878
Equity Index Fund (35.5%)	22,033,413	49,852,889
International Fund (7.6%)	17,257,541	10,679,726
Mid-Cap Equity Index Fund (11.6%)	10,461,360	16,201,812
Mid-Term Bond Fund (12.9%)	16,738,778	18,067,017
Small Cap Growth Fund (4.3%)	4,878,150	6,058,345
Small Cap Value Fund (4.3%)	4,692,315	5,972,538
TOTAL INVESTMENTS (Cost: $125,185,143) 100.0%		140,332,205
OTHER NET ASSETS		—

NET ASSETS 100.0%		$140,332,205

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.4%)	18,379,916	26,279,200
Equity Index Fund (40.1%)	22,829,466	51,654,041
International Fund (7.9%)	15,887,894	9,832,128
Mid-Cap Equity Index Fund (16.1%)	13,037,367	20,191,348
Mid-Term Bond Fund (5.9%)	7,384,545	7,970,516
Small Cap Growth Fund (5.4%)	5,565,302	6,911,744
Small Cap Value Fund (5.2%)	5,359,131	6,821,284
TOTAL INVESTMENTS (Cost: $114,171,660) 100.0%		129,660,261
OTHER NET ASSETS		—

NET ASSETS 100.0%		$129,660,261

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.7%)	14,675,860	20,983,222
Equity Index Fund (41.1%)	19,351,221	43,784,151
International Fund (8.4%)	14,436,237	8,933,779
Mid-Cap Equity Index Fund (18.1%)	12,482,522	19,332,044
Small Cap Growth Fund (6.4%)	5,460,813	6,781,974
Small Cap Value Fund (6.3%)	5,259,304	6,694,220
TOTAL INVESTMENTS (Cost: $93,022,440) 100.0%		106,509,390
OTHER NET ASSETS		—

NET ASSETS 100.0%		$106,509,390

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.9%)	7,543,062	10,784,904
Equity Index Fund (41.1%)	15,135,317	34,245,229
International Fund (10.1%)	13,599,912	8,416,224
Mid-Cap Equity Index Fund (21.2%)	11,429,289	17,700,872
Small Cap Growth Fund (7.4%)	4,985,763	6,191,993
Small Cap Value Fund (7.3%)	4,798,896	6,108,198
TOTAL INVESTMENTS (Cost: $72,590,456) 100.0%		83,447,420
OTHER NET ASSETS		—

NET ASSETS 100.0%		$83,447,420

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.6%)	5,611,847	8,023,695
Equity Index Fund (35.9%)	12,050,815	27,266,223
International Fund (11.8%)	14,488,375	8,966,044
Mid-Cap Equity Index Fund (24.8%)	12,117,554	18,766,807
Small Cap Growth Fund (8.5%)	5,167,463	6,417,653
Small Cap Value Fund (8.4%)	4,977,548	6,335,593
TOTAL INVESTMENTS (Cost: $66,289,732) 100.0%		75,776,015
OTHER NET ASSETS		—

NET ASSETS 100.0%		$75,776,015

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.7%)	6,373,437	9,112,600
Equity Index Fund (36.0%)	15,016,584	33,976,584
International Fund (12.8%)	19,474,919	12,051,937
Mid-Cap Equity Index Fund (20.6%)	12,530,375	19,406,155
Small Cap Growth Fund (10.5%)	8,000,345	9,935,909
Small Cap Value Fund (10.4%)	7,724,825	9,832,420
TOTAL INVESTMENTS (Cost: $82,828,982) 100.0%		94,315,605
OTHER NET ASSETS		—

NET ASSETS 100.0%		$94,315,605

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.3%)	15,374,589	21,982,250
Equity Index Fund (27.3%)	9,040,380	20,454,799
Mid-Term Bond Fund (43.4%)	30,152,115	32,544,715
TOTAL INVESTMENTS (Cost: $69,027,142) 100.0%		74,981,764
OTHER NET ASSETS		—

NET ASSETS 100.0%		$74,981,764

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.5%)	40,313,881	57,639,900
Equity Index Fund (37.4%)	33,449,885	75,683,843
Mid-Cap Equity Index Fund (15.4%)	20,142,057	31,194,588
Mid-Term Bond Fund (18.7%)	35,128,404	37,915,878
TOTAL INVESTMENTS (Cost: $177,788,144) 100.0%		202,434,209
OTHER NET ASSETS		—

NET ASSETS 100.0%		$202,434,209

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.0%)	28,228,412	40,360,364
Equity Index Fund (46.9%)	36,271,735	82,068,572
Mid-Cap Equity Index Fund (20.0%)	22,627,992	35,044,628
Small Cap Growth Fund (5.0%)	7,080,217	8,793,169
Small Cap Value Fund (5.1%)	6,982,374	8,887,403
TOTAL INVESTMENTS (Cost: $153,883,095) 100.0%		175,154,136
OTHER NET ASSETS		—

NET ASSETS 100.0%		$175,154,136

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.0%)
U.S. Treasury Bill	A-1+	0.09	08/16/12	10,000,000	9,997,856
U.S. Treasury Bill	A-1+	0.09	09/27/12	5,000,000	4,999,000
U.S. Treasury Bill	A-1+	0.09	09/27/12	1,500,000	1,499,700
					16,496,556
U.S. GOVERNMENT AGENCIES (8.1%)
FHLMC	A-1+	0.11	07/05/12	2,842,000	2,841,957
FHLMC	A-1+	0.11	07/10/12	3,000,000	2,999,908
FHLMC	A-1+	0.11	09/24/12	2,000,000	1,999,381
					7,841,246
COMMERCIAL PAPER (74.8%)
Abbott Laboratories†	A-1+	0.15	08/07/12	700,000	699,888
Abbott Laboratories†	A-1+	0.15	08/13/12	300,000	299,945
Baker Hughes, Inc.†	A-1	0.17	08/17/12	3,800,000	3,799,139
Becton, Dickinson & Co.	A-1+	0.14	08/24/12	3,700,000	3,699,209
Coca-Cola Co.†	A-1	0.14	08/13/12	900,000	899,846
Coca-Cola Co.†	A-1	0.15	07/02/12	250,000	249,994
Coca-Cola Co.†	A-1	0.15	07/27/12	1,700,000	1,699,615
Coca-Cola Co.†	A-1	0.15	08/08/12	950,000	949,846
ConocoPhillips†	A-1	0.12	07/13/12	3,800,000	3,799,835
Danaher Corp.†	A-1	0.17	07/10/12	900,000	899,958
Dell, Inc.†	A-1	0.14	07/23/12	2,700,000	2,699,759
Dell, Inc.†	A-1	0.17	07/09/12	1,100,000	1,099,953
Disney (Walt) Co.†	A-1	0.12	07/10/12	1,000,000	999,967
Disney (Walt) Co.†	A-1	0.15	07/10/12	871,000	870,964
Du Pont (EI) de Nemours & Co.†	A-1	0.16	08/06/12	3,150,000	3,149,482
Du Pont (EI) de Nemours & Co.†	A-1	0.21	09/12/12	650,000	649,458
Emerson Electric Co.†	A-1	0.14	07/17/12	3,850,000	3,849,277
General Electric Capital Corp.†	A-1+	0.15	08/01/12	3,650,000	3,649,513
Google, Inc.†	A-1+	0.13	08/14/12	1,100,000	1,099,733
Illinois Tool Works, Inc.†	A-1	0.13	07/19/12	3,800,000	3,799,739
McDonald’s Corp.†	A-1	0.13	07/25/12	2,000,000	1,999,566
McDonald’s Corp.†	A-1	0.15	07/09/12	300,000	299,989
Medtronic, Inc.†	A-1+	0.14	09/20/12	2,000,000	1,998,893
Nestle Capital Corp.†	A-1+	0.14	07/30/12	3,900,000	3,899,491
New Jersey Natural Gas	A-1	0.11	07/19/12	2,000,000	1,999,884
New Jersey Natural Gas	A-1	0.12	07/06/12	400,000	399,992
New Jersey Natural Gas	A-1	0.12	07/11/12	1,400,000	1,399,949
Private Export Funding Corp.†	A-1	0.16	09/07/12	3,800,000	3,797,192
Procter & Gamble Co.†	A-1+	0.12	07/06/12	700,000	699,986
Rockwell Collins, Inc.†	A-1	0.12	07/13/12	1,600,000	1,599,931
San Diego Gas & Electric Co.†	A-1	0.15	07/06/12	3,800,000	3,799,905
Toyota Motor Credit Corp.	A-1+	0.15	07/09/12	3,900,000	3,899,854
Unilever Capital Corp.†	A-1	0.13	07/31/12	2,850,000	2,849,681
Unilever Capital Corp.†	A-1	0.18	08/02/12	1,000,000	999,776
Wal-Mart Stores†	A-1+	0.13	07/16/12	1,100,000	1,099,928
Wal-Mart Stores†	A-1+	0.13	08/06/12	1,099,000	1,098,853
Wal-Mart Stores†	A-1+	0.14	08/06/12	1,651,000	1,650,762
					72,358,752
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $96,700,907) 99.9%					96,696,554

TEMPORARY CASH INVESTMENTS (2)
(Cost: $94,900) 0.1%					94,900

TOTAL INVESTMENTS
(Cost: $96,795,807) 100.0%					96,791,454

OTHER NET ASSETS 0.0% (3)					64

NET ASSETS 100.0%					$96,791,518

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (42.2%)
U.S. Treasury Note	AA+	1.00	10/31/16	5,000,000	5,076,170
U.S. Treasury Note	AA+	1.25	08/31/15	9,000,000	9,224,298
U.S. Treasury Note	AA+	1.88	06/30/15	5,000,000	5,213,280
U.S. Treasury Note	AA+	1.88	10/31/17	5,000,000	5,275,000
U.S. Treasury Note	AA+	2.25	11/30/17	3,500,000	3,762,500
U.S. Treasury Note	AA+	2.38	03/31/16	3,500,000	3,736,523
U.S. Treasury Note	AA+	2.50	03/31/15	1,500,000	1,586,250
U.S. Treasury Note	AA+	3.00	02/28/17	16,500,000	18,236,356
U.S. Treasury Note	AA+	3.13	05/15/19	3,000,000	3,409,686
U.S. Treasury Note	AA+	3.25	05/31/16	10,000,000	11,034,380
U.S. Treasury Note	AA+	3.25	07/31/16	7,000,000	7,747,579
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,361,493
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,769,735
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	51,703,735
					145,136,985
U.S. GOVERNMENT AGENCIES (13.5%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	6.00	02/01/19	5,703	6,355
FHLMC	AA+	6.50	04/01/14	15,937	16,448
FHLMC	AA+	7.00	02/01/14	5,406	5,613
FHLMC	AA+	7.50	03/15/21	8,409	9,605
FHLMC	AA+	8.00	09/01/18	1,461	1,482
FHLMC	AA+	8.50	09/01/17	2,228	2,264
FNMA	AA+	6.00	09/01/12	16	16
FNMA	AA+	6.50	08/01/13	2,299	2,404
FNMA	AA+	8.00	06/01/17	287	288
					44,475
NON-MORTGAGE-BACKED OBLIGATIONS (13.5%)
FFCB	AA+	4.95	10/10/14	12,500,000	13,777,275
FFCB	AA+	5.10	08/05/13	5,000,000	5,260,115
FHLB	AA+	1.38	05/28/14	17,000,000	17,343,922
FNMA	AA+	1.25	02/27/14	10,000,000	10,167,080
					46,548,392
CORPORATE DEBT (42.1%)
CONSUMER DISCRETIONARY (3.7%)
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	748,198
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,080,533
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,042,301
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,068,468
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	506,187
Home Depot, Inc.	A-	5.40	03/01/16	250,000	288,206
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,615,619
Hyatt Hotels Corp.†	BBB	5.75	08/15/15	200,000	219,308
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	261,268
Kohl’s Corp.	BBB+	4.00	11/01/21	1,000,000	1,039,360
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	750,000	769,150
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,213,278
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	770,529
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	516,919
Scholastic Corp.	BB-	5.00	04/15/13	250,000	253,125
Whirlpool Corp.	BBB-	5.50	03/01/13	850,000	872,441
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	556,344
					12,821,234
CONSUMER STAPLES (2.7%)
Anheuser-Busch Cos., Inc.	A	4.38	01/15/13	1,000,000	1,017,152
Avon Products, Inc.	BBB-	4.20	07/15/18	1,800,000	1,812,281
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,023,884

Clorox Co.	BBB+	5.00	03/01/13	500,000	514,067
Clorox Co.	BBB+	5.00	01/15/15	300,000	327,482
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	584,857
Dr. Pepper Snapple Group, Inc.	BBB	2.60	01/15/19	150,000	152,347
Hershey Co.	A	4.85	08/15/15	500,000	559,569
Hershey Co.	A	5.00	04/01/13	500,000	516,396
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	297,983
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	526,308
Kroger Co.	BBB	4.95	01/15/15	500,000	544,531
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	410,714
Safeway, Inc.	BBB	3.95	08/15/20	1,000,000	964,908
					9,252,479
ENERGY (3.2%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	546,317
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,156,372
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	261,875
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,572,360
Nabors Industries Ltd.	BBB	5.38	08/15/12	750,000	753,019
National Oilwell Varco, Inc.	A-	6.13	08/15/15	1,000,000	1,015,453
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,044,394
Sunoco, Inc.	BB+	4.88	10/15/14	500,000	528,213
Sunoco, Inc.	BB+	5.75	01/15/17	290,000	308,097
Sunoco, Inc.	BB+	9.63	04/15/15	500,000	578,131
Transocean, Inc.	BBB-	1.50	12/15/37	1,200,000	1,194,000
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,034,040
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	513,517
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	554,925
					11,060,713
FINANCIALS (15.7%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,534,662
American Express Credit Corp.	A-	5.88	05/02/13	1,000,000	1,041,690
Bank of America Corp.	A-	3.70	09/01/15	250,000	252,562
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	519,941
Block Financial LLC	BBB	5.13	10/30/14	750,000	773,487
Block Financial LLC	BBB	7.88	01/15/13	750,000	768,829
Boston Properties LP	A-	3.70	11/15/18	470,000	491,102
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,068,597
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,085,929
Citigroup, Inc.	BBB+	5.63	08/27/12	1,500,000	1,508,987
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	214,577
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,125,273
Duke Realty LP	BBB-	4.63	05/15/13	500,000	510,927
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,014,052
ERP Operating LP	BBB+	5.38	08/01/16	500,000	560,033
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	835,779
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	126,878
Fosters Finance Corp.†	BBB+	4.88	10/01/14	500,000	535,231
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	550,916
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	907,953
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	500,000	528,072
Harley-Davidson Funding†	BBB+	5.25	12/15/12	1,000,000	1,016,465
Hartford Financial Svcs.	BBB	4.00	10/15/17	850,000	853,526
Hartford Financial Svcs.	BBB	5.50	10/15/16	1,000,000	1,082,854
HCP, Inc.	BBB	5.65	12/15/13	500,000	528,087
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,400,423
Health Care REIT, Inc.	BBB-	3.63	03/15/16	1,750,000	1,798,984
HSBC Finance Corp.	A	3.87	11/10/13	40,000	40,280
HSBC Finance Corp.	A	3.90	11/10/13	43,000	43,390
HSBC Finance Corp.	A	4.68	11/10/13	70,000	70,800
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	519,587
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,572,399

KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,099,812
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,016,156
Lincoln National Corp.	A-	5.65	08/27/12	400,000	402,748
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,079,107
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,030,710
MetLife, Inc.	A-	5.00	11/24/13	250,000	264,923
Morgan Stanley	A-	2.88	01/24/14	500,000	494,374
Morgan Stanley	A-	4.00	07/24/15	1,000,000	994,193
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	841,657
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	269,510
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	750,000	675,000
ProLogis LP	BBB-	6.63	05/15/18	1,500,000	1,730,138
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,061,937
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,076,612
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,663,795
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,806,597
Regency Centers LP	BBB	4.95	04/15/14	500,000	522,970
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,635,380
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,651,531
Simon Property Group LP	A-	2.80	01/30/17	1,500,000	1,544,108
SLM Corp.	BBB-	5.00	10/01/13	1,500,000	1,545,000
Southtrust Bank, N.A.	A+	4.75	03/01/13	250,000	255,952
Textron Financial Corp.	BBB-	5.40	04/28/13	1,000,000	1,027,198
Tyco Int’l. Finance	A-	6.00	11/15/13	675,000	725,263
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	1,700,000	1,743,340
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,581,914
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	402,164
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,032,960
					54,057,321
HEALTH CARE (3.7%)
Allergan, Inc.	A+	5.75	04/01/16	500,000	579,523
Baxter International, Inc.	A+	4.63	03/15/15	250,000	275,056
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	1,000,000	1,048,999
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,525,556
Cardinal Health, Inc.	A-	5.50	06/15/13	1,000,000	1,040,969
CIGNA Corp.	BBB	2.75	11/15/16	1,750,000	1,802,976
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,609,209
Laboratory Corp. of America	BBB+	3.13	05/15/16	500,000	521,723
Laboratory Corp. of America	BBB+	4.63	11/15/20	400,000	439,663
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	291,938
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	564,593
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	586,000
Medtronic, Inc.	A+	1.63	04/15/13	1,500,000	1,503,750
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	763,388
					12,553,343
INDUSTRIALS (4.5%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	510,845
Black & Decker Corp.	A	4.75	11/01/14	500,000	539,134
Black & Decker Corp.	A	5.75	11/15/16	500,000	580,849
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	515,648
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,139,311
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,036,956
Masco Corp.	BBB-	4.80	06/15/15	500,000	513,738
Masco Corp.	BBB-	5.88	07/15/12	300,000	300,225
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	1,500,000	1,495,737
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	798,833
Roper Industries, Inc.	BBB	6.63	08/15/13	1,000,000	1,051,953
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	514,652
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,144,860
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	541,165
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	849,241

Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	531,114
Textron, Inc.	BBB-	4.63	09/21/16	750,000	809,529
Union Pacific Corp.	A-	4.88	01/15/15	500,000	544,646
URS Corp.†	BBB-	3.85	04/01/17	1,700,000	1,678,799
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	532,063
					15,629,298
INFORMATION TECHNOLOGY (2.0%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	812,835
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	792,458
Avnet, Inc.	BBB-	5.88	03/15/14	750,000	794,073
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,075,472
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,608,072
Lexmark International, Inc.	BBB-	6.65	06/01/18	1,500,000	1,684,457
					6,767,367
MATERIALS (3.1%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,563,098
Cytec Industries, Inc.	BBB	6.00	10/01/15	1,000,000	1,098,245
Freeport-McMoRan Copper & Gold	BBB	2.15	03/01/17	1,750,000	1,725,407
Kinross Gold Corp.	NR	3.63	09/01/16	2,000,000	2,015,614
Kinross Gold Corp.	NR	5.13	09/01/21	750,000	758,810
Lubrizol Corp.	AA+	5.50	10/01/14	500,000	552,791
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	773,985
Sealed Air Corp.†	BB	5.63	07/15/13	1,000,000	1,032,500
Vulcan Materials Co.	BB	6.30	06/15/13	1,000,000	1,023,250
					10,543,700
TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,308,961

UTILITIES (3.1%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	577,094
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,080,089
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,207,220
CenterPoint Energy Resources	BBB+	7.88	04/01/13	750,000	788,198
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,660,412
Entergy Corp.	BBB-	4.70	01/15/17	600,000	629,362
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,037,917
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,059,245
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	651,083
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,049,951
					10,740,571
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $314,070,742) 97.8%					336,464,839

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
ConocoPhillips†	A-1	0.12	07/13/12	2,000,000	1,999,913
New Jersey Natural Gas	A-1	0.11	07/05/12	1,500,000	1,499,977
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	1,400,000	1,399,989
					4,899,879
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $4,899,879) 1.4%					4,899,879

TEMPORARY CASH INVESTMENTS (2)
(Cost: $30,000) 0.0% (3)					30,000

TOTAL INVESTMENTS
(Cost: $319,000,621) 99.2%					341,394,718

OTHER NET ASSETS 0.8%					2,600,429

NET ASSETS 100.0%					$343,995,147

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2012  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.0%)
U.S. Treasury Note	AA+	2.13	08/15/21	5,000,000	5,255,470
U.S. Treasury Strip	AA+	0.00	08/15/18	4,000,000	3,760,272
U.S. Treasury Strip	AA+	0.00	08/15/29	37,000,000	23,661,865
					32,677,607
U.S. GOVERNMENT AGENCIES (31.8%)
MORTGAGE-BACKED OBLIGATIONS (29.3%)
FHARM	AA+	3.38	04/01/42	1,192,109	1,222,946
FHARM	AA+	4.64	09/01/39	1,186,721	1,269,488
FHARM	AA+	5.22	04/01/37	651,948	698,185
FHARM	AA+	5.24	02/01/36	409,953	440,936
FHARM	AA+	5.39	04/01/37	806,475	863,047
FHARM	AA+	5.43	05/01/37	586,302	634,439
FHARM	AA+	5.77	03/01/37	316,534	343,026
FHLMC	AA+	4.00	05/01/24	613,296	648,504
FHLMC	AA+	4.00	02/01/25	1,446,825	1,529,885
FHLMC	AA+	4.00	05/01/26	1,378,524	1,457,662
FHLMC	AA+	4.00	12/01/34	1,155,735	1,233,081
FHLMC	AA+	4.00	12/15/38	500,000	545,714
FHLMC	AA+	4.00	07/01/41	2,409,642	2,560,362
FHLMC	AA+	4.00	12/01/41	1,239,179	1,317,463
FHLMC	AA+	4.50	03/01/34	1,569,478	1,680,330
FHLMC	AA+	4.50	08/01/34	1,359,934	1,455,986
FHLMC	AA+	4.50	08/15/35	567,282	621,446
FHLMC	AA+	5.00	02/01/26	338,104	365,470
FHLMC	AA+	5.00	08/01/35	1,655,383	1,789,304
FHLMC	AA+	5.50	12/15/20	531,482	535,824
FHLMC	AA+	5.50	03/01/21	417,280	456,769
FHLMC	AA+	5.50	07/01/32	961,552	1,050,500
FHLMC	AA+	5.50	01/15/33	800,055	891,549
FHLMC	AA+	5.50	05/01/33	1,497,045	1,642,547
FHLMC	AA+	5.50	01/15/35	617,000	673,731
FHLMC	AA+	5.50	06/01/37	2,335,488	2,545,694
FHLMC	AA+	6.00	07/15/29	589,760	651,466
FHLMC	AA+	6.00	03/15/32	653,015	726,887
FNMA	AA+	3.00	05/01/32	1,290,898	1,334,022
FNMA	AA+	3.50	01/01/32	2,415,667	2,558,462
FNMA	AA+	3.50	03/01/32	1,967,317	2,083,450
FNMA	AA+	3.50	04/01/42	2,189,769	2,345,849
FNMA	AA+	4.00	05/01/19	917,233	983,792
FNMA	AA+	4.00	01/01/31	3,662,131	3,941,570
FNMA	AA+	4.00	11/01/33	2,499,622	2,673,156
FNMA	AA+	4.00	03/01/35	1,250,152	1,336,943
FNMA	AA+	4.00	06/01/39	1,589,142	1,693,507
FNMA	AA+	4.00	11/01/40	2,257,068	2,406,002
FNMA	AA+	4.00	12/01/40	1,871,191	1,994,663
FNMA	AA+	4.00	05/01/41	2,220,044	2,426,948
FNMA	AA+	4.50	05/01/18	624,838	672,814
FNMA	AA+	4.50	05/01/19	139,530	150,156
FNMA	AA+	4.50	06/01/19	296,479	319,058
FNMA	AA+	4.50	05/01/30	1,560,781	1,687,637
FNMA	AA+	4.50	04/01/31	1,947,241	2,106,780
FNMA	AA+	4.50	08/01/33	649,932	699,492
FNMA	AA+	4.50	08/01/33	421,333	453,462
FNMA	AA+	4.50	09/01/33	1,663,424	1,790,269
FNMA	AA+	4.50	10/01/33	1,512,373	1,627,699
FNMA	AA+	4.50	10/01/33	882,175	949,445

FNMA	AA+	4.50	05/01/34	432,024	464,697
FNMA	AA+	4.50	06/01/34	860,053	925,099
FNMA	AA+	4.50	07/01/34	1,010,765	1,087,210
FNMA	AA+	4.50	01/01/35	1,679,731	1,807,818
FNMA	AA+	4.50	08/01/35	1,421,544	1,527,278
FNMA	AA+	4.50	09/01/35	774,515	822,442
FNMA	AA+	4.50	12/01/35	1,289,679	1,385,605
FNMA	AA+	4.50	05/01/39	2,559,874	2,747,077
FNMA	AA+	4.50	05/01/39	2,444,303	2,623,055
FNMA	AA+	4.50	05/01/40	1,712,467	1,872,624
FNMA	AA+	4.50	11/01/40	2,282,240	2,456,272
FNMA	AA+	4.50	06/01/41	1,958,205	2,107,527
FNMA	AA+	4.50	01/01/42	340,009	366,574
FNMA	AA+	5.00	04/01/18	145,135	157,143
FNMA	AA+	5.00	09/01/18	646,465	699,952
FNMA	AA+	5.00	09/01/20	532,190	576,305
FNMA	AA+	5.00	10/01/20	853,476	924,223
FNMA	AA+	5.00	10/01/25	575,964	626,358
FNMA	AA+	5.00	09/01/33	3,091,522	3,364,095
FNMA	AA+	5.00	10/01/33	1,683,365	1,831,784
FNMA	AA+	5.00	11/01/33	1,657,105	1,803,208
FNMA	AA+	5.00	03/01/34	444,593	483,792
FNMA	AA+	5.00	04/01/34	722,918	786,204
FNMA	AA+	5.00	04/01/34	254,298	276,560
FNMA	AA+	5.00	04/01/35	914,326	992,083
FNMA	AA+	5.00	06/01/35	592,072	642,423
FNMA	AA+	5.00	09/01/35	1,940,835	2,105,889
FNMA	AA+	5.00	11/25/35	2,500,000	2,791,283
FNMA	AA+	5.00	05/01/39	2,234,655	2,459,244
FNMA	AA+	5.00	09/25/40	1,678,430	1,906,512
FNMA	AA+	5.50	04/01/17	60,956	66,431
FNMA	AA+	5.50	05/01/17	126,898	138,294
FNMA	AA+	5.50	01/01/24	525,788	578,432
FNMA	AA+	5.50	03/01/24	1,202,299	1,322,068
FNMA	AA+	5.50	09/01/25	515,375	566,376
FNMA	AA+	5.50	11/01/26	457,324	501,631
FNMA	AA+	5.50	01/01/27	268,924	294,978
FNMA	AA+	5.50	03/01/33	563,417	619,762
FNMA	AA+	5.50	09/01/33	828,230	910,540
FNMA	AA+	5.50	10/01/33	1,280,046	1,407,257
FNMA	AA+	5.50	03/01/34	742,696	816,505
FNMA	AA+	5.50	03/01/34	346,660	381,111
FNMA	AA+	5.50	07/01/34	593,887	652,536
FNMA	AA+	5.50	09/01/34	705,738	776,315
FNMA	AA+	5.50	09/01/34	611,150	671,504
FNMA	AA+	5.50	09/01/34	270,760	297,499
FNMA	AA+	5.50	10/01/34	1,485,939	1,632,683
FNMA	AA+	5.50	02/01/35	706,325	776,079
FNMA	AA+	5.50	02/01/35	522,855	573,509
FNMA	AA+	5.50	04/01/35	786,664	862,876
FNMA	AA+	5.50	08/01/35	1,706,574	1,871,907
FNMA	AA+	5.50	02/25/37	762,061	839,077
FNMA	AA+	5.50	05/01/38	1,491,453	1,627,555
FNMA	AA+	5.50	06/01/48	775,529	840,484
FNMA	AA+	5.50	11/01/38	669,893	722,232
FNMA	AA+	6.00	03/01/17	101,941	112,144
FNMA	AA+	6.00	05/01/23	639,214	721,845
FNMA	AA+	6.00	01/01/25	412,096	460,925
FNMA	AA+	6.00	03/01/28	667,930	736,352
FNMA	AA+	6.00	04/01/32	180,538	203,297
FNMA	AA+	6.00	04/01/32	94,053	105,910

FNMA	AA+	6.00	05/01/32	609,842	686,719
FNMA	AA+	6.00	04/01/33	1,118,340	1,259,319
FNMA	AA+	6.00	11/01/34	614,455	685,770
FNMA	AA+	6.00	03/01/36	234,532	256,255
FNMA	AA+	6.00	12/01/36	697,557	768,708
FNMA	AA+	6.00	01/01/37	802,162	883,982
FNMA	AA+	6.00	03/01/37	898,894	983,277
FNMA	AA+	6.00	04/01/37	489,226	535,152
FNMA	AA+	6.00	05/01/37	342,128	374,245
FNMA	AA+	6.00	06/01/37	673,956	737,223
FNMA	AA+	6.00	07/01/37	476,114	524,678
FNMA	AA+	6.00	08/01/37	973,765	1,073,088
FNMA	AA+	6.00	12/01/37	443,063	488,255
FNMA	AA+	6.00	10/25/44	884,223	984,941
FNMA	AA+	6.00	02/25/47	1,904,518	2,159,171
FNMA	AA+	6.00	12/25/49	1,469,849	1,686,441
FNMA	AA+	6.50	09/01/16	35,497	38,108
FNMA	AA+	6.50	03/01/17	280,534	304,847
FNMA	AA+	6.50	05/01/17	16,675	18,120
FNMA	AA+	6.50	04/01/32	53,912	61,711
FNMA	AA+	6.50	05/01/32	627,305	718,048
FNMA	AA+	6.50	05/01/32	239,485	274,128
FNMA	AA+	6.50	09/01/36	454,037	508,648
FNMA	AA+	6.50	05/01/37	664,575	750,326
FNMA	AA+	6.50	07/01/37	186,352	210,397
FNMA	AA+	6.50	09/01/37	445,074	502,501
FNMA	AA+	6.50	05/01/38	719,388	810,637
FNMA	AA+	7.00	09/01/31	71,133	84,514
FNMA	AA+	7.00	11/01/31	48,064	57,106
FNMA	AA+	7.00	01/25/44	737,973	836,488
FNMA	AA+	7.50	04/01/32	79,380	94,133
FNMA	AA+	7.50	06/01/32	199,108	236,112
FNMA	AA+	8.00	03/01/31	32,405	38,738
FNMA	AA+	8.00	04/01/32	33,496	40,077
FNMA	AA+	8.00	04/01/32	33,214	39,854
GNMA (4)	AA+	3.50	09/20/33	2,400,024	2,511,695
GNMA (4)	AA+	3.50	01/20/37	1,615,629	1,675,467
GNMA (4)	AA+	4.00	08/15/41	2,641,101	2,889,288
GNMA (4)	AA+	4.00	11/15/41	1,482,585	1,621,905
GNMA (4)	AA+	4.00	12/15/41	2,176,029	2,380,513
GNMA (4)	AA+	4.00	01/15/42	992,078	1,085,304
GNMA (4)	AA+	4.00	03/20/42	1,493,181	1,631,051
GNMA (4)	AA+	4.00	04/15/24	710,272	766,030
GNMA (4)	AA+	4.25	06/20/36	1,417,560	1,549,334
GNMA (4)	AA+	4.25	04/20/41	1,419,535	1,554,596
GNMA (4)	AA+	4.29	04/15/41	1,140,096	1,247,232
GNMA (4)	AA+	4.50	02/20/20	1,605,587	1,751,206
GNMA (4)	AA+	4.50	06/20/30	370,350	411,621
GNMA (4)	AA+	4.50	09/15/30	1,287,282	1,422,842
GNMA (4)	AA+	4.50	06/20/34	1,359,610	1,502,626
GNMA (4)	AA+	4.50	10/15/40	3,015,374	3,307,473
GNMA (4)	AA+	4.50	10/15/40	1,724,139	1,891,156
GNMA (4)	AA+	5.00	04/15/39	2,253,229	2,483,031
GNMA (4)	AA+	5.00	06/20/39	2,032,576	2,349,567
GNMA (4)	AA+	5.00	11/15/39	1,560,605	1,719,768
GNMA (4)	AA+	5.00	06/20/40	1,441,987	1,598,569
GNMA (4)	AA+	5.00	06/20/40	1,370,709	1,519,552
GNMA (4)	AA+	5.50	01/15/36	456,375	506,717
GNMA (4)	AA+	6.50	04/15/31	25,220	29,303
GNMA (4)	AA+	6.50	12/15/31	106,223	123,421
GNMA (4)	AA+	6.50	05/15/32	45,417	52,600

GNMA (4)	AA+	7.00	09/15/31	32,842	39,696
GNMA (4)	AA+	7.00	09/15/31	23,486	28,388
GNMA (4)	AA+	7.00	05/15/32	13,657	16,334
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	1,917,138	2,235,805
					192,409,674
NON-MORTGAGE-BACKED OBLIGATIONS (2.5%)
FNMA	AA+	0.00	10/09/19	20,000,000	16,211,416

CORPORATE DEBT (61.0%)
CONSUMER DISCRETIONARY (7.4%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,390,312
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,206,562
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	521,151
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,136,936
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	2,000,000	2,024,748
Expedia, Inc.	BBB-	5.95	08/15/20	3,000,000	3,143,124
Home Depot, Inc.	A-	5.40	03/01/16	2,000,000	2,305,648
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,966,382
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	219,722
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,612,683
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,723,123
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	2,000,000	2,051,066
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,046,458
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,011,065
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	2,054,744
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,069,946
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,245,595
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,234,807
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	2,025,000
Tupperware Brands Corp.	BBB-	4.75	06/01/21	3,000,000	3,107,886
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,225,374
Whirlpool Corp.	BBB-	4.85	06/15/21	1,000,000	1,035,947
					48,358,279
CONSUMER STAPLES (3.8%)
Avon Products, Inc.	BBB-	4.20	07/15/18	3,000,000	3,020,469
Beam, Inc.	BBB-	5.38	01/15/16	344,000	382,596
Cargill, Inc.†	A	5.00	11/15/13	500,000	526,503
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,056,266
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,339,428
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	3,000,000	3,162,297
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,494,533
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,178,122
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,080,355
Ralcorp Hldgs., Inc.	BBB-	4.95	08/15/20	1,500,000	1,570,289
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,798,233
					24,609,091
ENERGY (6.2%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,208,788
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,185,266
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,085,795
EQT Corp.	BBB	4.88	11/15/21	3,000,000	3,064,305
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,095,000
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,358,818
Nabors Industries Ltd.	BBB	5.38	08/15/12	1,000,000	1,004,025
National Oilwell Varco, Inc.	A-	6.13	08/15/15	2,000,000	2,030,906
Noble Drilling Corp.	BBB+	7.50	03/15/19	2,000,000	2,508,924
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	2,775,000	3,009,571
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,942,260
Sunoco, Inc.	BB+	5.75	01/15/17	2,000,000	2,124,810
Transocean, Inc.	BBB-	1.50	12/15/37	3,000,000	2,985,000
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	513,517

Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	1,500,000	1,664,774
					40,781,759
FINANCIALS (22.0%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,118,947
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,209,856
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,561,156
Ally Financial, Inc.	B+	0.00	12/01/12	10,000,000	9,837,500
American Express Credit Corp.	A-	5.88	05/02/13	500,000	520,845
Bank of America Corp.	A-	3.70	09/01/15	2,000,000	2,020,492
Barrick N.A. Finance LLC	A-	4.40	05/30/21	3,000,000	3,233,484
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,371,488
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,804,803
Block Financial LLC	BBB	7.88	01/15/13	1,250,000	1,281,381
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,028,182
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,110,400
Capital One Financial Corp.	BBB	4.75	07/15/21	3,200,000	3,491,776
Citigroup, Inc.	BBB+	5.63	08/27/12	3,000,000	3,017,973
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,250,546
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,043,706
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	500,000	489,471
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,815,968
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,075,135
Genworth Financial, Inc.	BBB	7.20	02/15/21	1,750,000	1,666,875
Genworth Financial, Inc.	BBB	7.63	09/24/21	1,300,000	1,228,284
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	3,000,000	3,026,511
Harley-Davidson Financial Svcs.†	BBB+	3.88	03/15/16	2,678,000	2,828,354
Harley-Davidson Funding†	BBB+	5.25	12/15/12	500,000	508,233
Hartford Financial Svcs.	BBB	5.50	10/15/16	2,000,000	2,165,708
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,044,055
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,112,346
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,400,423
Health Care REIT, Inc.	BBB-	3.63	03/15/16	750,000	770,993
Health Care REIT, Inc.	BBB-	6.13	04/15/20	2,500,000	2,782,995
HSBC Finance Corp.	A	3.87	11/10/13	100,000	100,699
HSBC Finance Corp.	A	4.04	10/10/13	70,000	70,185
JP Morgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,239,244
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,620,665
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,094,880
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,016,156
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,047,387
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,013,742
Markel Corp.	BBB	5.35	06/01/21	1,000,000	1,053,505
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,061,420
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	3,000,000	3,266,616
Morgan Stanley	A-	2.88	01/24/14	1,000,000	988,747
Morgan Stanley	A-	4.00	07/24/15	2,000,000	1,988,386
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	2,000,000	1,800,000
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,274,614
ProLogis LP	BBB-	6.63	05/15/18	3,000,000	3,460,275
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,061,937
Protective Life Secured Trust	AA-	3.40	12/10/14	124,000	124,440
Protective Life Secured Trust	AA-	3.55	10/10/14	53,000	53,345
Protective Life Secured Trust	AA-	3.65	08/10/14	21,000	21,148
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,037,896
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,153,224
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,275,597
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,400,653
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,091,878
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,129,075
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,909,310
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,002,784

SLM Corp.	BBB-	5.00	10/01/13	3,150,000	3,244,500
Southtrust Bank, N.A.	A+	4.75	03/01/13	1,250,000	1,279,761
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,771,350
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	3,000,000	3,116,514
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,163,827
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,005,410
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,065,920
					144,822,976
HEALTH CARE (5.9%)
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,318,090
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,858,923
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,000,000	3,146,997
Biogen Idec, Inc.	BBB+	6.88	03/01/18	2,500,000	3,051,113
CIGNA Corp.	BBB	2.75	11/15/16	1,000,000	1,030,272
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,247,370
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	2,403,380
Laboratory Corp. of America	BBB+	4.63	11/15/20	1,000,000	1,099,158
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,024,345
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,129,185
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,180,744
Medtronic, Inc.	A+	1.63	04/15/13	3,000,000	3,007,500
PerkinElmer, Inc.	BBB	5.00	11/15/21	3,000,000	3,220,056
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,850,000	3,156,939
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,035,700
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,199,106
Wyeth	AA	5.50	03/15/13	1,750,000	1,812,158
					38,921,036
INDUSTRIALS (4.3%)
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,156,536
CSX Corp.	BBB	6.25	04/01/15	2,000,000	2,278,622
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	2,000,000	2,025,000
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,199,845
Masco Corp.	BBB-	5.88	07/15/12	2,000,000	2,001,500
Pentair, Inc.	BBB-	5.00	05/15/21	3,000,000	3,325,707
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	3,000,000	2,991,474
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,130,220
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,058,606
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,130,179
URS Corp.†	BBB-	5.00	04/01/22	3,000,000	2,963,298
					28,260,987
INFORMATION TECHNOLOGY (2.5%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,367,460
Avnet, Inc.	BBB-	5.88	03/15/14	400,000	423,506
Avnet, Inc.	BBB-	5.88	06/15/20	600,000	661,313
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,194,840
Fiserv, Inc.	BBB-	4.63	10/01/20	2,770,000	2,968,689
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,216,144
Lexmark International, Inc.	BBB-	6.65	06/01/18	3,000,000	3,368,913
					16,200,865
MATERIALS (4.6%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,084,130
Cytec Industries, Inc.	BBB	6.00	10/01/15	2,000,000	2,196,490
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,738,905
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	3,000,000	2,951,634
Geon Co.	BB-	7.50	12/15/15	3,750,000	3,862,500
Kinross Gold Corp.	NR	5.13	09/01/21	3,000,000	3,035,238
Lubrizol Corp.	AA+	5.50	10/01/14	2,000,000	2,211,164
Methanex Corp.	BBB-	5.25	03/01/22	600,000	622,506
Newmont Mining Corp.	BBB+	3.50	03/15/22	3,000,000	2,960,994
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,006,486
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,223,521

Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,130,000
					30,023,568
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,392,162
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,094,338
					4,486,500
UTILITIES (3.6%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	577,094
AmerenEnergy Generating Co.	BB-	6.30	04/01/20	2,500,000	1,968,750
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,320,823
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,573,406
Entergy Corp.	BBB-	5.13	09/15/20	500,000	519,103
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,115,761
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,236,334
PPL Energy Supply LLC	BBB	4.60	12/15/21	1,000,000	1,026,187
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,145,604
Progress Energy, Inc.	A	5.25	12/15/15	2,000,000	2,275,840
SCANA Corp.	BBB	4.13	02/01/22	3,100,000	3,128,024
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,851,181
					23,738,107
SOVEREIGN DEBT (0.7%)
Sri Lanka AID	NR	6.59	09/15/28	3,616,360	4,539,906

TOTAL LONG-TERM DEBT SECURITIES
(Cost: $609,340,654) 98.5%					646,041,771

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
General Electric Capital Corp.	A-1+	0.07	07/12/12	4,000,000	3,999,907
New Jersey Natural Gas	A-1	0.12	07/03/12	1,600,000	1,599,984
San Diego Gas & Electric Co.†	A-1	0.14	07/02/12	2,500,000	2,499,981
					8,099,872
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $8,099,872) 1.2%					8,099,872

TEMPORARY CASH INVESTMENTS (2)
(Cost: $850,200) 0.1%					850,200

TOTAL INVESTMENTS
(Cost: $618,290,726) 99.8%					654,991,843

OTHER NET ASSETS 0.2%					1,615,158

NET ASSETS 100.0%					$656,607,001

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2012 (Unaudited)

Abbreviations:               FFCB = Federal Farm Credit Bank

FHARM = Federal Home Adjustable Rate Mortgage

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2012, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$15,899,364	1.5%
ALL AMERICA FUND	$7,308,147	2.9%
SMALL CAP VALUE FUND	$12,296,666	4.4%
SMALL CAP GROWTH FUND	$9,399,777	3.3%
MID CAP VALUE FUND	$1,799,999	3.6%
MID-CAP EQUITY INDEX FUND	$7,999,782	1.4%
INTERNATIONAL FUND	$979,992	1.2%
COMPOSITE FUND	$5,227,752	3.1%
MONEY MARKET FUND	$60,959,864	63.0%
MID-TERM BOND FUND	$11,289,870	3.3%
BOND FUND	$18,999,764	2.9%

(1)        This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2012, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	529	E-mini S&P 500 Stock Index	P	September 2012	$35,876,780	$908,243	3.5%
ALL AMERICA FUND	63	E-mini S&P 500 Stock Index	P	September 2012	$4,272,660	$85,085	1.7%
MID-CAP EQUITY INDEX FUND	245	E-mini S&P MidCap 400 Stock Index	P	September 2012	$23,017,750	$537,114	4.1%

(a)           Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.  The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)        The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2012 was 0.15%.

(3)        Percentage is less than 0.05%.

(4)        U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                       Level 1 – quoted prices in active markets for identical securities.

•                       Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2012, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2012. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2012, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$994,118,792	—	—	$994,118,792
Short-Term Debt Securities	—	$35,898,156	—	$35,898,156
Temporary Cash Investments	—	$750,000	—	$750,000
	$994,118,792	$36,648,156	—	$1,030,766,948

All America Fund
Common Stock - Indexed	$137,053,384	—	—	$137,053,384
Common Stock - Active	$107,943,688	$308,188	—	$108,251,876
Convertible Preferred Stock	$207,905	—	—	$207,905
Short-Term Debt Securities	—	$9,399,775	—	$9,399,775
Temporary Cash Investments	—	$592,600	—	$592,600
	$245,204,977	$10,300,563	—	$255,505,540

Small Cap Value Fund
Common Stock	$255,506,961	$1,796,859	—	$257,303,820
Convertible Preferred Stock	$1,591,072	—	—	$1,591,072
Short-Term Debt Securities	—	$21,995,081	—	$21,995,081
	$257,098,033	$23,791,940	—	$280,889,973

Small Cap Growth Fund
Common Stock	$271,856,467	—	—	$271,856,467
Short-Term Debt Securities	—	$16,899,391	—	$16,899,391
	$271,856,467	$16,899,391	—	$288,755,858

Mid Cap Value Fund
Common Stock	$46,740,999	—	—	$46,740,999
Short-Term Debt Securities	—	$3,499,953	—	$3,499,953
	$46,740,999	$3,499,953	—	$50,240,952

Mid-Cap Equity Index Fund
Common Stock	$537,684,406	—	—	$537,684,406
Short-Term Debt Securities	—	$18,999,247	—	$18,999,247
Temporary Cash Investments	—	$170,700	—	$170,700
	$537,684,406	$19,169,947	—	$556,854,353

International Fund
Common Stock	$78,490,503	—	—	$78,490,503
Short-Term Debt Securities	—	$1,979,934	—	$1,979,934
	$78,490,503	$1,979,934	—	$80,470,437

Composite Fund
Common Stock	$96,459,723	—	—	$96,459,723
U.S. Government Debt	—	$9,784,458	—	$9,784,458
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,439,409	—	$22,439,409
Corporate Long-Term Debt	—	$29,981,054	—	$29,981,054
Short-Term Debt	—	$7,519,706	—	$7,519,706
Temporary Cash Investments	—	$1,017,200	—	$1,017,200
	$96,459,723	$70,741,827	—	$167,201,550

Retirement Income Fund
Common Stock	$25,635,071	—	—	$25,635,071

2010 Retirement Fund
Common Stock	$21,328,533	—	—	$21,328,533

2015 Retirement Fund
Common Stock	$101,587,255	—	—	$101,587,255

2020 Retirement Fund
Common Stock	$140,332,205	—	—	$140,332,205

2025 Retirement Fund
Common Stock	$129,660,261	—	—	$129,660,261

2030 Retirement Fund
Common Stock	$106,509,390	—	—	$106,509,390

2035 Retirement Fund
Common Stock	$83,447,420	—	—	$83,447,420

2040 Retirement Fund
Common Stock	$75,776,015	—	—	$75,776,015

2045 Retirement Fund
Common Stock	$94,315,605	—	—	$94,315,605

Conservative Allocation Fund
Common Stock	$74,981,764	—	—	$74,981,764

Moderate Allocation Fund
Common Stock	$202,434,209	—	—	$202,434,209

Aggressive Allocation Fund
Common Stock	$175,154,136	—	—	$175,154,136

Money Market Fund
U.S. Government Debt	—	$16,496,556	—	$16,496,556
U.S. Government Agency Short-Term Debt	—	$7,841,246	—	$7,841,246
Commercial Paper	—	$72,358,752	—	$72,358,752
Temporary Cash Investments	—	$94,900	—	$94,900
	—	$96,791,454	—	$96,791,454

Mid-Term Bond Fund
U.S. Government Debt	—	$145,136,985	—	$145,136,985
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$44,475	—	$44,475
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$46,548,392	—	$46,548,392
Corporate Debt	—	$144,734,987	—	$144,734,987
Short-Term Debt	—	$4,899,879	—	$4,899,879
Temporary Cash Investments	—	$30,000	—	$30,000
	—	$341,394,718	—	$341,394,718

Bond Fund
U.S. Government Debt	—	$32,677,607	—	$32,677,607
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$192,409,674	—	$192,409,674
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$16,211,416	—	$16,211,416
Long-Term Corporate Debt	—	$400,203,168	—	$400,203,168
Sovereign Debt	—	$4,539,906	—	$4,539,906
Short-Term Debt	—	8,099,872	—	8,099,872
Temporary Cash Investments	—	850,200	—	850,200
	—	$654,991,843	—	$654,991,843

Other Financial Instruments:*
Equity Index Fund	$908,243	—	—	$908,243
All America Fund	$85,085	—	—	$85,085
Mid-Cap Equity Index Fund	$537,114	—	—	$537,114

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Six Months Ended June 30, 2012

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	June 30,	June 30, 2012 Included
	2011	(Losses)	Level 3 (a)	Level 3 (b)	2012	in Statement of Operations
All America Fund - Active Common Stock	—	—	$540,384	$(540,384)	—	—
Small Cap Value Fund - Common Stock	—	—	$3,150,656	$(3,150,656)	—	—

(a)         Reflects transfers into Level 3 from Level 2 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

(b)         Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described in Security Valuation below

During the six months ended June 30, 2012, there were no transfers of securities between Level 1 and Level 2.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. The discussion under Security Valuation, below, reflects these additional disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price porvided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2012 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$280,307,306	$49,320,657	$57,396,725	$53,761,047	$8,485,311
Unrealized Depreciation	(85,693,873)	(25,873,812)	(10,803,581)	(9,024,419)	(4,346,671)
Net	$194,613,433	$23,446,845	$46,593,144	$44,736,628	$4,138,640
Cost of Investments	$836,153,515	$232,058,695	$234,296,829	$244,019,230	$46,102,312

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$107,579,730	$—	$25,256,880	$1,126,962	$1,651,753
Unrealized Depreciation	(44,948,502)	(6,055,198)	(6,515,397)	(8,659)	(483,139)
Net	$62,631,228	$(6,055,198)	$18,741,483	$1,118,303	$1,168,614
Cost of Investments	$494,223,125	$86,525,635	$148,460,067	$24,516,768	$20,159,919

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$11,350,381	$15,527,254	$15,855,364	$13,789,708	$11,161,159
Unrealized Depreciation	(2,321,354)	(2,561,986)	(1,535,397)	(1,399,263)	(987,190)
Net	$9,029,027	$12,965,268	$14,319,967	$12,390,445	$10,173,969
Cost of Investments	$92,558,228	$127,366,937	$115,340,294	$94,118,945	$73,273,451

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$9,819,908	$11,919,446	$5,954,622	$24,646,065	$21,271,041
Unrealized Depreciation	(794,971)	(957,082)	(1,444,495)	(7,464,535)	(4,634,430)
Net	$9,024,937	$10,962,364	$4,510,127	$17,181,530	$16,636,611
Cost of Investments	$66,751,078	$83,353,241	$70,471,637	$185,252,679	$158,517,525

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$177	$22,531,689	$37,852,991
Unrealized Depreciation	(4,530)	(137,592)	(1,151,873)
Net	$(4,353)	$22,394,097	$36,701,118
Cost of Investments	$96,795,807	$319,000,621	$618,920,725

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)               The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)               The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 6, 2012

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: September 6, 2012